UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   March 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management

AllianceBernstein Blended Style Funds
Tax-Managed International Portfolio
International Portfolio



                               International Blend

                                              Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance, Nominating and Compensation Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 26, 2005
Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Tax-Managed International and AllianceBernstein International Portfolios (each a "Portfolio", and collectively, the "Portfolios") for the semi-annual reporting period ended March 31, 2005.

AllianceBernstein Blended Style Funds Tax-Managed International Portfolio Investment Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the MSCI EAFE Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%. The Portfolio seeks to minimize the impact of taxes by considering the tax impact that buy and sell investment decisions will have on its shareholders.

AllianceBernstein Blended Style Funds International Portfolio
Investment Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%.

Investment Results
The tables on pages 4-5 show performance for Blended Style Funds Tax-Managed International Portfolio and International Portfolio compared to their benchmark, the MSCI EAFE Index, for the six- and 12-month periods ended March 31, 2005. During both the six- and 12-month periods ended March 31, 2005, both Portfolios underperformed their benchmark.

During the six-month period ended March 31, 2005, positive stock selection in the consumer discretionary and health care sectors helped both Portfolios' relative returns, while an overweighted position in the technology sector, in addition to stock selection in the financial and materials sectors, offset the gains. Within the consumer sector, an auto-parts company had the largest positive impact. The shares rose strongly after the company reported record results for 2004 and set expectations for similar gains in 2005. Portfolio negatives in the period were concentrated within commodities on concerns that higher interest rates would slow demand growth in select companies. In particular, a paper company declined due to poor statistics on pulp inventory and pricing, as well as concerns about excess industry capacity.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 1

Overall, value as a style significantly outperformed growth during the 12-month period, which was reflected in both Portfolios' underperformance during this time frame. The value segment of the Portfolios contributed positively to relative performance, while the Portfolios' growth holdings detracted from relative performance.

Market Review and Investment Strategy
Non-U.S. stocks, as measured by the MSCI EAFE Index, ended the six- and 12-month periods ended March 31, 2005 sharply higher, up 15.25% and 15.49%, respectively. However, almost all of the return was in the fourth quarter when stocks surged. Investors were encouraged by a positive combination of falling energy prices and renewed optimism about the U.S. economy, perceived as the main engine of the world's economic growth. Returns for other parts of the period were essentially flat, with markets seesawing heavily on a raft of mixed economic and geopolitical news. Not surprisingly, energy stocks outperformed by a wide margin, rising nearly 34% over the prior 12-month period, reflecting the 62% increase in the price of oil during the same period. Almost every sector was up over 10%, with technology the only sector declining in the 12-month period, down nearly 11%.

As noted above, value stocks outperformed growth stocks during the period under review. The Portfolios continue to hold roughly equal exposures to growth and value stocks, concentrating on building highly diversified, style-blended non-U.S. stock portfolios that capture the best ideas from our growth and value research specialists.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. The Portfolios are relatively new and have been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares.

Benchmark Disclosure
The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock market performance in 21 countries in Europe, Australasia and the Far East. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk
Substantially all of the Portfolios' assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolios will invest in foreign currency denominated securities, fluctuations in the value of the Portfolios' investments may be magnified by changes in foreign exchange rates. Because the Portfolios allocate between "growth" and "value" stocks, an investment in the Portfolios is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolios had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the Portfolios may be significant over time. While the Portfolios invest principally in common stocks and other equity securities, in order to achieve their investment objectives, they may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases greater than, the risks presented by more traditional investments. AllianceBernstein Tax-Managed International Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 3

TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                          --------------------------------------
  THE PORTFOLIO VS. ITS BENCHMARK                      Returns
  PERIODS ENDED MARCH 31, 2005               6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Blended Style Funds
  Tax-Managed International Portfolio
--------------------------------------------------------------------------------
   Class A                                     12.37%            13.71%
--------------------------------------------------------------------------------
   Class B                                     11.93%            12.88%
--------------------------------------------------------------------------------
   Class C                                     11.94%            12.83%
--------------------------------------------------------------------------------
  MSCI EAFE Index                              15.25%            15.49%
--------------------------------------------------------------------------------











See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                         ---------------------------------------
  THE PORTFOLIO VS. ITS BENCHMARK                      Returns
  PERIODS ENDED MARCH 31, 2005               6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Blended Style Funds
  International Portfolio
--------------------------------------------------------------------------------
   Class A                                     12.38%            14.07%
--------------------------------------------------------------------------------
   Class B                                     12.00%            13.20%
--------------------------------------------------------------------------------
   Class C                                     11.99%            13.26%
--------------------------------------------------------------------------------
  MSCI EAFE Index                              15.25%            15.49%
--------------------------------------------------------------------------------






See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 5

TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                             13.71%                     8.90%
Since Inception*                   13.57%                     9.40%

Class B Shares
1 Year                             12.88%                     8.88%
Since Inception*                   12.77%                    10.24%

Class C Shares
1 Year                             12.83%                    11.83%
Since Inception*                   12.72%                    12.72%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                        8.90%
Since Inception*                                              9.40%

Class B Shares
1 Year                                                        8.88%
Since Inception*                                             10.24%

Class C Shares
1 Year                                                       11.83%
Since Inception*                                             12.72%




* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                        8.75%
Since Inception*                                              9.28%

Class B Shares
1 Year                                                        8.78%
Since Inception*                                             10.15%

Class C Shares
1 Year                                                       11.72%
Since Inception*                                             12.63%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                        6.37%
Since Inception*                                              8.14%

Class B Shares
1 Year                                                        6.34%
Since Inception*                                              8.86%

Class C Shares
1 Years                                                       8.25%
Since Inception*                                             10.97%


* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 7

INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                             14.07%                     9.20%
Since Inception*                   14.14%                     9.96%

Class B Shares
1 Year                             13.20%                     9.20%
Since Inception*                   13.30%                    10.78%

Class C Shares
1 Year                             13.26%                    12.26%
Since Inception*                   13.35%                    13.35%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                        9.20%
Since Inception*                                              9.96%

Class B Shares
1 Year                                                        9.20%
Since Inception*                                             10.78%

Class C Shares
1 Year                                                       12.26%
Since Inception*                                             13.35%



* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                 Beginning            Ending
ABBSS- Tax-Managed                           Account Value      Account Value     Expenses Paid
International Portfolio                    October 1, 2004     March 31, 2005    During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                             $1,000           $1,123.68         $    8.37
Hypothetical (5% return before expenses)           $1,000           $1,017.05         $    7.95
------------------------------------------------------------------------------------------------
Class B
Actual                                             $1,000           $1,119.32         $   11.94
Hypothetical (5% return before expenses)           $1,000           $1,013.66         $   11.35
------------------------------------------------------------------------------------------------
Class C
Actual                                             $1,000           $1,119.37         $   11.99
Hypothetical (5% return before expenses)           $1,000           $1,013.61         $   11.40
------------------------------------------------------------------------------------------------
*  Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


(Fund Expenses continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 9

FUND EXPENSES
(continued from previous page)


                                                 Beginning            Ending
                                             Account Value      Account Value     Expenses Paid
ABBSS-International Portfolio              October 1, 2004     March 31, 2005    During Period*
-----------------------------------------------------------------------------------------------
Class A
Actual                                             $1,000           $1,123.76         $ 8.52
Hypothetical (5% return before expenses)           $1,000           $1,016.90         $ 8.10
-----------------------------------------------------------------------------------------------
Class B
Actual                                             $1,000           $1,119.99         $12.21
Hypothetical (5% return before expenses)           $1,000           $1,013.41         $11.60
-----------------------------------------------------------------------------------------------
Class C
Actual                                             $1,000           $1,119.93         $12.21
Hypothetical (5% return before expenses)           $1,000           $1,013.41         $11.60
-----------------------------------------------------------------------------------------------
*  Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


                                               Annualized Expense Ratio
                                      -----------------------------------------
                                                Class A      Class B    Class C
--------------------------------------------------------------------------------
ABBSS- Tax-Managed
International Portfolio                          1.58%        2.26%      2.27%
--------------------------------------------------------------------------------
ABBSS-International Portfolio                    1.61%        2.31%      2.31%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Portfolio Summary
--------------------------------------------------------------------------------

TAX-MANAGED INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $5,325.9





COUNTRY BREAKDOWN*
 23.6% United Kingdom
 21.5% Japan
 13.9% France
  8.3% Switzerland
  6.3% Germany                         [PIE GRAPH OMITTED]
  4.9% Spain
  4.3% Canada
  3.6% Netherlands
  3.0% Italy

 10.6% Other


INDUSTRY BREAKDOWN*
  18.6% Banking
   8.9% Automobiles
   8.4% Energy Sources
   7.5% Health & Personal Care
   7.2% Insurance                         [PIE GRAPH OMITTED]
   5.8% Food & Household Products
   4.3% Data Processing
   3.8% Construction & Housing
   3.0% Metal-Steel
   3.0% Telecommunications

  29.5% Other



* All data are as of March 31, 2005. The Portfolio's country breakdown is expressed as a percentage of total long-term investments and may vary over time. "Other" country weightings represent less than 3% weightings in the following countries: Australia, Ireland, Singapore, Sweden, Hong Kong, Belgium and Greece. The Portfolio's industry breakdown is expressed as a percentage of net assets; "Other" industry weightings represent less than 3% weightings in the following industries: leisure and tourism, merchandising, financial services, electrical and electronics, metal-nonferrous, building materials, textiles/apparel, machinery and engineering, wholesale and international trade, business and public services, paper and forest products, electronic components and instruments, beverages and tobacco, utilities-electric & gas, broadcasting and publishing, chemicals, miscellaneous materials, repurchase agreements and cash and other assets less liabilities.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 11

INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $2,498.0





COUNTRY BREAKDOWN*
 23.7% United Kingdom
 21.2% Japan
 14.3% France
  8.4% Switzerland
  6.1% Germany                          [PIE GRAPH OMITTED]
  4.9% Spain
  4.2% Canada
  3.8% Netherlands
  3.1% Italy

  10.3% Other



INDUSTRY BREAKDOWN*
   18.6% Banking
    8.9% Automobiles
    8.8% Energy Sources
    7.6% Health & Personal Care
    7.0% Insurance                         [PIE GRAPH OMITTED]
    5.7% Food & Household Products
    4.3% Data Processing
    3.7% Construction & Housing
    3.2% Electrical & Electronics
    3.1% Telecommunications

   29.1% Other





* All data are as of March 31, 2005. The Portfolio's country breakdown is expressed as a percentage of total long-term investments and may vary over time. "Other" country weightings represent less than 3% weightings in the following countries: Australia, Ireland, Singapore, Sweden, Hong Kong, Belgium and Greece. The Portfolio's industry breakdown is expressed as a percentage of net assets; "Other" industry weightings represent less than 3% weightings in the following industries: building materials, metal-steel, leisure and tourism, merchandising, financial services, metal-nonferrous, textiles/apparel, machinery and engineering, wholesale and international trade, business and public services, electronic components and instruments, paper and forest products, utilities-electric and gas, beverages and tobacco, broadcasting and publishing, chemicals, miscellaneous materials, repurchase agreements and cash and other assets less liabilities.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

PORTFOLIO OF INVESTMENTS
Tax-Managed International Portfolio
March 31, 2005 (unaudited)


                  Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              EQUITIES-97.93%

              Australia-2.61%
              Banking
     847,854  Westpac Banking Corp.,                       $    12,467,400
              6.50% cv. preferred stock
              Broadcasting & Publishing
     990,926  Publishing & Broadcasting, Ltd.                   11,773,662
              Building Materials
   5,452,869  Rinker Group, Ltd.                                45,514,561
              Insurance
   2,245,600  Promina Group, Ltd.                                8,563,881
              Leisure & Tourism
   1,159,032  Aristocrat Leisure, Ltd.                           9,099,338
              Merchandising
   3,794,066  Coles Myer, Ltd.                                  27,562,817
              Metal - Steel
   3,590,900  BlueScope Steel, Ltd.                             24,097,923
                                                           ---------------
              Total Australian Stocks
                 (Cost $126,926,730)                           139,079,582
                                                           ---------------
              Belgium-0.97%
              Food & Household Products
     755,500  Delhaize Group                                    51,833,503
                                                           ---------------
              Total Belgian Stocks
                 (Cost $35,953,392)                             51,833,503
                                                           ---------------
              Canada-4.27%
              Banking
   2,223,502  Bank of Nova Scotia                               72,695,300
              Energy Sources
     430,000  Nexen, Inc.                                       23,531,454
              Insurance
   1,489,000  Manulife Financial Corp.                          71,083,533
              Metal - Nonferrous
   1,069,800  Alcan, Inc.                                       40,680,169
      65,160  Novelis, Inc.                                      1,427,412
     485,000  Teck Cominco, Ltd. (Class B)                      17,981,524
                                                           ---------------
              Total Canadian Stocks
                 (Cost $160,758,413)                           227,399,392
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 13

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              France-13.62%
              Automobiles
     812,175  Renault S.A.                                 $    72,550,962
              Banking
     535,000  BNP Paribas S.A.                                  37,943,248
     165,000  Credit Agricole S.A.                               4,488,378
     638,060  Societe Generale                                  66,352,077
              Chemicals
     158,951  Air Liquide S.A.                                  29,234,421
              Construction & Housing
     251,142  Vinci S.A.                                        36,205,286
              Electrical & Electronics
     535,000  Thomson S.A.                                      14,417,242
              Energy Sources
     527,555  Total S.A.                                       123,502,947
              Food & Household Products
     428,770  Groupe Danone                                     42,680,458
              Health & Personal Care
     255,298  Essilor International S.A.                        18,442,985
   1,179,851  Sanofi-Synthelabo S.A.                            99,655,229
              Insurance
     889,400  Assurances Generales de France AGF                69,848,959
              Machinery & Engineering
     324,681  Schneider Electric S.A.                           25,418,584
              Metal - Steel
   3,704,296  Arcelor                                           84,583,346
                                                           ---------------
              Total French Stocks
                (Cost $532,004,932)                            725,324,122
                                                           ---------------
              Germany-6.14%
              Automobiles
   1,106,000  Continental AG                                    85,761,709
      27,540  Porsche AG (PFD)                                  19,981,870
              Banking
   1,890,000  Depfa Bank plc                                    29,840,541
              Building Materials
     841,027  HeidelbergCement AG(a)                            52,865,732
              Data Processing
     322,457  SAP AG                                            51,927,539
              Electronic Components & Instruments
     135,643  Siemens AG                                        10,741,821
              Insurance
     284,800  Muenchener                                        34,288,922
              Rueckversicherungs-Gesellschaft AG
              Machinery & Engineering
     924,600  MAN AG                                            41,356,136
                                                           ---------------
              Total German Stocks
                (Cost $241,538,933)                            326,764,270
                                                           ---------------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Greece-0.23%
              Banking
     392,721  EFG Eurobank Ergasias                        $    12,160,561
                                                           ---------------
              Total Greek Stocks
                 (Cost $13,040,116)                             12,160,561
                                                           ---------------
              Hong Kong-1.20%
              Merchandising
   9,378,000  Esprit Holdings, Ltd.                             63,935,776
                                                           ---------------
              Total Hong Kong Stocks
                 (Cost $42,467,736)                             63,935,776
                                                           ---------------
              Ireland-2.61%
              Banking
   1,748,787  Allied Irish Banks plc                            36,558,178
   1,530,220  Anglo Irish Bank Corp. plc                        38,338,009
              Construction & Housing
   2,440,173  CRH plc                                           64,128,214
                                                           ---------------
              Total Irish Stocks
                 (Cost $115,885,890)                           139,024,401
                                                           ---------------
              Italy-2.93%
              Energy Sources
   5,255,360  ENI S.p.A.                                       136,580,036
              Telecommunications
     400,612  Fastweb(a)                                        19,612,910
                                                           ---------------
              Total Italian Stocks
                 (Cost $76,021,088)                            156,192,946
                                                           ---------------
              Japan-21.04%
              Automobiles
   2,949,600  Denso Corp.                                       73,215,225
   2,694,100  Honda Motor Co., Ltd.                            134,489,248
   4,347,400  Nissan Motor Co., Ltd.                            44,423,312
   1,098,500  Suzuki Motor Corp.                                19,606,664
     610,000  Toyota Motor Corp.                                22,610,983
              Banking
       4,110  Mitsubishi Tokyo Financial                        35,404,664
              Group, Inc.
      10,000  Sumitomo Mitsui Financial                         67,492,408
              Group, Inc.(a)
       7,209  UFJ Holdings, Inc.(a)                             37,748,566
              Construction & Housing
     523,400  Daito Trust Construction Co., Ltd.                21,947,495
              Data Processing
   2,691,700  Canon, Inc.                                      143,822,322


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 15

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Electrical & Electronics
   3,293,000  Hitachi, Ltd.                                $    20,392,911
     747,200  Hoya Corp.                                        82,029,138
     156,200  Nidec Corp.                                       19,400,381
              Electronic Components & Instruments
     225,000  Keyence Corp.                                     51,978,013
              Energy Sources
   3,496,000  Nippon Mining Holdings, Inc.                      19,197,490
              Financial Services
     472,100  Aeon Credit Service Co., Ltd.                     31,810,483
     701,400  Aiful Corp.                                       55,640,317
     758,900  Promise Co., Ltd.                                 51,728,578
              Food & Household Products
     786,000  Nippon Meat Packers, Inc.                          9,947,078
              Health & Personal Care
     314,300  Eisai Co., Ltd.                                   10,647,194
              Machinery & Engineering
   5,848,000  Sumitomo Heavy Industries, Ltd.(a)                22,942,039
              Metal - Steel
   1,862,900  JFE Holdings, Inc.                                51,837,502
              Miscellaneous Materials
     321,000  Nitto Denko Corp.                                 16,776,444
              Wholesale & International Trade
   4,219,200  Mitsubishi Corp.                                  54,567,452
   2,296,000  Mitsui & Co., Ltd.                                21,117,157
                                                           ---------------
              Total Japanese Stocks
                 (Cost $907,212,735)                         1,120,773,064
                                                           ---------------
              Netherlands-3.48%
              Banking
   1,200,000  ABN AMRO Holding N.V.                             29,761,881
              Beverage & Tobacco
      14,893  Koninklijke Num. N                                   609,486
              Electrical & Electronics
     485,000  Philips Elec (KON)                                13,356,284
              Insurance
   4,694,341  ING Groep N.V.                                   141,824,674
                                                           ---------------
              Total Netherlands Stocks
                 (Cost $163,768,198)                           185,552,325
                                                           ---------------
              Singapore-1.43%
              Electronic Components & Instruments
   1,652,800  Flextronics International, Ltd.(a)                19,899,712
              Telecommunications
  35,911,720  Singapore Telecommunications, Ltd.                56,088,135
                                                           ---------------
              Total Singapore Stocks
                 (Cost $73,886,634)                             75,987,847
                                                           ---------------


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Spain-4.84%
              Banking
   2,996,014  Banco Bilbao Vizcaya Argentaria S.A.         $    48,759,514
              Broadcasting & Publishing
     970,574  Gestevision Telecinco S.A.(a)                     22,580,477
              Energy Sources
   2,368,400  Repsol YPF S.A.                                   62,741,223
              Telecommunications
   1,597,183  Telefonica S.A.                                   27,733,239
              Textiles & Apparel
   1,395,799  Inditex S.A.                                      41,727,631
              Utilities - Electric & Gas
   2,410,000  Endesa S.A.                                       54,254,032
                                                           ---------------
              Total Spanish Stocks
                (Cost $221,588,785)                            257,796,116
                                                           ---------------
              Sweden-1.24%
              Paper & Forest Products
   1,752,000  Svenska Cellulosa AB                              66,147,028
                                                           ---------------
              Total Swedish Stocks
                 (Cost $58,729,790)                             66,147,028
                                                           ---------------
              Switzerland-8.16%
              Banking
   2,780,315  Credit Suisse Group                              118,936,792
     860,721  UBS AG                                            72,717,064
              Health & Personal Care
     456,600  Alcon, Inc.                                       40,769,814
     189,909  Nobel Biocare Holding AG                          39,991,011
   1,335,232  Novartis AG                                       62,333,827
     333,713  Roche Holding AG                                  35,783,256
     117,805  Synthes, Inc.                                     13,106,889
              Textiles & Apparel
   1,615,347  Compagnie Financiere Richemont AG                 50,782,651
                                                           ---------------
              Total Swiss Stocks
                (Cost $388,292,756)                            434,421,304
                                                           ---------------
              United Kingdom-23.16%
              Banking
   1,500,000  Barclays plc                                      15,353,049
   3,440,000  HBOS plc                                          53,629,393
   5,368,613  Royal Bank of Scotland Group plc                 170,801,181
   1,465,654  Standard Chartered plc                            26,360,772
              Beverage & Tobacco
   2,868,607  SABMiller plc                                     44,905,300
              Business & Public Services
   6,019,073  WPP Group plc                                     68,435,549


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 17

Shares or
Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Construction & Housing
   4,850,000  George Wimpey plc                            $    40,321,097
   2,780,000  Persimmon plc                                     39,713,573
              Data Processing
   4,749,987  Capita Group plc                                  33,718,848
              Energy Sources
   6,700,000  BP plc                                            69,579,882
   1,350,000  Shell Transport & Trading Co. plc                 12,146,112
              Food & Household Products
   2,462,544  Reckitt Benckiser plc                             78,196,646
   2,804,100  Tate & Lyle plc                                   28,139,181
  16,398,032  Tesco plc                                         98,076,327
              Health & Personal Care
   1,760,000  GlaxoSmithKline plc                               40,373,875
   4,142,182  Smith & Nephew plc                                38,862,341
              Insurance
   4,827,668  Aviva plc                                         57,909,993
              Leisure & Tourism
     997,921  Carnival plc                                      54,772,651
   2,053,500  Enterprise Inns plc                               29,922,042
   3,080,000  Whitbread plc                                     54,210,645
              Merchandising
   2,783,314  GUS plc                                           47,890,183
              Metal - Nonferrous
   1,394,764  BHP Billiton plc                                  18,740,614
   2,931,530  Xstrata plc                                       55,952,358
              Telecommunications
   2,723,179  O2 plc                                             6,136,751
  18,452,400  Vodafone Group plc                                49,005,384
                                                           ---------------
              Total United Kingdom Stocks
                (Cost $957,814,134)                          1,233,153,747
                                                           ---------------
              Total Equities
                (Cost $4,115,890,262)                        5,215,545,984
                                                           ---------------
              REPURCHASE AGREEMENT-1.31%
$ 69,921,000  State Street Bank & Trust Co.,                    69,921,000
                                                           ---------------
              1.85%, dated 3/31/05, due
              4/1/05 in the amount of
              $69,924,593 (collateralized by
              $61,990,000 U.S. Treasury
              Bond, 6.00%, due 2/15/26,
              value $71,324,082)

              Total Repurchase Agreement
              (Cost $69,921,000)                                69,921,000
                                                           ---------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
              Description                                            Value
--------------------------------------------------------------------------------
              Investment Summary
              Total Investments-99.24%
                (Cost $4,185,811,262)(b)                   $ 5,285,466,984
              Cash and Other Assets,
              Less Liabilities-0.76%                            40,401,757
                                                           ---------------
              Net Assets-100.00%                           $ 5,325,868,741
                                                           ---------------


FINANCIAL FUTURES CONTRACTS PURCHASED  (see Note 1D)

                                                       Value at
                Number of  Expiration   Original       March 31,   Unrealized
     Type       Contracts     Month       Value          2005     Depreciation
--------------------------------------------------------------------------------

DJ Euro Stoxx 50   495      June 2005  $19,406,701    $19,269,314    $(137,387)


(a) Non-income-producing security.

(b) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,120,228,588 and gross unrealized depreciation of investments was $20,572,866, resulting in net unrealized appreciation of $1,099,655,722 (excluding foreign currency transactions and futures contracts).

   Explanation of abbreviation:

   PFD - Preference Shares

   See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 19

PORTFOLIO OF INVESTMENTS
International Portfolio
March 31, 2005 (unaudited)

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              EQUITIES-97.99%
              Australia-2.48%
              Banking
     404,927  Westpac Banking Corp.                        $     5,954,311
              6.50% cv. preferred stock
              Broadcasting & Publishing
     468,687  Publishing & Broadcasting, Ltd.                    5,568,693
              Building Materials
   2,569,854  Rinker Group, Ltd.                                21,450,319
              Leisure & Tourism
     547,779  Aristocrat Leisure, Ltd.                           4,300,508
              Merchandising
   1,778,623  Coles Myer, Ltd.(a)                               12,921,193
              Metal - Steel
   1,741,484  BlueScope Steel, Ltd.(a)                          11,686,805
                                                           ---------------
              Total Australian Stocks
                (Cost $54,442,885)                              61,881,829
                                                           ---------------
              Belgium-1.07%
              Food & Household Products
     389,800  Delhaize Group(a)                                 26,743,480
                                                           ---------------
              Total Belgian Stocks
                 (Cost $18,092,888)                             26,743,480
                                                           ---------------
              Canada-4.17%
              Banking
     885,568  Bank of Nova Scotia(a)                            28,952,810
              Energy Sources
     211,000  Nexen, Inc.(a)                                    11,546,830
              Insurance
     727,300  Manulife Financial Corp.(a)                       34,720,654
              Metal - Nonferrous
     516,800  Alcan, Inc.(a)                                    19,651,815
      30,760  Novelis, Inc.(a)                                     673,836
     230,000  Teck Cominco, Ltd. (Class B)(a)                    8,527,321
                                                           ---------------
              Total Canadian Stocks
                (Cost $75,191,681)                             104,073,266
                                                           ---------------
              France-13.98%
              Automobiles
     390,780  Renault S.A.(a)                                   34,908,074
              Banking
     281,700  BNP Paribas S.A.(a)                               19,978,716
      98,000  Credit Agricole S.A.(a)                            2,665,824
     283,100  Societe Generale(a)                               29,439,666
              Chemicals
      75,115  Air Liquide S.A.(a)                               13,815,223


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Construction & Housing
     119,100  Vinci S.A.(a)                                $    17,169,767
              Electrical & Electronics
     400,000  Thomson S.A.(a)                                   10,779,246
              Energy Sources
     255,598  Total S.A.(a)                                     59,836,617
              Food & Household Products
     197,198  Groupe Danone(a)                                  19,629,407
              Health & Personal Care
     117,077  Essilor International S.A.(a)                      8,457,760
     576,659  Sanofi-Synthelabo S.A.(a)                         48,707,070
                  Insurance
     413,000  Assurances Generales de France                    32,434,922
              AGF(a)
              Machinery & Engineering
     153,739  Schneider Electric S.A.(a)                        12,035,899
              Metal - Steel
   1,724,806  Arcelor(a)                                        39,383,965
                                                           ---------------
              Total French Stocks
                 (Cost $254,284,382)                           349,242,156
                                                           ---------------
              Germany-5.92%
              Automobiles
     518,700  Continental AG(a)                                 40,221,156
      13,192  Porsche AG (PFD)(a)                                9,571,563
              Banking
     940,000  Depfa Bank plc                                    14,841,327
              Building Materials
     393,947  HeidelbergCement AG(a)(b)                         24,762,935
              Data Processing
     153,951  SAP AG(a)                                         24,791,822
              Electronic Components & Instruments
      64,639  Siemens AG(a)                                      5,118,883
              Insurance
     121,400  Muenchener                                        14,616,135
              Rueckversicherungs-Gesellschaft
              AG(a)
              Machinery & Engineering
     315,000  MAN AG(a)                                         14,089,533
                                                           ---------------
              Total German Stocks
                 (Cost $108,352,174)                           148,013,354
                                                           ---------------
              Greece-0.23%
              Banking
     185,912  EFG Eurobank Ergasias                              5,756,744
                                                           ---------------
              Total Greek Stocks
                 (Cost $6,127,345)                               5,756,744
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 21

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Hong Kong-1.20%
              Merchandising
   4,412,000  Esprit Holdings, Ltd.                        $    30,079,403
                                                           ---------------
              Total Hong Kong Stocks
                 (Cost $18,784,041)                             30,079,403
                                                           ---------------
              Ireland-2.65%
              Banking
     836,872  Allied Irish Banks plc                            17,494,707
     722,859  Anglo Irish Bank Corp. plc                        18,110,451
              Construction & Housing
   1,165,403  CRH plc                                           30,627,014
                                                           ---------------
              Total Irish Stocks
                 (Cost $54,982,031)                             66,232,172
                                                           ---------------
              Italy-3.03%
              Energy Sources
   2,556,688  ENI S.p.A.(a)                                     66,445,027
              Telecommunications
     188,935  Fastweb(a)(b)                                      9,249,761
                                                           ---------------
              Total Italian Stocks
                 (Cost $51,415,541)                             75,694,788
                                                           ---------------
              Japan-20.78%
              Automobiles
   1,318,600  Denso Corp.(a)                                    32,730,402
   1,229,800  Honda Motor Co., Ltd.(a)                          61,391,514
   1,971,000  Nissan Motor Co., Ltd.(a)                         20,140,394
     523,200  Suzuki Motor Corp.(a)                              9,338,377
     401,000  Toyota Motor Corp.                                14,863,941
              Banking
       1,932  Mitsubishi Tokyo Financial                        16,642,776
              Group, Inc.(a)
       4,933  Sumitomo Mitsui Financial                         33,294,005
              Group, Inc.(a)(b)
       3,346  UFJ Holdings, Inc.(b)                             17,520,697
              Construction & Housing
     247,000  Daito Trust Construction Co., Ltd.(a)             10,357,339
              Data Processing
   1,260,100  Canon, Inc.                                       67,329,386
              Electrical & Electronics
   1,765,000  Hitachi, Ltd.                                     10,930,303
     334,700  Hoya Corp.(a)                                     36,744,048
      74,300  Nidec Corp.(a)                                     9,228,222
              Electronic Components & Instruments
     106,400  Keyence Corp.(a)                                  24,579,825


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Energy Sources
   1,680,000  Nippon Mining Holdings, Inc.                 $     9,225,338
              Financial Services
     221,800  Aeon Credit Service Co., Ltd.                     14,945,065
     247,425  Aiful Corp.(a)                                    19,627,610
     420,500  Promise Co., Ltd.(a)                              28,662,362
              Health & Personal Care
     147,500  Eisai Co., Ltd.                                    4,996,695
              Machinery & Engineering
   2,750,000  Sumitomo Heavy Industries,                        10,788,408
              Ltd.(a)(b)
              Metal - Steel
     785,000  JFE Holdings, Inc.(a)                             21,843,598
              Miscellaneous Materials
     155,000  Nitto Denko Corp.(a)                               8,100,775
              Wholesale & International Trade
   1,990,500  Mitsubishi Corp.(a)                               25,743,391
   1,096,000  Mitsui & Co., Ltd.(a)                             10,080,315
                                                           ---------------
              Total Japanese Stocks
                 (Cost $426,832,534)                           519,104,786
                                                           ---------------
              Netherlands-3.74%
              Banking
     565,000  ABN AMRO Holding N.V.                             14,012,886
              Beverage & Tobacco
       6,003  Koninklijke Num. N                                   245,669
              Electrical & Electronics
     465,000  Philips Elec (KON)                                12,805,510
              Insurance
   2,195,076  ING Groep N.V.                                    66,317,282
                                                           ---------------
              Total Netherlands Stocks
                 (Cost $80,775,696)                             93,381,347
                                                           ---------------
              Singapore-1.44%
              Electronic Components & Instruments
     820,800  Flextronics International, Ltd.(b)                 9,882,432
              Telecommunications
  16,670,650  Singapore Telecommunications,
                 Ltd.(a)                                        26,036,783
                                                           ---------------
              Total Singapore Stocks
                (Cost $34,598,875)                              35,919,215
                                                           ---------------
              Spain-4.82%
              Banking
   1,403,070  Banco Bilbao Vizcaya                              22,834,677
              Argentaria S.A.(a)
              Broadcasting & Publishing
     460,783  Gestevision Telecino S.A.(a)(b)                   10,720,151


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 23

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Energy Sources
   1,091,500  Repsol YPF S.A.(a)                           $    28,914,898
                  Telecommunications
     759,699  Telefonica S.A.                                   13,191,296
              Textiles & Apparel
     657,480  Inditex S.A.(a)                                   19,655,468
              Utilities - Electric & Gas
   1,115,000  Endesa S.A.(a)                                    25,100,932
                                                           ---------------
              Total Spanish Stocks
                 (Cost $106,150,908)                           120,417,422
                                                           ---------------
              Sweden-1.06%
              Paper & Forest Products
     698,600  Svenska Cellulosa AB(a)                           26,375,750
                                                           ---------------
              Total Swedish Stocks
                 (Cost $22,989,387)                             26,375,750
                                                           ---------------
              Switzerland-8.24%
              Banking
   1,328,753  Credit Suisse Group(a)                            56,841,624
     405,192  UBS AG(a)                                         34,232,199
              Health & Personal Care
     217,000  Alcon, Inc.                                       19,375,930
      89,682  Nobel Biocare Holding AG(a)                       18,885,223
     630,537  Novartis AG(a)                                    29,435,921
     157,466  Roche Holding AG(a)                               16,884,707
      55,188  Synthes, Inc.                                      6,140,172
                  Textiles & Apparel
     768,131  Compagnie Financiere Richemont
              AG                                                24,148,204
                                                           ---------------
              Total Swiss Stocks
                 (Cost $184,581,896)                           205,943,980
                                                           ---------------
              United Kingdom-23.18%
              Banking
     905,000  Barclays plc                                       9,263,006
   1,601,090  HBOS plc                                          24,960,897
   2,517,234  Royal Bank of Scotland Group plc                  80,085,217
     703,040  Standard Chartered plc                            12,644,647
              Beverage & Tobacco
   1,350,734  SABMiller plc                                     21,144,449
              Business & Public Services
   2,849,622  WPP Group plc                                     32,399,581
              Construction & Housing
   1,946,800  George Wimpey plc                                 16,184,972
   1,230,000  Persimmon plc                                     17,571,113
              Data Processing
   2,245,282  Capita Group plc                                  15,938,638


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Shares or
Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Energy Sources
   3,180,000  BP plc                                       $    33,024,481
   1,295,000  Shell Transport & Trading Co. plc                 11,651,271
              Food & Household Products
   1,162,306  Reckitt Benckiser plc                             36,908,348
   1,297,800  Tate & Lyle plc                                   13,023,440
   7,747,705  Tesco plc                                         46,338,881
              Health & Personal Care
     811,400  GlaxoSmithKline plc                               18,613,274
   1,954,465  Smith & Nephew plc                                18,336,974
              Insurance
   2,264,529  Aviva plc                                         27,164,017
              Leisure & Tourism
     472,440  Carnival plc                                      25,930,701
     965,102  Enterprise Inns plc                               14,062,734
   1,469,900  Whitbread plc                                     25,871,502
              Merchandising
   1,318,612  GUS plc                                           22,688,267
              Metal - Nonferrous
     656,820  BHP Billiton plc                                   8,825,300
     967,850  Xstrata plc                                       18,472,773
              Telecommunications
   1,274,013  O2 plc                                             2,871,020
   9,428,000  Vodafone Group plc                                25,038,627
                                                           ---------------
              Total United Kingdom Stocks
                 (Cost $447,835,831)                           579,014,130
                                                           ---------------
              Total Equities
                 (Cost $1,945,438,100)                       2,447,873,822
                                                           ---------------
              Repurchase Agreement-1.23%
$ 30,662,000  State Street Bank & Trust Co.,                    30,662,000
                                                           ---------------
              1.85%, dated 3/31/05, due
              4/1/05 in the amount of
              $30,663,576 (collateralized by
              $24,780,000 U.S. Treasury
              Bond, 6.875%, due 8/15/25,
              value $31,278,877)

              Total Repurchase Agreement
                 (Cost $30,662,000)                             30,662,000
                                                           ---------------
              Total Investments Before Security
              Lending Collateral-99.22%
                 (Cost $1,976,100,100)                       2,478,535,822
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 25

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              INVESTMENT OF CASH
              COLLATERAL FOR
              SECURITIES LOANED-27.70%
              Repurchase Agreements
$118,000,000  Deutsche Bank, 2.70%, dated                  $   118,000,000
              3/31/05, due 4/1/05 in the
              amount of $118,008,850
              (collateralized by $84,537,000
              U.S. Treasury Bond, 8.875%,
              due 2/15/19, value
              $120,452,527)
 118,000,000  Greenwich Funding, 2.65%,                        118,000,000
              dated 3/31/05, due 4/1/05 in
              the amount of $118,008,686
              (collateralized by
              $125,101,000 U.S. Treasury
              Bond, 3.00%, due 2/15/09,
              value $120,729,053)
 118,000,000  JP Morgan, 2.64%, dated                          118,000,000
              3/31/05, due 4/1/05 in the
              amount of $118,008,653
              (collateralized by $83,948,000
              U.S. Treasury Bond, 8.75%, due
              8/15/20, value $120,466,250)
 118,000,000  Morgan Stanley, 2.65%, dated                     118,000,000
              3/31/05, due 4/1/05 in the
              amount of $118,008,686
              (collateralized by $99,480,000
              U.S. Treasury Bond, 3.375%,
              due 1/15/12, value
              $120,598,609)
 118,000,000  The Bear Stearns Cos., Inc.,                     118,000,000
              2.67%, dated 3/31/05, due
              4/1/05 in the amount of
              $118,008,752 (collateralized
              by $84,120,000 U.S. Treasury
              Bond, 3.38%, due 4/15/32,
              value $121,250,568)

              Total Repurchase Agreements
                 (Cost $590,000,000)                           590,000,000
                                                           ---------------
              Time Deposit
 101,914,000  Citibank, 2.813%, 4/1/05                         101,914,000
                                                           ---------------
              Total Time Deposit
                 (Cost $101,914,000)                           101,914,000
                                                           ---------------
              Total Investment of Cash Collateral
              for Securities Loaned
                 (Cost $691,914,000)                           691,914,000
                                                           ---------------


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


                                                                    Market
                                                                     Value
--------------------------------------------------------------------------------

              Investment Summary
              Total Investments-126.92%
              (Cost $2,668,014,100)(c)                     $3,170,449,822
              Cash and Other Assets,
              Less Liabilities-(26.92)%                     (672,477,637)
                                                           ---------------

              Net Assets-100.00%                           $2,497,972,185
                                                           ---------------


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note 1D)

                                                       Value at
                Number of  Expiration   Original       March 31,    Unrealized
     Type       Contracts     Month       Value          2005      Depreciation
--------------------------------------------------------------------------------

DJ Euro Stoxx 50   280      June 2005  $10,977,463    $10,899,814   $(77,649)






(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(b) Non-income-producing security.

(c) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $512,944,003 and gross unrealized depreciation of investments was $10,508,281, resulting in net unrealized appreciation of $502,435,722 (excluding foreign currency transactions and futures contracts).

    Explanation of abbreviation:

    PFD - Preference Shares

    See notes to financial statements.


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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 27

STATEMENTS OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Assets
Investments in securities at value
   (including investments of cash
   collateral for securities
   loaned of:
   International, $691,914,000)........  $ 5,285,466,984   $ 3,170,449,822(a)
Foreign currency at value(b)(c)........       22,846,913        13,566,612
Cash in bank...........................              778               517
Receivables:
   Interest............................            3,593             1,576
   Dividends...........................       19,347,887         8,952,770
   Investment securities sold..........       36,681,811        17,533,671
   Capital shares sold.................       16,477,821         7,333,175
   Foreign withholding tax reclaims....        1,425,540           408,468
                                         ---------------   ---------------
Total assets...........................    5,382,251,327     3,218,246,611
                                         ---------------   ---------------
Liabilities
Payable for collateral on securities
   lending at value (Note 1)...........               -0-      691,914,000
Payables:
   Investment securities purchased.....       46,056,103        23,342,465
   Capital shares redeemed.............        4,457,106         2,120,805
   Management fee (Note 2).............        4,171,935         2,032,464
   Shareholder servicing and
      administration fee (Note 2)......        1,152,327           536,592
   Transfer Agent fee (Note 2).........           46,078            18,377
   Distribution fee payable............              682            12,797
   Accrued expenses....................          344,418           209,851
   Margin owed to broker on futures
      contracts .......................          153,937            87,075
                                         ---------------   ---------------
Total liabilities......................       56,382,586       720,274,426
                                         ---------------   ---------------
Net Assets(d)..........................  $ 5,325,868,741   $ 2,497,972,185
                                         ---------------   ---------------
Cost of investments (including
   cash collateral on securities
   loaned).............................  $ 4,185,811,262   $ 2,668,014,100
                                         ---------------   ---------------
Net Assets Consist of:
Capital stock, at par..................  $       236,744   $       118,154
Additional paid-in capital.............    3,898,073,659     2,149,674,219
Undistributed net investment income....        3,932,275         1,557,182
Accumulated net realized gain (loss) on
   investment and foreign currency
   transactions........................      324,081,870      (155,767,877)
Unrealized appreciation/(depreciation) of:
   Investments and futures.............    1,099,518,335       502,358,073
   Foreign currency denominated assets
      and liabilities...................          25,858            32,434
                                         ---------------   ---------------
                                         $ 5,325,868,741   $ 2,497,972,185
                                         ---------------   ---------------


(a) Includes securities on loan with a value of $661,057,021.

(b) Cost:$22,818,505 and $13,548,381, respectively (Note 1).

(c) The amounts of U.S. $1,252,226 and $685,743, respectively, have been segregated as collateral for financial futures contracts outstanding at March 31, 2005.

(d) See page 29 for share class information on net asset value, offering price and redemption price per share of the Tax-Managed International and International Portfolios.

   See notes to financial statements.


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28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Tax-Managed International Class Shares
Net Assets.............................  $ 5,324,476,126
Shares of capital stock outstanding....      236,681,898
                                          --------------
Net asset value, offering and redemption
   price per share.....................  $         22.50
                                         ---------------
International Class Shares
Net Assets.............................                    $ 2,476,358,342
Shares of capital stock outstanding....                        117,125,387
                                                           ---------------
Net asset value, offering and redemption
   price per share.....................                    $         21.14
                                                           ---------------
Class A Shares
Net Assets.............................  $       752,558   $     8,863,419
Shares of capital stock outstanding....           33,541           420,199
                                         ---------------   ---------------
Net asset value and redemption
   price per share.....................  $         22.44   $         21.09
Sales charge--4.25% of public
   offering price......................             1.00               .94
                                         ---------------   ---------------
Maximum offering price.................  $         23.44   $         22.03
                                         ---------------   ---------------
Class B Shares
Net Assets.............................  $       125,262   $     2,054,485
Shares of capital stock outstanding....            5,615            98,058
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         22.31   $         20.95
                                         ---------------   ---------------
Class C Shares
Net Assets.............................  $       514,795   $    10,695,939
Shares of capital stock outstanding....           23,086           510,328
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         22.30   $         20.96
                                         ---------------   ---------------



See notes to financial statements.


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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 29

STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)

                                               Tax-Managed
                                              International    International
                                                Portfolio        Portfolio
                                            ---------------   ---------------
Investment Income
Income:
   Interest............................     $       650,170   $       808,115
   Dividends (net of foreign withholding
   taxes of $3,706,082 and $1,749,042,
   respectively).......................          35,560,330        17,051,814
                                            ---------------   ---------------
Total income...........................          36,210,500        17,859,929
                                            ---------------   ---------------
Expenses (Notes 1 and 2):
Management fee.........................          23,091,672        11,259,281
Shareholder servicing and administration
   fee.................................           6,347,288         2,971,580
Custodian and transfer agent fees......           1,134,035           640,314
Distribution fees--Class A.............                 408             7,570
Distribution fees--Class B.............                 420             6,980
Distribution fees--Class C.............               1,589            37,702
Distribution fees--Class R.............                  -0-               22
Auditing and tax fees..................              89,720            48,234
Directors' fees and expenses...........              43,042            20,258
Legal fees.............................              55,184            35,480
Registration fees......................             113,449            50,516
Printing fees..........................              36,139            22,888
Miscellaneous..........................              58,437            34,075
                                            ---------------   ---------------
Total expenses.........................          30,971,383        15,134,900
Less: expenses waived and reimbursed
   by the Transfer Agent (Note 2)......              (8,996)           (3,868)
                                            ---------------   ---------------
Net expenses...........................          30,962,387        15,131,032
                                            ---------------   ---------------
Net investment income..................           5,248,113         2,728,897
                                            ---------------   ---------------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency
Transactions Net realized gain (loss) on:
   Investment transactions.............         319,625,482       106,781,695
   Futures transactions................           1,349,998           141,623
   Foreign currency transactions.......           3,935,483         2,422,539
                                            ---------------   ---------------
Net realized gain on investment
   and foreign currency transactions...         324,910,963       109,345,857
                                            ---------------   ---------------
Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
   Investments and futures.............         251,597,335       163,924,904
   Foreign currency denominated assets
      and liabilities...................            (501,834)         (322,722)
                                            ---------------   ---------------
Net increase in unrealized
   appreciation/(depreciation) on investments
   and foreign currency denominated assets
   and liabilities.....................         251,095,501       163,602,182
                                            ---------------   ---------------
Net realized and unrealized gain on
   investment and foreign currency
   transactions........................         576,006,464       272,948,039
                                            ---------------   ---------------
Net Increase in Net Assets Resulting
   From Operations.....................     $   581,254,577   $   275,676,936
                                            ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
Tax-Managed International Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Tax-Managed
                                              International Portfolio
                                         ---------------------------------
                                            Six Months          Year
                                           Ended 3/31/05        Ended
                                            (unaudited)      9/30/04(a)
                                         ---------------   ---------------
Increase (decrese) in Net Assets
from Operations:
Net investment income..................  $     5,248,113   $    33,189,444
Net realized gain on investment
   and foreign currency
   transactions........................      324,910,963       239,680,030
Increase in unrealized
   appreciation/(depreciation) of
   investments and foreign currency
   denominated assets and
   liabilities.........................      251,095,501       396,395,071
                                         ---------------   ---------------
Net increase in net assets resulting
   from operations.....................      581,254,577       669,264,545
                                         ---------------   ---------------
Dividends and Distributions
to Shareholders:
Dividends from net investment income
   Tax-Managed International Class.....      (38,546,859)      (61,238,586)
   Class A.............................           (1,635)               -0-
   Class B.............................             (374)               -0-
   Class C.............................             (864)               -0-
Distributions from net realized gain on
   investments
   Tax-Managed International Class.....      (64,395,815)               -0-
   Class A.............................           (2,457)               -0-
   Class B.............................           (1,067)               -0-
   Class C.............................           (2,979)               -0-
                                         ---------------   ---------------
Total dividends and distributions
   to shareholders.....................     (102,952,050)      (61,238,586)
                                         ---------------   ---------------
Capital-Share Transactions (Note 6):
Net proceeds from sales of shares......      523,934,483     1,020,243,092
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends and distributions.........       97,862,728        54,534,862
                                         ---------------   ---------------
Total proceeds from shares sold........      621,797,211     1,074,777,954
Cost of shares redeemed................     (386,134,831)     (632,148,009)
                                         ---------------   ---------------
Increase in net assets from capital-share
   transactions........................      235,662,380       442,629,945
                                         ---------------   ---------------
Net increase in net assets.............      713,964,907     1,050,655,904
Net Assets:
Beginning of period....................    4,611,903,834     3,561,247,930
                                         ---------------   ---------------
End of period (Includes undistributed
   net investment income of $3,932,275
   and $37,233,894, respectively)......  $ 5,325,868,741   $ 4,611,903,834
                                         ---------------   ---------------



(a) Tax-Managed International Class A, B and C shares commenced distribution on January 30, 2004.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 31

STATEMENTS OF CHANGES IN NET ASSETS
International Portfolio

                                              International Portfolio
                                         ---------------------------------
                                            Six Months          Year
                                           Ended 3/31/05        Ended
                                            (unaudited)     9/30/04(a)(b)
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income..................  $     2,728,897   $    15,459,065
Net realized gain on investment
   and foreign currency
   transactions........................      109,345,857       158,890,388
Increase in unrealized
   appreciation/(depreciation) of
   investments and foreign currency
   denominated assets and
   liabilities.........................      163,602,182       170,461,959
                                         ---------------   ---------------
Net increase in net assets resulting
   from operations.....................      275,676,936       344,811,412
                                         ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
International Class....................      (19,608,810)      (18,338,621)
   Class A.............................          (32,240)               -0-
   Class B.............................           (6,949)               -0-
   Class C.............................          (33,812)               -0-
   Class R.............................              (75)               -0-
                                         ---------------   ---------------
   Total dividends to shareholders.....      (19,681,886)      (18,338,621)
                                         ---------------   ---------------
Capital-Share Transactions (Note 6):
Net proceeds from sales of shares......      215,449,556       383,372,088
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends and distributions.........       19,096,435        17,787,574
                                         ---------------   ---------------
Total proceeds from shares sold........      234,545,991       401,159,662
Cost of shares redeemed................     (191,959,659)     (354,908,912)
                                         ---------------   ---------------
Increase in net assets from capital-share
   transactions........................       42,586,332        46,250,750
                                         ---------------   ---------------
Net increase in net assets.............      298,581,382       372,723,541
Net Assets:
Beginning of period....................    2,199,390,803     1,826,667,262
                                         ---------------   ---------------
End of period (Includes undistributed
   net investment income of $1,557,182
   and $18,510,171, respectively)......  $ 2,497,972,185   $ 2,199,390,803
                                         ---------------   ---------------




(a) International Class A, B and C shares commenced distribution on January 30, 2004.

(b) International Class R shares commenced distribution on February 17, 2004.

    See notes to financial statements


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)


NOTE 1.
Organization and Significant Accounting Policies
The shares of AllianceBernstein Tax-Managed International Portfolio and International Portfolio are offered through the Tax-Managed International Portfolio and International Portfolio (the "Portfolios"), respectively, of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Tax-Managed International and International Portfolios commenced distribution of Class A, B and C shares on January 30, 2004 in addition to the existing Tax-Managed International and International Class shares, respectively. Effective February 17, 2004, the International Portfolio commenced offering Class R shares. As of February 23, 2005, the Class R shares are no longer being offered to shareholders. Collectively, the Class A, B, C and R shares are referred to as the "AllianceBernstein International Retail Class shares". These financial statements include only the retail classes of the Tax-Managed International and International Portfolios. The financial highlights of the Tax-Managed International and International Class shares are presented in a separate financial report. All classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day,


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 33
such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B. Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

The Portfolios invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

C. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend.

D. Futures Contracts
Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E. Taxes
Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 35

F. Repurchase Agreements
Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

G. Distribution of Income and Gains
Dividends from net investment income and distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Securities Lending
Each of the Portfolios may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2005, the International Portfolio had securities on loan with a value of $661,057,021 and had received collateral of $693,130,068, of which $691,914,000 was cash collateral and


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

$1,216,068 was collateral in the form of U.S. Government securities. The International Portfolio earned $505,504 from securities lending transactions for the six months ended March 31, 2005. The amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

Prior to October 27, 2004, the Adviser received an investment management fee, at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, ..875% of the next $2 billion and .85% in excess of $6 billion of the average daily net assets of the Portfolios. On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of each Portfolio, to the Adviser at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, .85% of the next $2 billion and .75% in excess of $6 billion of the average daily net assets of the Portfolios.

B. Shareholder Servicing; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund, Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement applies only to the Tax-Managed International and International Class shares of the Portfolios. Under the agreement, the fee paid by the Tax-Managed International and International Class shares to the Adviser for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement between the Sanford C. Bernstein Fund, Inc., on behalf of the Retail Classes, and Alliance Global Investor Services, Inc. ("AGIS"), the Retail Classes compensate AGIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. For the six months ended March 31, 2005, such compensation amounted to $4 and $5,132 for the Tax-Managed International and International Portfolios, respectively. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio and the International Portfolio. Such waivers amounted to $8,996 and $3,868, respectively, for the six months ended March 31, 2005.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 37

C. Distribution Arrangements--Tax-Managed International and International Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Tax-Managed International and International Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Tax-Managed International and International Class shares of the Portfolios. This agreement does not apply to the AllianceBernstein International Retail Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--AllianceBernstein Retail Classes
The AllianceBernstein International Retail Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares, 1% of the Class B and Class C shares and .50 of 1% of the Class R shares of the respective average daily net assets attributable to the AllianceBernstein Tax-Managed International and International Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                         ---------------   ----------------
Tax-Managed International..............  $        93,457   $       280,217
International..........................           94,647           371,991

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B and C shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2005 as follows:

                       Front-End
                   Sales Charges         Contingent Deferred Sales Charges
                                   ---------------------------------------------
Portfolio                Class A      Class A        Class B       Class C
--------------------------------------------------------------------------------
Tax-Managed
   International....    $  1,016       $   -0-       $    15       $    -0-
International.......       1,182           -0-            51            -0-

For the six months ended March 31, 2005, the International Portfolio paid brokerage commissions to Sanford C. Bernstein & Co., LLC, in the amount of $1,004. The Tax-Managed International and International Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd., in the amounts of $173,008 and $41,738, respectively.

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2004 through March 31, 2005, the Portfolios had purchase and sale transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                          Purchases      Purchases          Sales      Sales
                     Excluding U.S.        of U.S. Excluding U.S.    of U.S.
                         Government     Government     Government  Government
                         Securities     Securities     Securities  Securities
--------------------------------------------------------------------------------
Tax-Managed
   International...  $1,747,120,870       $   -0-  $1,650,932,833     $    -0-
International......     740,665,004           -0-     695,384,209          -0-

NOTE 4.
Risks Involved in Investing in the Portfolios
Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 39
markets in many emerging-market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts and expect the risk of loss thereunder to be remote.

NOTE 5.
Risks Involved in Futures and Foreign Currency Contracts
Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Portfolios enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolios' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

The Portfolios may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.
Capital-Share Transactions
The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2005, 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio, of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million each to Class A, Class B and Class C shares. The Fund has also allocated
1.4 billion to the International Portfolio, of which 600 million is allocated to the International Class Shares and 200 million each to the three existing classes of


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS shares. Share transactions for the Portfolios for the six months ended March 31, 2005 and for the year ended September 30, 2004, were as follows:


                                    TAX-MANAGED INTERNATIONAL PORTFOLIO

                  ------------------------------------- -------------------------------------
                                   Shares                             Amount
                  ------------------------------------- -------------------------------------
                    Six Months Ended        Year Ended   Six Months Ended       Year Ended
                      March 31, 2005     September 30,     March 31, 2005    September 30,
                         (unaudited)            2004        (unaudited)             2004
                  ---------------------------------------------------------------------------
Tax-Managed
   International
   Class Share
Shares sold               23,777,529      52,134,283     $ 522,929,612      $1,019,883,754
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends               4,555,651       2,890,030        97,855,405          54,534,862
---------------------------------------------------------------------------------------------
Shares redeemed          (17,508,797)    (32,330,589)     (386,125,007)       (632,135,649)
---------------------------------------------------------------------------------------------
Net increase              10,824,383      22,693,724       234,660,010         442,282,967
---------------------------------------------------------------------------------------------
Beginning of period      225,857,515     203,163,791      3,662,301,045      3,220,018,078
---------------------------------------------------------------------------------------------
End of period            236,681,898     225,857,515    $3,896,961,055      $ 3,662,301,045
---------------------------------------------------------------------------------------------

Tax-Managed
   International
   Class A Shares(a)
Shares sold                   26,835           6,981     $     602,645      $      138,270
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                     205              -0-            4,390                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed                   (6)           (474)             (116)             (9,360)
---------------------------------------------------------------------------------------------
Net increase                  27,034           6,507           606,919             128,910
---------------------------------------------------------------------------------------------
Beginning of period             6,507             -0-          128,910                  -0-
---------------------------------------------------------------------------------------------
End of period                 33,541           6,507     $     735,829      $      128,910
---------------------------------------------------------------------------------------------

Tax-Managed
   International
   Class B Shares(a)
Shares sold                    3,210           2,794     $      72,320      $       55,653
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                      50              -0-            1,059                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed                 (382)            (57)           (8,415)             (1,123)
---------------------------------------------------------------------------------------------
Net increase                   2,878           2,737            64,964              54,530
---------------------------------------------------------------------------------------------
Beginning of period            2,737              -0-           54,530                  -0-
---------------------------------------------------------------------------------------------
End of period                  5,615           2,737     $     119,494      $       54,530
---------------------------------------------------------------------------------------------

(a) Class A, B and C Shares commenced distribution on January 30, 2004.




--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 41

                                    TAX-MANAGED INTERNATIONAL PORTFOLIO

                  ------------------------------------- -------------------------------------
                                   Shares                             Amount
                  ------------------------------------- -------------------------------------
                    Six Months Ended        Year Ended   Six Months Ended       Year Ended
                      March 31, 2005     September 30,     March 31, 2005    September 30,
                         (unaudited)              2004        (unaudited)             2004
                  ---------------------------------------------------------------------------
Tax-Managed
   International
   Class C Shares(a)
Shares sold                   14,879           8,280     $     329,906       $     165,415
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                      87              -0-            1,874                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed                  (63)            (97)           (1,293)             (1,877)
---------------------------------------------------------------------------------------------
Net increase                  14,903           8,183           330,487             163,538
---------------------------------------------------------------------------------------------
Beginning of period            8,183              -0-          163,538                  -0-
---------------------------------------------------------------------------------------------
End of period                 23,086           8,183     $     494,025       $     163,538
---------------------------------------------------------------------------------------------

(a) Class A, B and C Shares commenced distribution on January 30, 2004.


                                           INTERNATIONAL PORTFOLIO

                  ------------------------------------- -------------------------------------
                                   Shares                             Amount
                  ------------------------------------- -------------------------------------
                    Six Months Ended        Year Ended   Six Months Ended       Year Ended
                      March 31, 2005     September 30,     March 31, 2005    September 30,
                         (unaudited)              2004        (unaudited)             2004
                  ---------------------------------------------------------------------------
International
   Class Share
Shares sold                9,769,276      20,830,061     $ 202,872,919       $ 374,436,163
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 945,230       1,022,862        19,065,301          17,787,574
---------------------------------------------------------------------------------------------
Shares redeemed           (9,262,814)    (19,917,739)     (191,105,524)       (354,463,245)
---------------------------------------------------------------------------------------------
Net increase               1,451,692       1,935,184        30,832,696          37,760,492
---------------------------------------------------------------------------------------------
Beginning of period      115,673,695     113,738,511     2,098,715,783       2,060,955,291
---------------------------------------------------------------------------------------------
End of period            117,125,387     115,673,695    $2,129,548,479     $ 2,098,715,783
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                           INTERNATIONAL PORTFOLIO

                  ------------------------------------- -------------------------------------
                                   Shares                             Amount
                  ------------------------------------- -------------------------------------
                    Six Months Ended        Year Ended   Six Months Ended       Year Ended
                      March 31, 2005     September 30,     March 31, 2005    September 30,
                         (unaudited)              2004        (unaudited)             2004
                  ---------------------------------------------------------------------------
International
   Class A Shares(a)
Shares sold                  272,916         181,016     $   5,736,426       $   3,336,881
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                   1,066              -0-           21,460                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed              (18,986)        (15,813)         (399,636)           (290,505)
---------------------------------------------------------------------------------------------
Net increase                 254,996         165,203         5,358,250           3,046,376
---------------------------------------------------------------------------------------------
Beginning of period          165,203              -0-        3,046,376                  -0-
---------------------------------------------------------------------------------------------
End of period                420,199         165,203     $   8,404,626       $   3,046,376
---------------------------------------------------------------------------------------------


International
   Class B Shares(a)
Shares sold                   56,885          53,641     $   1,173,015       $     984,733
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                     216              -0-            4,324                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed               (7,380)         (5,304)         (153,857)            (96,448)
---------------------------------------------------------------------------------------------
Net increase                  49,721          48,337         1,023,482             888,285
---------------------------------------------------------------------------------------------
Beginning of period           48,337              -0-          888,285                  -0-
---------------------------------------------------------------------------------------------
End of period                 98,058          48,337     $   1,911,767       $     888,285
---------------------------------------------------------------------------------------------

International
   Class C Shares(a)
Shares sold                  276,266         250,874     $   5,667,196       $   4,604,211
---------------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                     266              -0-            5,350                  -0-
---------------------------------------------------------------------------------------------
Shares redeemed              (13,881)         (3,198)         (289,299)            (58,714)
---------------------------------------------------------------------------------------------
Net increase                 262,651         247,676         5,383,247           4,545,497
---------------------------------------------------------------------------------------------
Beginning of period          247,676              -0-        4,545,497                  -0-
---------------------------------------------------------------------------------------------
End of period                510,327         247,676     $   9,928,744       $   4,545,497
---------------------------------------------------------------------------------------------

(a) Class A, B and C Shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 43

                                           INTERNATIONAL PORTFOLIO

                  ------------------------------------- -------------------------------------
                                   Shares                             Amount
                  ------------------------------------- -------------------------------------
                    Six Months Ended        Year Ended   Six Months Ended       Year Ended
                      March 31, 2005     September 30,     March 31, 2005    September 30,
                         (unaudited)              2004        (unaudited)             2004
                  ---------------------------------------------------------------------------
International
   Class R Shares(b)
Shares sold                       -0-            534     $          -0-      $      10,100
---------------------------------------------------------------------------------------------
Shares redeemed                 (534)             -0-          (11,343)                 -0-
---------------------------------------------------------------------------------------------
Net increase
   (decrease)                   (534)            534           (11,343)             10,100
---------------------------------------------------------------------------------------------
Beginning of period              534              -0-           10,100                  -0-
---------------------------------------------------------------------------------------------
End of period                     -0-            534     $      (1,243)      $      10,100
---------------------------------------------------------------------------------------------


(b) Class R Shares commenced distribution on February 17, 2004. These shares are no longer being offered to shareholders as of February 23, 2005.

NOTE 7.
Distributions to Shareholders
The tax character of distributions to be paid for the year ending September 30, 2005, will be determined at the end of the current fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2004, and September 30, 2003, were as follows:

Tax-Managed International                      2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    61,238,586   $    35,319,934
                                         ---------------   ---------------
Total distributions paid...............  $    61,238,586   $    35,319,934
                                         ---------------   ---------------

International                                  2004             2003
                                         --------------    ----------------
Distributions paid from:
   Ordinary income.....................  $    18,338,621   $    16,987,461
                                         ---------------   ---------------
Total distributions paid...............  $    18,338,621   $    16,987,461
                                         ---------------   ---------------


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                    Accumulated
                                    Capital and                           Total
                      Ordinary      Other Gains        Unrealized   Accumulated
                        Income   (Losses)(a)(b)   Appreciation(c)      Earnings
--------------------------------------------------------------------------------
Tax-Managed
International     $ 38,227,531   $  63,656,558     $ 848,269,654  $ 950,153,743
International       19,074,986    (264,814,446)      338,252,600     92,513,140

(a) During the fiscal year ended September 30, 2004, the Portfolios utilized capital loss carryforwards as shown below:

                        Capital Loss Carryforward Utilized
--------------------------------------------------------------------------------
Tax-Managed International        $143,459,959
International                     154,572,481

(b) On September 30, 2004, the International Portfolio had net capital loss carryforwards for federal income tax purposes of $264,814,446, all of which expires in the year 2011.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and mark to market on passive foreign investment companies.

NOTE 8.
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission (SEC) and the NYAG have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:

(i)  The Adviser agreed to establish a $250 million fund (the Reimbursement
     Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 45
      share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAGOrder contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For more information on this waiver, please see Advisory Fee and Other Transactions with Affiliates above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the Hindo Complaint) was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the Alliance Capital defendants); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffsseek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005 discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (Aucoin Complaint) was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 47
asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.


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


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Tax Managed
                                                     International Portfolio
                                                     -----------------------
                                                             Class A
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $20.38      $ 19.74
                                                      -------------------------
Income From Investment Operations:
Investment income, net(b)(c)........................         .04          .09
Net realized and unrealized gain on investment
   and foreign currency transactions................        2.46          .55
                                                      -------------------------
Total from investment operations....................        2.50          .64
                                                      -------------------------
Less: Dividends and Distributions:
  Dividends from taxable net investment income......        (.16)          -0-
  Distributions from net realized gain on
   investment transactions..........................        (.28)          -0-
                                                      -------------------------
Total Dividends and Distributions...................        (.44)          -0-
                                                      -------------------------
Net asset value, end of period......................      $22.44      $ 20.38
                                                      -------------------------
Total return(d).....................................       12.37%        3.24%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............        $753         $133
Average net assets (000 omitted)....................        $273          $65
Ratio of expenses to average net assets,
   net of waiver....................................        1.58%*       1.59%*
Ratio of expenses to average net assets,
   before waiver....................................        4.25%*      11.01%*
Ratio of net investment income to average net
   assets(b)........................................         .44%*        .77%*
Portfolio turnover rate.............................          33%          71%



See footnote summary on page 55.


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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 49

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Tax Managed
                                                     International Portfolio
                                                     -----------------------
                                                             Class B
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $20.29      $ 19.74
                                                      -------------------------
Income From Investment Operations:
Investment income/(loss), net(b)(c).................        (.07)         .02
Net realized and unrealized gain on investment
   and foreign currency transactions................        2.47          .53
                                                      -------------------------
Total from investment operations....................        2.40          .55
                                                      -------------------------
Less: Dividends and Distributions:
  Dividends from taxable net investment income......        (.10)          -0-
  Distributions from net realized gain on
    investment transactions.........................        (.28)          -0-
                                                      -------------------------
Total Dividends and Distributions...................        (.38)          -0-
                                                      -------------------------
Net asset value, end of period......................      $22.31      $ 20.29
                                                      -------------------------
Total return(d).....................................       11.93%        2.79%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............        $125          $55
Average net assets (000 omitted)....................         $84          $29
Ratio of expenses to average net assets,
   net of waiver....................................        2.26%*       2.26%*
Ratio of expenses to average net assets,
   before waiver....................................        4.93%*      11.67%*
Ratio of net investment income/(loss) to average
   net assets(b)....................................        (.61)%*       .21%*
Portfolio turnover rate.............................          33%          71%



See footnote summary on page 55.


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


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Tax Managed
                                                     International Portfolio
                                                     -----------------------
                                                             Class C
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $20.28      $ 19.74
                                                      -------------------------
Income From Investment Operations:
Investment income/(loss), net(b)(c).................        (.07)         .01
Net realized and unrealized gain
   on investment and foreign currency
   transactions.....................................        2.47          .53
                                                      -------------------------
Total from investment operations....................        2.40          .54
                                                      -------------------------
Less: Dividends and Distributions:
  Dividends from taxable net investment income......        (.10)          -0-
  Distributions from net realized gain on
   investment transactions                                  (.28)          -0-
                                                      -------------------------
Total Dividends and Distributions...................        (.38)          -0-
                                                      -------------------------
Net asset value, end of period......................      $22.30      $ 20.28
                                                      -------------------------
Total return(d).....................................       11.94%        2.74%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............        $515         $166
Average net assets (000 omitted)....................        $319          $96
Ratio of expenses to average net assets,
   net of waiver....................................        2.27%*       2.29%*
Ratio of expenses to average net assets,
   before waiver....................................        4.94%*      11.70%*
Ratio of net investment income/(loss) to average
   net assets(b)....................................        (.52)%*       .09%*
Portfolio turnover rate.............................          33%          71%


See footnote summary on page 55.


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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 51

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                     International Portfolio
                                                     -----------------------
                                                             Class A
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $18.91      $ 18.21
                                                      -------------------------
Income From Investment Operations:
Investment income, net(b)(c)........................         .02          .10
Net realized and unrealized gain on investment
   and foreign currency transactions................        2.31          .60
                                                      -------------------------
Total from investment operations....................        2.33          .70
                                                      -------------------------
Less: Dividends
  Dividends from taxable net investment income......        (.15)          -0-
                                                      -------------------------
Net asset value, end of period......................      $21.09      $ 18.91
                                                      -------------------------
Total return(d).....................................       12.38%        3.84%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............      $8,863      $ 3,123
Average net assets (000 omitted)....................      $5,061      $ 1,711
Ratio of expenses to average net assets,
   net of waiver....................................        1.61%*       1.65%*
Ratio of expenses to average net assets,
   before waiver....................................        1.66%*       1.93%*
Ratio of net investment income to average net
   assets(b)........................................         .18%*        .89%*
Portfolio turnover rate.............................          30%          92%



See footnote summary on page 55.


--------------------------------------------------------------------------------
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Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                     International Portfolio
                                                     -----------------------
                                                             Class B
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $18.81      $ 18.21
                                                      -------------------------
Income From Investment Operations:
Investment income/(loss), net(b)(c).................        (.06)         .03
Net realized and unrealized gain on investment
   and foreign currency transactions................        2.31          .57
                                                      -------------------------
Total from investment operations....................        2.25          .60
                                                      -------------------------
Less: Dividends
  Dividends from taxable net investment income......        (.11)          -0-
                                                      -------------------------
Net asset value, end of period......................      $20.95      $ 18.81
                                                      -------------------------
Total return(d).....................................       12.00%        3.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............      $2,054         $909
Average net assets (000 omitted)....................      $1,400         $528
Ratio of expenses to average net assets,
  net of waiver.....................................        2.31%*       2.35%*
Ratio of expenses to average net assets,
   before waiver....................................        2.36%*       2.64%*
Ratio of net investment income/(loss) to average
   net assets(b)....................................        (.61)%*       .30%*
Portfolio turnover rate.............................          30%          92%


See footnote summary on page 55.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 53

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                     International Portfolio
                                                     -----------------------
                                                             Class C
                                                     -----------------------
                                                       Six Months
                                                            Ended   January 30,
                                                        March 31,    2004(a) to
                                                             2005     September
                                                       (unaudited)     30, 2004
                                                      -------------------------
Net asset value, beginning of period................      $18.82      $ 18.21
                                                      -------------------------
 Income From Investment Operations:
Investment income/(loss), net(b)(c).................        (.06)         .02
Net realized and unrealized gain on
   investment and foreign currency
   transactions.....................................        2.31          .59
                                                      -------------------------
Total from investment operations....................        2.25          .61
                                                      -------------------------
Less: Dividends
  Dividends from taxable net investment income......       (.11)           -0-
                                                      -------------------------
Net asset value, end of period......................      $20.96      $ 18.82
                                                      -------------------------
Total return(d).....................................       11.99%        3.35%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............      $10,696      $4,660
Average net assets (000 omitted)....................      $7,561       $2.586
Ratio of expenses to average net assets,
   net of waiver....................................        2.31%*       2.35%*
Ratio of expenses to average net assets,
   before waiver....................................        2.36%*       2.63%*
Ratio of net investment income/(loss) to average
   net assets(b)....................................        (.61)%*       .18%*
Portfolio turnover rate.............................          30%          92%



See footnote summary on page 55.


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Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        International Portfolio
                                                      --------------------------
                                                                Class R
                                                      --------------------------

                                                           Period
                                                             Ended  February 17,
                                                      February 23,    2004(a) to
                                                           2005(e)     September
                                                       (unaudited)      30, 2004
                                                      --------------------------
Net asset value, beginning of period................      $18.88      $ 18.93
                                                      --------------------------
Income From Investment Operations:
Investment income/(loss), net(b)(c).................        (.07)         .12
Net realized and unrealized gain/(loss) on
   investment and foreign currency
   transactions...............................              2.58         (.17)
                                                      --------------------------
Total from investment operations....................        2.51         (.05)
                                                      --------------------------
Less: Dividends
  Dividends from taxable net investment income......        (.14)          -0-
                                                      --------------------------
Net asset value, end of period......................      $21.25      $ 18.88
                                                      --------------------------
Total return(d).....................................       13.34%        (.27)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted).............         $11          $10
Average net assets (000 omitted)....................         $11          $10
Ratio of expenses to average net assets,
   net of waiver....................................        1.81%*       1.82%*
Ratio of expenses to average net assets,
   before waiver....................................        1.87%*       2.14%*
Ratio of net investment income/(loss) to
   average net assets(b)............................        (.92)%*      1.07%*
Portfolio turnover rate.............................          30%          92%


*   Annualized.
(a) Commencement of distribution.

(b) Net of expenses waived by the Transfer Agent.

(c) Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) As of February 23, 2005, the Class R shares are no longer being offered to shareholders.

--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 55

BOARD OF DIRECTORS



Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS


Philip L. Kirstein, Senior Vice President &Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary



Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110



Distributor+
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105



Transfer Agent+
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017





(1) Member of the Audit Committee, the Governance, Nominating and Compensation Committee and the Independent Directors Committee.

+ For the AllianceBernstein International and AllianceBernstein Tax-Managed International Portfolios, Class A, B and C shares only.


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


Information Regarding the Review and Approval of the Fund's Management Agreement The Board of Directors, including the Directors that are not interested persons of the Fund (the "Independent Directors"), last approved the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund") and Alliance Capital Management, L.P. (the "Investment Manager") (the "Investment Advisory Agreement") at an in-person meeting held on October 27, 2004. In approving the Investment Advisory Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and consider whether continuance of the Agreement would be in the best interests of the Fund. The Board received materials relating to its consideration of the Investment Advisory Agreement, including: (i) fees and expense ratios of each of the Tax-Managed International Portfolio and International Portfolio (each a "Portfolio" and collectively, the "Portfolios") in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Portfolio, a peer group of funds and an appropriate benchmark index; (iii) sales and redemption data for each Portfolio; (iv) the economic outlook and the general investment outlook in the markets; (v) information with respect to the Investment Manager's profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (vi) information regarding fees paid to service providers that are affiliates of the Investment Manager; and
(vii) information regarding the Investment Manager's compliance record. The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses
The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data.

The Board considered data based on information provided by Lipper, particularly that:

    the International Portfolio's weighted average management fee was above the median weighted average management fee of its peer group. The Board also noted, however, that the weighted average expense ratio and weighted average total expenses of the Portfolio were below the median weighted average expense ratio and weighted average total expenses of its peer group.



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 57
    the Tax-Managed International Portfolio's weighted average management fee was above the median weighted average management fee of its peer group. The Board also noted, however, that the weighted average expense ratio and weighted average total expenses of the Portfolio were below the median weighted average expense ratio and weighted average total expenses of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager serves as adviser to over 100 investment portfolios.

Nature, Extent and Quality of Services
The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Investment Manager, including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing their services and the quality of their administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that in management's judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager's investment staff consists of:

o 66 Fixed-Income Portfolio Managers, 42 Fixed-Income Credit Research Analysts, 5 Structured Analysts, 6 Fixed-Income Economists, 7 Fixed-Income Quantitative Analysts and 10 Fixed-Income Traders.

o 15 Senior International Portfolio Managers (including 1 economist), 42 International Associate Portfolio Managers, 1 International Research Director, 68 International Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 International Traders.

o 6 Senior Emerging Markets Value Portfolio Managers (including 1 economist), 42 Emerging Markets Value Associate Portfolio Managers, 1 Emerging Markets Value Research Director, 68 Emerging Markets Value Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 Emerging Markets Value Traders.


--------------------------------------------------------------------------------
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


The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.

The Board then reviewed the compliance and administrative services of the Investment Manager that support their investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Investment Manager.

Fund Performance
The Board of Directors, including the Independent Directors, received and considered information about each Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio's peer group, based on net yield, for the year-to-date, 1-year, 5-year and since inception periods ending June 30, 2004 ("relevant periods") and versus each Portfolio's appropriate benchmark index, both before and after fees, for the 1-year and since inception periods ending June 30, 2004. Both the funds included in each Portfolio's peer group and the comparative performance data were provided to the Investment Manager by Lipper. The Board noted that:

   (i) the Tax-Managed International Portfolio outperformed the median of its peer group over the 5-year and since inception periods but underperformed against the median over the year-to-date and 1-year periods. Both before and after fees, the Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index (Cap, UH), over the since inception period ended June 30, 2004, but underperformed against the benchmark index for the 1-year period ended June 30, 2004; and,

   (ii) the International Portfolio outperformed the median of its peer group over the 5-year and since inception periods but underperformed against the median over the year-to-date and 1-year periods. Both before and after fees, the Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index (Cap, UH), over the since inception period ended June 30, 2004, but underperformed against the benchmark index for the 1-year period ended June 30, 2004.

The Board concluded that the performance generated by the Investment Manger was satisfactory considering the size of the Portfolios and their expense levels.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 59

Profitability
The Board of Directors, including the Independent Directors, considered the level of the Investment Manager's profits in respect of its management of the Fund. Among the materials provided to the Independent Directors in connection therewith was a report describing the cost allocation methodology employed by the Investment Manager. After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Investment Manager's profits in respect of its management of the Fund was reasonable.

Economies of Scale
The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Following this consideration, the Board determined that the advisory fee structure for the Portfolios should be amended to the revised advisory fee schedule below.

Other Benefits to the Investment Manager
The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Investment Manger, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative and transfer agency services. It also considered other benefits potentially derived from an increase in the Investment Manager's business as a result of the Investment Manager's relationship with the Fund.

The Board concluded that other ancillary benefits that the Investment Manager could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Advisory Agreement as amended, including the fees to be charged for services thereunder.


--------------------------------------------------------------------------------
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


Advisory Fee Rate Schedule
On the basis of the information considered, the Board concluded that the advisory fee rates for each Portfolio should be amended as follows:


                             Advisory Fee Schedule
Portfolio                    Effective October 28, 2004        Previous Advisory Fee Schedule
-----------------------------------------------------------------------------------------------
International Portfolio      1.00% of the first $1 billion;    1.00% of the first $1 billion;

                             .90% of assets in excess of       .90% of assets in excess of
                             $1 billion up to, but not         $1 billion up to, but not
                             exceeding $4 billion;             exceeding $4 billion;

                             .85% of assets in excess of       .875% of assets in excess of
                             $4 billion up to, but not         $4 billion up to, but not
                             exceeding $6 billion;             exceeding $6 billion;

                             .75% of assets in excess of       .85% of assets in excess of
                             $6 billion                        $6 billion

Tax-Managed International    1.00% of the first $1 billion;    1.00% of the first $1 billion;
Portfolio

                             .90% of assets in excess of       .90% of assets in excess of
                             $1 billion up to, but not         $1 billion up to, but not
                             exceeding $4 billion;             exceeding $4 billion;

                             .85% of assets in excess of       .875% of assets in excess of
                             $4 billion up to, but not         $4 billion up to, but not
                             exceeding $6 billion;             exceeding $6 billion;

                             .75% of assets in excess of       .85% of assets in excess of
                             $6 billion                        $6 billion



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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 61

ALLIANCEBERNSTEIN FAMILY OF FUNDS




--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
--------------------------------------------------------------------------------
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*
  New Europe Fund

--------------------------------------------------------------------------------
  Value Funds
--------------------------------------------------------------------------------
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-CapValue Fund*
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACMGovernment Opportunity Fund
  ACMManaged Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 63

NOTES



--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
1345 Avenue of the Americas
New York, NY 10105
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[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


BINTLSR0305

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

AllianceBernstein Intermediate
Municipal Portfolios



                                                               Tax-Exempt Income

                                              Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance, Nominating and Compensation Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



 Investment Products Offered
==============================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==============================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 25, 2005


Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios: California, Diversified and New York (the "Portfolios") for the semi-annual reporting period ended March 31, 2005.

Investment Objectives and Policies
Each of the portfolios seeks to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Under normal circumstances, each of the Portfolios will invest at least 80% of its assets in municipal securities (and, in the case of the California and New York portfolios, municipal securities issued by the State of California or the State of New York, or their political subdivisions, or otherwise exempt from California or New York state income tax, respectively). Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results
The tables on page 4 show performance for each Portfolio compared to their national benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended March 31, 2005. Class A shares of Intermediate California Municipal Portfolio outperformed the benchmark during both periods, while Intermediate Diversified Municipal Portfolio and Intermediate New York Municipal Portfolio underperformed the benchmark during the same time frames.

Each of the three Portfolios' sector and security selection consistently added to returns during both the six- and 12-month periods ended March 31, 2005, as investments that were made in lower-rated municipals performed well. Each Portfolio's portion of non-investment grade holdings enhanced the Portfolios' performance during both periods. California and New York City general obligation bonds were among the best performers in the Portfolios for the 12-month period as the rating agencies recognized their improved financial conditions and upgraded both issuers.

Maturity selection also enhanced the three Portfolios' performance during the six-month period, as they had modestly less interest rate risk than the benchmark and held overweighted positions in longer maturity, callable bonds, which performed well relative to short- and intermediate-term bonds. For the 12-month period, however, maturity selection detracted modestly from the Portfolios' performance, as the portfolio management team did not reduce the Portfolios' interest rate risk until last summer, after interest rates had already risen significantly.

Market Review and Investment Strategy
With solid economic growth and mounting inflationary pressures, the U.S. Federal Reserve began raising short-term interest rates during the summer of 2004. As a result, short- and intermediate-term municipal inter-


--------------------------------------------------------------------------------
                         AllianceBernstein Intermediate Municipal Portfolios o 1
est rates jumped sharply during both the six- and 12-month periods ended March 31, 2005. Returns for the Portfolios and their benchmark range from modestly negative to modestly positive during both time frames. The extra yield for buying lower-rated bonds also narrowed during both periods.

Stronger economic growth led to improving tax revenues for most state and local government issuers; 46 of the 50 states reported higher revenues than forecasted at year-end. In addition, investor demand for higher yielding, but lower-credit-quality, municipals remained strong throughout the reporting period.


--------------------------------------------------------------------------------
2 o AllianceBernstein Intermediate Municipal Portfolios

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk
Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolios can invest up to 20% of their assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolios are "non-diversified" and therefore may hold more concentrated positions (New York or California only Portfolios) and be subject to certain additional risks than "diversified" funds. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                         AllianceBernstein Intermediate Municipal Portfolios o 3

HISTORICAL PERFORMANCE
(continued from previous page)

                                       -----------------------------------------
  THE PORTFOLIO VS. ITS BENCHMARK                          Returns
  PERIODS ENDED MARCH 31, 2005                     6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Intermediate
  California Municipal Portfolio
   Class A                                           0.04%            0.59%
--------------------------------------------------------------------------------
   Class B                                          -0.38%           -0.18%
--------------------------------------------------------------------------------
   Class C                                          -0.31%           -0.11%
--------------------------------------------------------------------------------
  LB 5-Year General Obligation Municipal Index      -0.28%            0.43%
--------------------------------------------------------------------------------



                                       -----------------------------------------
  THE PORTFOLIO VS. ITS BENCHMARK                          Returns
  PERIODS ENDED MARCH 31, 2005                     6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Intermediate
  Diversified Municipal Portfolio
   Class A                                         -0.30%             0.29%
--------------------------------------------------------------------------------
   Class B                                         -0.58%            -0.33%
--------------------------------------------------------------------------------
   Class C                                         -0.65%            -0.40%
--------------------------------------------------------------------------------
  LB 5-Year General Obligation Municipal Index     -0.28%             0.43%
--------------------------------------------------------------------------------



                                       -----------------------------------------
  THE PORTFOLIO VS. ITS BENCHMARK                          Returns
  PERIODS ENDED MARCH 31, 2005                     6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Intermediate
  New York Municipal Portfolio
   Class A                                          -0.29%             0.37%
--------------------------------------------------------------------------------
   Class B                                          -0.63%            -0.32%
--------------------------------------------------------------------------------
   Class C                                          -0.63%            -0.33%
--------------------------------------------------------------------------------
  LB 5-Year General Obligation Municipal Index      -0.28%             0.43%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4 o AllianceBernstein Intermediate Municipal Portfolios

INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                 NAV Returns               SEC Returns
Class A Shares
1 Year                              0.59%                    -3.67%
Since Inception*                    2.92%                     1.52%

SEC Yield**                         2.45%
Taxable Equivalent Yield***         3.97%

Class B Shares
1 Year                             -0.18%                    -3.11%
Since Inception*                    2.21%                     2.21%

SEC Yield**                         1.76%
Taxable Equivalent Yield***         3.73%

Class C Shares
1 Year                             -0.11%                    -1.09%
Since Inception*                    2.20%                     2.20%

SEC Yield**                         1.76%
Taxable Equivalent Yield***         3.73%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                       -3.67%
Since Inception*                                              1.52%

Class B Shares
1 Year                                                       -3.11%
Since Inception*                                              2.21%

Class C Shares
1 Year                                                       -1.09%
Since Inception*                                              2.20%


*   Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

     See Historical Performance disclosures on page 3.

     (Historical Performance continued on next page)


--------------------------------------------------------------------------------
                         AllianceBernstein Intermediate Municipal Portfolios o 5

INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                 NAV Returns               SEC Returns
Class A Shares
1 Year                              0.29%                    -3.98%
Since Inception*                    3.26%                     1.86%

SEC Yield**                         2.47%
Taxable Equivalent Yield***         3.55%

Class B Shares
1 Year                             -0.33%                    -3.26%
Since Inception*                    2.57%                     2.57%

SEC Yield**                         1.78%
Taxable Equivalent Yield***         3.28%

Class C Shares
1 Year                             -0.40%                    -1.38%
Since Inception*                    2.54%                     2.54%

SEC Yield**                         1.78%
Taxable Equivalent Yield***         3.26%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                       -3.98%

Since Inception*                                              1.86%

Class B Shares
1 Year                                                       -3.26%
Since Inception*                                              2.57%

Class C Shares
1 Year                                                       -1.38%
Since Inception*                                              2.54%


*   Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

     See Historical Performance disclosures on page 3.

     (Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o AllianceBernstein Intermediate Municipal Portfolios

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                 NAV Returns               SEC Returns
Class A Shares
1 Year                              0.37%                    -3.89%
Since Inception*                    3.35%                     1.95%

SEC Yield**                         2.60%
Taxable Equivalent Yield***         4.25%

Class B Shares
1 Year                             -0.32%                    -3.24%
Since Inception*                    2.61%                     2.61%

SEC Yield**                         1.90%
Taxable Equivalent Yield***         4.00%

Class C Shares
1 Year                             -0.33%                    -1.30%
Since Inception*                    2.63%                     2.63%

SEC Yield**                         1.91%
Taxable Equivalent Yield***         4.00%



SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------


Class A Shares
1 Year                                                       -3.89%
Since Inception*                                              1.95%

Class B Shares
1 Year                                                       -3.24%
Since Inception*                                              2.61%

Class C Shares
1 Year                                                       -1.30%
Since Inception*                                              2.63%



*   Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


     See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                         AllianceBernstein Intermediate Municipal Portfolios o 7

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning            Ending
                                               Account Value     Account Value     Expenses Paid
Intermediate California Municipal            October 1, 2004    March 31, 2005    During Period*
------------------------------------------------------------------------------------------------
Class A
Actual                                            $ 1,000          $ 1,000.39         $ 4.39
Hypothetical (5% return before expenses)          $ 1,000          $ 1,020.54         $ 4.43
------------------------------------------------------------------------------------------------
Class B
Actual                                            $ 1,000          $   996.24         $ 7.86
Hypothetical (5% return before expenses)          $ 1,000          $ 1,017.05         $ 7.95
------------------------------------------------------------------------------------------------
Class C
Actual                                            $ 1,000          $   996.94         $ 7.86
Hypothetical (5% return before expenses)          $ 1,000          $ 1,017.05         $ 7.95
------------------------------------------------------------------------------------------------
* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


(Fund expenses continued on next page)


--------------------------------------------------------------------------------
8 o AllianceBernstein Intermediate Municipal Portfolios

FUND EXPENSES
(continued from previous page)

                                                    Beginning            Ending
                                                Account Value     Account Value     Expenses Paid
Intermediate Diversified Municipal            October 1, 2004    March 31, 2005    During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                             $1,000          $   996.99         $ 4.28
Hypothetical (5% return before expenses)           $1,000          $ 1,020.64         $ 4.33
-------------------------------------------------------------------------------------------------
Class B
Actual                                             $1,000          $   994.20         $ 7.76
Hypothetical (5% return before expenses)           $1,000          $ 1,017.15         $ 7.85
-------------------------------------------------------------------------------------------------
Class C
Actual                                             $1,000          $   993.48         $ 7.75
Hypothetical (5% return before expenses)           $1,000          $ 1,017.15         $ 7.85
-------------------------------------------------------------------------------------------------


                                                    Beginning            Ending
                                                Account Value     Account Value     Expenses Paid
Intermediate New York Municipal               October 1, 2004    March 31, 2005    During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                             $1,000          $   997.13         $ 4.43
Hypothetical (5% return before expenses)           $1,000          $ 1,020.49         $ 4.48
--------------------------------------------------------------------------------------------------
Class B
Actual                                             $1,000          $   993.68         $ 7.90
Hypothetical (5% return before expenses)           $1,000          $ 1,017.00         $ 8.00
--------------------------------------------------------------------------------------------------
Class C
Actual                                             $1,000          $   993.71         $ 7.90
Hypothetical (5% return before expenses)           $1,000          $ 1,017.00         $ 8.00
--------------------------------------------------------------------------------------------------
*   Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


                                             Annualized Expense Ratio
                                   ---------------------------------------------
                                        Class A      Class B       Class C
--------------------------------------------------------------------------------
Intermediate California Municipal        0.88%       1.58%          1.58%
--------------------------------------------------------------------------------
Intermediate Diversified Municipal       0.86%       1.56%          1.56%
--------------------------------------------------------------------------------
Intermediate New York Municipal          0.89%       1.59%          1.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         AllianceBernstein Intermediate Municipal Portfolios o 9

INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $983.4



SECURITY TYPE BREAKDOWN*
   56.1% Insured
   20.5% Tax Supported
   18.9% Revenue                            [PIE GRAPH OMMITTED]
    2.5% Asset-Backed Securities
    1.2% Pre-Refunded/Escrowed
    0.8% Tax-Exempt Variable Rate Demand Notes/Short-Term Notes



BOND QUALITY RATING BREAKDOWN*
 62.1% AAA
 15.2% AA
 14.2% A                             [PIE GRAPH OMMITTED]
  3.4% BBB
  0.3% BB
  4.8% Unrated


* All data are as of March 31, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
10 o AllianceBernstein Intermediate Municipal Portfolios

INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $3,005


SECURITY TYPE BREAKDOWN*
 44.0% Insured
 33.4% Tax Supported
 14.4% Revenue                             [PIE GRAPH OMMITTED]
  6.1% Pre-Refunded/Escrowed
  0.8% Inflation-Adjusted
  0.8% Tax-Exempt Variable Rate Demand Notes/Short-Term Notes
  0.5% Asset-Backed Securities



BOND QUALITY RATING BREAKDOWN*
 62.2% AAA
 18.0% AA
 10.5% A
  3.0% BBB                             [PIE GRAPH OMMITTED]
  0.4% BB
  0.1% B
  5.8% Unrated


* All data are as of March 31, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 11

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $1,336.0



SECURITY TYPE BREAKDOWN*
   42.1% Insured
   30.4% Tax Supported
   15.0% Revenue                            [PIE GRAPH OMMITTED]
   10.2% Pre-Refunded/Escrowed
    1.6% Tax-Exempt Variable Rate Demand Notes
    0.7% Asset-Backed Securities



BOND QUALITY RATING BREAKDOWN*
 65.0% AAA
 15.8% AA
 12.0% A                             [PIE GRAPH OMMITTED]
  2.0% BBB
  0.6% BB
  4.6% Unrated


* All data are as of March 31, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
12 o AllianceBernstein Intermediate Municipal Portfolios

--------------------------------------------------------------------------------
INTERMEDIATE CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
              Prerefunded/Escrowed-1.14%
$  1,000,000  California State Public Works Board,           $   1,043,620
              Lease Revenue, Department of
              Corrections, Series A, AMBAC,
              5.75%, 01/01/2012
              Prerefunded 01/01/2006 @ 102
   1,520,000  Corona, California Certificates of                 1,594,343
              Participation,
              8.00%, 03/01/2015
              Prerefunded 03/01/2006 @ 100
   1,120,000  University of California Revenue,                  1,174,242
              Hospital Medical Center, AMBAC,
              5.75%, 07/01/2024
              Prerefunded 07/01/2006 @ 101
     920,000  Northern California Power Agency,                  1,016,370
              Public Power Revenue, Series A,
              AMBAC,
              5.80%, 07/01/2009
              Escrowed to Maturity
   1,295,000  Los Angeles Unified School District,               1,442,656
              California, Series D, FGIC,
              5.625%, 07/01/2015
              Prerefunded 07/01/2010 @ 100
   1,000,000  Kern High School District, California,             1,205,680
              7.10%, 08/01/2011
              Escrowed to Maturity
     330,000  San Jose Redevelopment Agency,                       389,327
              California, Tax Allocation, Merged
              Area Redevelopment, MBIA,
              6.00%, 08/01/2015
              Escrowed to Maturity
   1,000,000  Pittsburg Redevelopment Agency,                    1,462,270
              California Residential Mortgage
              Revenue,
              9.60%, 06/01/2016
              Escrowed to Maturity
   1,615,000  Metropolitan Water District of                     1,848,707
              Southern California,                           -------------
              Waterworks Revenue, Series A,
              5.75%, 07/01/2021
              Escrowed to Maturity

              Total Prerefunded/Escrowed
                (Cost $10,330,734)                              11,177,215
                                                             -------------
              Insured-55.47%
   1,900,000  Association of Bay Area                            1,910,070
              Governments, California, Bay
              Area Rapid Transit, Series A,
              AMBAC,
              5.00%, 06/15/2005


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 13

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  1,690,000  Los Angeles, California                          $ 1,739,213
              Certificates of Participation,
              Equipment Acquisition Program,
              Series AX, MBIA,
              5.50%, 04/01/2006
   1,535,000  Long Beach, California, Harbor                     1,520,141
              Revenue, Series A, FGIC,
              2.50%, 05/15/2006
   3,015,000  Puerto Rico Electric Power                         3,155,770
              Authority, Power Revenue,
              Refunding, Series Y, MBIA,
              6.50%, 07/01/2006
   1,000,000  Virgin Islands Public Finance                      1,031,490
              Authority Revenue, Federal
              Highway Reimbursement Loan
              Note, FSA,
              5.00%, 09/01/2006
   2,030,000  Los Angeles, California, Certificates              2,100,705
              of Participation, Equipment &
              Real Estate Property Program,
              Series AU, MBIA,
              5.00%, 10/01/2006
     545,000  San Jose, California, Airport                        566,762
              Revenue, FGIC,
              5.875%, 03/01/2007
   7,320,000  Industry Urban Development                         7,656,940
              Agency, California, MBIA,
              5.00%, 05/01/2007
   1,130,000  Long Beach, California, Harbor                     1,125,853
              Revenue, Series A, FGIC,
              3.00%, 05/15/2007
  13,075,000  Association of Bay Area                           13,711,099
              Governments, California, Bay
              Area Rapid Transit, Series A,
              AMBAC,
              5.00%, 06/15/2007
   3,960,000  San Francisco City & County,                       4,215,499
              California, Refunding, Series 1,
              FGIC,
              5.75%, 06/15/2007
   8,590,000  Los Angeles Convention &                           8,755,873
              Exhibition Center Authority,
              California Lease Revenue,
              Series A, AMBAC,
              3.50%, 08/15/2007
   8,800,000  Southern California Public                         9,304,240
              Power Authority, Power Project
              Revenue, Refunding, San Juan,
              Unit 3, Series A, FSA,
              5.00%, 01/01/2008


--------------------------------------------------------------------------------
14 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,050,000  San Jose, California, Airport                $     3,191,581
              Revenue, Refunding, Series B,
              FSA, AMT,
              5.00%, 03/01/2008
   2,360,000  San Diego County Regional                          2,523,973
              Transportation Authority, California,
              Sales Tax Revenue, Series A,
              FGIC,
              5.25%, 04/01/2008
   3,885,000  Long Beach, California, Harbor                     3,978,434
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008
   6,940,000  Los Angeles Unified School                         7,407,131
              District, California, Series A, MBIA,
              5.00%, 07/01/2008
   2,500,000  Puerto Rico Public Building                        2,699,075
              Authority, Revenue Guaranteed,
              Series L, FSA,
              5.60%, 07/01/2008
   1,000,000  Riverside, California, Sewer                       1,128,570
              Revenue, FGIC,
              7.00%, 08/01/2008
   1,510,000  Castaic Lake Water Agency,                         1,716,009
              California, Certificates of
              Participation, Water System
              Improvement Project, Series A,
              MBIA,
              7.25%, 08/01/2008
   9,300,000  Los Angeles, California                            9,940,398
              Certificates of Participation,
              Equipment & Real Estate Property
              Program, Series AU, MBIA,
              5.00%, 10/01/2008
   9,000,000  Los Angeles County Public                          9,673,290
              Works Financing Authority,
              California, AMBAC,
              5.50%, 10/01/2008
   4,630,000  University of California                           4,978,083
              Revenue, Series A, AMBAC,
              5.00%, 05/15/2009
   1,000,000  Redding Joint Powers Financing                     1,124,380
              Authority, California, Electric System
              Revenue, Series A, MBIA,
              6.25%, 06/01/2009
   4,960,000  Northern California Power                          5,500,342
              Agency, Geothermal Project
              No. 3, Series A, AMBAC,
              5.80%, 07/01/2009


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 15

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,100,000  South Orange County Public                   $     1,313,763
              Finance Authority, California,
              Special Tax Revenue, Foothill
              Area, Series C, FGIC,
              8.00%, 08/15/2009
   7,985,000  Los Angeles County Public Works                    8,641,287
              Financing Authority, California,
              Lease Revenue, Master Refunding
              Project, Series A, MBIA,
              5.00%, 12/01/2009
   5,130,000  California State, Refunding, FSA,                  5,593,855
              5.25%, 02/01/2010
     600,000  Los Angeles Department of Airports,                  624,612
              California, Airport Revenue, FGIC,
              AMT,
              5.80%, 05/15/2010
   5,845,000  Los Angeles, California Wastewater                 6,352,755
              System Revenue, Refunding
              Subordinated Series B, MBIA,
              5.00%, 06/01/2010
  11,335,000  California Economic Recovery                      12,277,279
              Bonds, Series A, MBIA,
              5.00%, 07/01/2010(a)
   2,170,000  Los Angeles County Metropolitan                    2,361,285
              Transportation Authority, California,
              Sales Tax Revenue, Refunding,
              Proposition C, Second Senior,
              Series A, MBIA,
              5.00%, 07/01/2010
   2,000,000  Puerto Rico Commonwealth, FGIC,                    2,184,100
              5.25%, 07/01/2010
   2,500,000  Puerto Rico Highway &                              2,759,950
              Transportation Authority,
              Transportation Revenue, Series A,
              AMBAC,
              5.50%, 07/01/2010
  11,210,000  California Economic Recovery                      12,245,692
              Bonds, Series A, FGIC,
              5.25%, 01/01/2011
   1,635,000  Pomona Public Financing Authority,                 1,775,643
              California, Revenue, Merged
              Redevelopment Project, Series AH,
              AMBAC,
              5.00%, 02/01/2011
   1,000,000  Kern High School District, California,             1,152,980
              Series A, MBIA,
              6.30%, 02/01/2011
   2,200,000  Los Angeles Unified School District,               2,401,432
              California, Series A, MBIA,
              5.00%, 07/01/2011


--------------------------------------------------------------------------------
16 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,475,000  Los Angeles County Public Works              $     3,790,565
              Financing Authority, California,
              Lease Revenue, Master Refunding
              Project, Series A, MBIA,
              5.00%, 12/01/2011
  11,790,000  New Jersey Transportation Trust                   12,922,783
              Fund Authority, Transportation
              System, Series B, FGIC,
              5.25%, 12/15/2011
   9,400,000  California Department of                          10,224,850
              Transportation, Revenue, Federal
              Highway Grant Anticipation Bonds,
              Series A, FGIC,
              5.00%, 02/01/2012
   2,145,000  San Francisco City & County                        2,241,782
              Airport Commission, California
              International Airport Revenue,
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012
   2,630,000  University of California,                          2,869,435
              Revenue, Series B, AMBAC,
              5.00%, 05/15/2012
   5,930,000  M S R Public Power Agency,                         6,291,671
              California, San Juan Project,
              Refunding, Series G, MBIA,
              5.30%, 07/01/2012
   1,075,000  Rancho Water District Financing                    1,196,583
              Authority, California Revenue,
              Series A, FSA,
              5.50%, 08/01/2012
   6,750,000  California Department of                           7,345,755
              Transportation, Revenue, Federal
              Highway Grant Anticipation Bonds,
              Series A, FGIC,
              5.00%, 02/01/2013
   2,625,000  Northern Mariana Islands,                          2,800,455
              Commonwealth of, Series A, ACA,
              6.00%, 06/01/2014
   1,195,000  Culver City Redevelopment                          1,350,565
              Finance Authority, California,
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014
   2,000,000  San Diego County, California,                      2,155,960
              Certificates of Participation,
              Edgemoor Project & Regional
              System, AMBAC,
              5.00%, 02/01/2015
   1,000,000  Santa Clara Redevelopment                          1,017,700
              Agency, California, Tax
              Allocation, Bayshore North
              Project, MBIA,
              5.00%, 06/01/2015


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 17

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  8,785,000  Los Angeles Unified School                   $     9,875,570
              District, California, Election
              of 1997, Series E, MBIA,
              5.50%, 07/01/2015
     670,000  San Jose Redevelopment Agency,                       783,605
              California Tax Allocation,
              Merged Area Redevelopment
              Project, Unrefunded Balance, MBIA,
              6.00%, 08/01/2015
   2,380,000  Antioch Public Finance Authority,                  2,609,860
              California, Lease Revenue, Municipal
              Facilities Project, Series B, MBIA,
              5.50%, 01/01/2016
   1,430,000  San Mateo County Transportation                    1,618,674
              District, California, Series A, MBIA,
              5.50%, 06/01/2016
   5,225,000  California State Public Works                      5,785,538
              Board, Lease Revenue,
              Department of Health Services,
              Series A, MBIA,
              5.75%, 11/01/2016
   2,685,000  Northern California Power Agency,                  2,810,121
              Public Power Revenue, Hydroelectric
              Project No. 1, Series A, MBIA,
              5.00%, 07/01/2017
   1,000,000  California Special Districts                       1,137,430
              Association Finance Corp.,
              Certificates of Participation,
              Series Z, FSA,
              5.50%, 08/01/2017
   1,460,000  Santa Fe Springs Community                         1,587,254
              Development Commission,
              California Refunding, Series A,
              MBIA,
              5.375%, 09/01/2017
   3,130,000  Long Beach Bond Finance Authority,                 3,283,026
              California, Lease Revenue, Civic
              Center Project, Series A, MBIA,
              5.00%, 10/01/2017
   7,495,000  San Bernardino County, California,                 8,169,850
              Certificates of Participation,
              West Valley Detention Center,
              Refunding, Series A, MBIA,
              5.25%, 11/01/2017
   1,210,000  Culver City Redevelopment Agency,                  1,330,201
              California, Tax Allocation
              Redevelopment Project A, MBIA,
              5.50%, 11/01/2017
   6,390,000  Santa Clara County Financing                       6,710,842
              Authority, California, Lease
              Revenue, Series A, AMBAC,
              5.00%, 11/15/2017


--------------------------------------------------------------------------------
18 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,930,000  Sacramento City Financing                    $     6,546,839
              Authority, California, Revenue
              Capital Improvement, Series A,
              AMBAC,
              5.50%, 12/01/2017
   2,420,000  San Francisco City & County,                       2,485,509
              Airport Commission, California
              International Airport Revenue,
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018
   2,000,000  Los Angeles Department of                          2,141,260
              Water & Power, California
              Power System, Series A, FSA,
              5.25%, 07/01/2018
   5,000,000  Los Angeles Department of                          5,387,400
              Water & Power, California
              Power System, Series A, MBIA,
              5.375%, 07/01/2018
   2,000,000  Los Altos School District, California,             2,103,800
              Series B, MBIA,
              5.00%, 08/01/2018
   2,075,000  Anaheim Public Financing Authority,                2,180,078
              California, Electric System Revenue,
              Distribution Facilities, MBIA,
              5.00%, 10/01/2018
   1,500,000  Imperial Irrigation District, California,          1,572,420
              Electric System Revenue, MBIA,
              5.00%, 11/01/2018
   1,000,000  Culver City Redevelopment Agency,                  1,101,630
              California, Tax Allocation
              Redevelopment Project A, MBIA,
              5.50%, 11/01/2018
   5,000,000  California Department of Water                     5,427,400
              Resources, Water System,
              Series Y, FGIC,
              5.25%, 12/01/2018
   1,440,000  Sacramento City Financing Authority,               1,573,358
              California, Revenue, City Hall &
              Redevelopment Projects, Series A,
              FSA,
              5.375%, 12/01/2018
   3,830,000   Los Angeles, California,                          4,094,730
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2019
   5,035,000  Anaheim Union High School                          5,626,109
              District, California, Series A, FSA,
              5.375%, 08/01/2019
   1,000,000  Antelope Valley Union High School                  1,099,970
              District, California, Series A, MBIA,
              5.375%, 08/01/2019


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 19

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,185,000  Tahoe-Truckee Unified School                 $     1,354,976
              District No.1, California, MBIA,
              5.50%, 08/01/2019
   1,000,000  Long Beach Bond Finance Authority,                 1,076,880
              California, Lease Revenue, Public
              Safety Facilities Projects, AMBAC,
              5.25%, 11/01/2019
   2,815,000  Los Angeles County, California,                    3,146,635
              Certificates of Participation,
              Antelope Valley Courthouse,
              Series A, AMBAC,
              5.75%, 11/01/2019
   2,630,000  California State Public Works                      2,831,458
              Board, Lease Revenue,
              Department of Corrections,
              State Prison, Series A, AMBAC,
              5.00%, 12/01/2019
   5,000,000  California Department of Water                     5,409,300
              Resources, Water System,
              Series Y, FGIC,
              5.25%, 12/01/2019
   4,525,000  Los Angeles, California,                           4,825,596
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2020
   1,000,000  University of California Revenue,                  1,065,820
              Series A, AMBAC,
              5.125%, 05/15/2020
   2,050,000  Pasadena Unified School District,                  2,222,344
              California, Series B, FGIC,
              5.00%, 07/01/2020
   1,440,000  Los Angeles Unified School District,               1,554,696
              California, Series A, FSA,
              5.25%, 07/01/2020
   6,295,000  Los Angeles Department of                          6,746,792
              Water & Power, California
              Power System, Series A, MBIA,
              5.375%, 07/01/2020
   3,475,000  Ventura County Community                           3,653,406
              College District, California,
              Series A, MBIA,
              5.00%, 08/01/2020
   1,900,000  Gilroy Unified School District,                    2,051,240
              California, FGIC,
              5.25%, 08/01/2020
   1,000,000  San Ramon Valley Unified                           1,083,460
              School District, California,
              Election 2002, FSA,
              5.25%, 08/01/2020


--------------------------------------------------------------------------------
20 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  6,340,000  University of California,                    $     6,609,894
              Multi-Purpose Projects,
              Revenue, Series E, MBIA,
              5.125%, 09/01/2020
   1,000,000  Fontana Public Financing Authority,                1,074,220
              California, Tax Allocation Revenue,
              North Fontana Redevelopment
              Project, Series A, FSA,
              5.25%, 09/01/2020
   1,000,000  San Mateo County Community                         1,090,020
              College District, California,
              2001 Election, Series A, FGIC,
              5.375%, 09/01/2020
   2,075,000  Walnut Public Financing Authority,                 2,255,753
              California, Tax Allocation Revenue,
              AMBAC,
              5.375%, 09/01/2020
   2,210,000  Salinas Union High School District,                2,389,010
              California, Series A, FGIC,
              5.25%, 10/01/2020
   9,750,000  Los Angeles Unified School District,              10,211,760
              California, Election 1997, Series F,
              FGIC,
              5.00%, 07/01/2021
   2,700,000  Los Angeles Unified School District,               2,840,562
              California, Refunding, Series A-1,
              FGIC,
              5.00%, 07/01/2021
   1,100,000  Mammoth Unified School District,                     496,771
              California, Capital Appreciation,
              MBIA,
              0.00%, 08/01/2021
   1,860,000  San Ramon Valley Unified                           1,957,557
              School District, California,
              Election 2002, FSA,
              5.00%, 08/01/2021
   2,200,000  San Diego Unified Port District,                   2,316,270
              California, Revenue, Series B, MBIA,
              5.00%, 09/01/2021
   2,420,000  Salinas Union High School District,                2,607,018
              California, Series A, FGIC,
              5.25%, 10/01/2021
   1,800,000  San Francisco City & County,                       1,865,160
              Public Utilities Commission,
              California Waterworks Revenue,
              Series A, FSA,
              5.00%, 11/01/2021
   1,050,000  Long Beach Bond Finance Authority,                 1,123,658
              California, Lease Revenue, Public
              Safety Facilities Projects, AMBAC,
              5.25%, 11/01/2021


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 21

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 26,950,000  California State Department of               $    28,404,491
              Water Resources, Water Systems
              Revenue, Central Valley Project,
              Series AC, MBIA,
              5.00%, 12/01/2021
   4,340,000  Sacramento County Sanitation                       4,574,230
              District Financing Authority,
              California, Revenue, Sacramento
              Regional County Sanitation,
              Series A, AMBAC,
              5.00%, 12/01/2021
   1,100,000  Sacramento County Sanitation                       1,261,447
              District Financing Authority,
              California, District, Revenue, FSA,
              5.50%, 12/01/2021
   4,000,000  Los Angeles Unified School District,               4,192,720
              California, Refunding,
              Series A-1, FGIC,
              5.00%, 07/01/2022
   4,835,000  Los Angeles Unified School District,               5,046,918
              California, Series A, FSA,
              5.00%, 07/01/2022
   1,000,000  Mammoth Unified School District,                     427,250
              California, Capital Appreciation,
              MBIA,
              0.00%, 08/01/2022
   3,050,000  California State University                        3,199,358
              Headquarters Building Authority,
              Lease Revenue, Series B, MBIA,
              5.25%, 09/01/2022
   1,715,000  Long Beach Bond Finance Authority,                 1,829,562
              California, Lease Revenue, Public
              Safety Facilities Projects, AMBAC,
              5.25%, 11/01/2022
   2,725,000  California Department of Water                     2,861,087
              Resources, Water Systems
              Revenue, Central Valley Project,
              Series AC, MBIA,
              5.00%, 12/01/2022
   1,560,000  California Department of Water                     1,662,554
              Resources, Water Revenue,
              Series W, FSA,
              5.25%, 12/01/2022
   1,315,000  San Diego Community College                        1,368,981
              District, California, Election 2002,
              Series A, FSA,
              5.00%, 05/01/2023
   4,175,000  California Pollution Control                       4,180,887
              Financing Authority, Pollution
              Control Revenue, Refunding,
              Pacific Gas & Electric, Series C,
              FGIC, AMT,
              3.50%, 12/01/2023


--------------------------------------------------------------------------------
22 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  3,450,000  San Francisco City & County,                 $     3,531,109
              Airport Commission, California
              International Airport Revenue,
              Second Series 16B, FSA,
              5.00%, 05/01/2024
   2,320,000  Azusa Unified School District,                     2,399,530
              California, FSA,
              5.00%, 07/01/2024
   1,140,000  California State, MBIA,                            1,168,272
              5.00%, 08/01/2024
   1,230,000  Gateway Unified School District,                   1,277,416
              California, MBIA,
              5.00%, 08/01/2024
   1,425,000  San Ramon Valley Unified School                    1,485,292
              District, California, Election 2002,
              FSA,
              5.00%, 08/01/2024
   1,515,000  California State University Revenue,               1,571,979
              Systemwide, Series A, FGIC,
              5.00%, 11/01/2024
   2,000,000  San Diego Unified School District,                 2,217,440
              California, Capital Appreciation,
              Election 1998 Series D, FGIC,
              5.25%, 07/01/2025
   2,275,000  Rancho Santiago, Community                         2,376,283
              College District, California, FSA,
              5.00%, 09/01/2025
   9,995,000  Los Angeles Community College                     10,897,449
              District, California, Series A, MBIA,
              5.00%, 06/01/2026
  30,000,000  Puerto Rico Highway &                             32,179,800
              Transportation Authority, Highway
              Revenue, Refunding, Series AA,
              FSA,
              5.00%, 07/01/2026(b)
   1,000,000  Grossmont-Cuyamaca Community                       1,033,620
              College District, California,
              Election 2002, Series A, MBIA,
              5.00%, 08/01/2027
      85,000  California Housing Finance Agency,                    85,041
              Home Mortgage Revenue, Series I,
              MBIA, AMT,
              4.95%, 08/01/2028
   2,905,000  Fullerton Redevelopment Agency,                    3,006,123
              California Certificates of
              Participation, Southern California
              Optometry, RADIAN,
              5.00%, 04/01/2034


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 23

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 26,000,000  New Jersey State Turnpike Authority,            $ 25,427,220
              Revenue, Series A, AMBAC,
              3.15%, 01/01/2035
   5,000,000  Santa Clara Valley Transportation                  5,099,550
              Authority, California, Sales Tax
              Revenue, Measure A, AMBAC,
              4.00%, 04/01/2036(b)
   2,445,000  San Jose Financing Authority,                      2,511,846
              California Lease Revenue, Civic
              Center Project, Series C, AMBAC,
              5.00%, 06/01/2039(b)
   4,620,000  San Jose Financing Authority,                      4,746,311
              California Lease Revenue, Civic                 ------------
              Center Project, Series D, AMBAC,
              5.00%, 06/01/2039

              Total Insured
                (Cost $534,914,915)                            545,474,154
                                                              ------------
              Tax Supported-20.21%
              State General Obligations-5.98%
   3,055,000  California State,                                  3,099,939
              6.20%, 09/01/2005
     785,000  California State,                                    804,138
              4.00%, 02/01/2008
   1,200,000  California State,                                  1,263,192
              5.00%, 03/01/2008
   2,245,000  California State,                                  2,363,222
              5.00%, 03/01/2008
   2,400,000  California State,                                  2,536,728
              5.00%, 06/01/2008
   2,985,000  California State,                                  3,063,655
              4.00%, 02/01/2009
   5,400,000  California State,                                  5,734,854
              5.00%, 02/01/2009
   1,675,000  California State,                                  1,790,893
              5.00%, 02/01/2010
   2,420,000  California State,                                  2,692,323
              5.75%, 10/01/2010
   2,205,000  California State,                                  2,368,060
              5.00%, 02/01/2012
   4,230,000  Puerto Rico Commonwealth,                          4,437,016
              Refunding, Public Improvement,
              Series C,
              5.00%, 07/01/2018(b)
   1,870,000  California State,                                  1,995,664
              5.25%, 09/01/2018
  12,240,000  California State,                                 12,762,281
              5.00%, 02/01/2020
   2,045,000  California State,                                  2,172,158
              5.25%, 09/01/2020
  10,060,000  California State,                                 10,659,777
              5.25%, 10/01/2020


--------------------------------------------------------------------------------
24 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  California State,                               $  1,025,830
              5.00%, 10/01/2023                               ------------

              Total State General Obligations
                (Cost $58,298,871)                              58,769,730
                                                              ------------
              Local General Obligations-2.88%
   5,000,000  New York City, New York, Series G,                 5,308,650
              5.00%, 08/01/2010
   1,990,000  New York City, New York, Series H,                 2,112,842
              5.00%, 08/01/2010
  15,335,000  New York City, New York, Series G,                16,350,944
              5.00%, 08/01/2011
   1,700,000  New York City, New York, Series H,                 1,812,625
              5.00%, 08/01/2011
   1,145,000  Los Gatos-Saratoga Joint Union                     1,278,633
              High School District, California,
              Election of 1998, Series B,
              5.75%, 12/01/2019
   1,325,000  Los Gatos-Saratoga Joint Union                     1,479,641
              High School District, California,               ------------
              Election of 1998, Series B,
              5.75%, 12/01/2020

              Total Local General Obligations
                (Cost $28,756,655)                              28,343,335
                                                              ------------
              Tax Lease-0.57%
     700,000  Gilroy Unified School District,                      712,019
              California, Certificates of
              Participation,
              5.85%, 07/01/2008
   2,590,000  Taft Public Financing Authority,                   2,753,895
              California, Lease Revenue,
              Community Correctional Facility
              Project A,
              5.95%, 01/01/2011
   2,000,000  Sacramento Finance Authority,                      2,194,200
              California, Lease Revenue,                      ------------
              Series B,
              5.40%, 11/01/2020

              Total Tax Lease
                (Cost $5,109,421)                                5,660,114
                                                              ------------
              Special Tax-10.78%
     200,000  Chula Vista Community Facilities                     199,720
              District, Special Tax, No. 06-1,
              California Eastlake Woods Area,
              Series A,
              2.90%, 09/01/2005


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 25

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    630,000  Vacaville, California, Improvement               $   630,498
              Bond Act 1915, Refunding &
              Improvement Consolidated
              Reassessment, Series A,
              3.95%, 09/02/2005
     515,000  Contra Costa County, California,                     518,378
              Improvement Bond Act 1915,
              5.45%, 09/02/2005
   1,760,000  South Tahoe Joint Powers                           1,751,394
              Financing Authority, California
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.50%, 10/01/2005
     200,000  Etiwanda School District, Community                  199,966
              Facilities District No. 3, California,
              Refunding,
              3.90%, 08/01/2006
   4,270,000  Santa Clara County Financing                       4,397,673
              Authority, California, Special
              Obligation Measure B, Transportation
              Improvement Program,
              5.00%, 08/01/2006
     500,000  Chula Vista Community Facilities                     496,440
              District, Special Tax, No. 06-1,
              California Eastlake Woods Area,
              Series A,
              3.60%, 09/01/2006
   1,075,000  Riverside, California Improvement                  1,059,445
              Bond Act of 1915, Canyon Springs
              Assessment,
              2.40%, 09/02/2006
     645,000  Vacaville, California, Improvement                   644,716
              Bond Act 1915, Refunding &
              Improvement Consolidated
              Reassessment, Series A,
              4.25%, 09/02/2006
     275,000  Salinas Public Financing Authority,                  277,486
              California, Revenue Refunding
              Assessment Districts, Refinancing
              Subordinated, Series B,
              4.75%, 09/02/2006
   1,665,000  North Las Vegas Special                            1,672,892
              Improvement District No. 60,
              Nevada Aliante,
              3.90%, 12/01/2006
   1,000,000  Los Angeles Community                                999,790
              Redevelopment Agency, California
              Tax Allocation, Subordinated Lien
              Bunker, Series L,
              3.50%, 03/01/2007


--------------------------------------------------------------------------------
26 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,800,000  Henderson Local Improvement                  $     1,796,670
              District No. T-14, Nevada,
              3.75%, 03/01/2007
     350,000  Etiwanda School District,                            351,057
              Community Facilities District No. 3,
              California, Refunding,
              4.25%, 08/01/2007
     815,000  Fishhawk Community Development                       819,931
              District No. 2, Florida, Special
              Assessment Revenue, Series B,
              5.00%, 11/01/2007
   1,180,000  Reunion East Community                             1,187,280
              Development District, Florida,
              Special Assessment,
              5.20%, 11/01/2007
   1,000,000  Vizcaya Community Development                      1,007,970
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
   1,225,000  Los Angeles Community                              1,212,444
              Redevelopment Agency, California
              Tax Allocation, Subordinated Lien
              Bunker, Series L,
              3.50%, 03/01/2008
   1,955,000  Village Community Development                      1,966,632
              District No. 5, Florida, Special
              Assessment Revenue, Series B,
              5.00%, 05/01/2008
     655,000  Villasol Community Development                       661,478
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
   2,840,000  California Economic Recovery                       3,017,557
              Bonds, Series A,
              5.00%, 07/01/2008
     480,000  Etiwanda School District                             482,179
              Community Facilities District
              No. 3, California, Refunding,
              4.50%, 08/01/2008
     565,000  Chula Vista Community Facilities                     561,446

              District, Special Tax, No. 06-1,
              California Eastlake Woods Area,
              Series A,
              4.25%, 09/01/2008
     375,000  Salinas Public Financing Authority,                  378,270
              California, Revenue, Refunding
              Assessment Districts, Refinancing
              Subordinated, Series B,
              4.75%, 09/02/2008


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 27

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,940,000  Seven Oaks Community                         $     1,958,314
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.30%, 11/01/2008
   1,000,000  California Economic Recovery                       1,065,090
              Bonds, Series A,
              5.00%, 01/01/2009
   1,335,000  Los Angeles Community                              1,308,420
              Redevelopment Agency, California
              Tax Allocation Subordinated Lien
              Bunker, Series L,
              3.50%, 03/01/2009
   1,000,000  Middle Village Community                             998,740
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 05/01/2009
   1,620,000  Las Vegas Special Improvement                      1,629,202
              District No. 607, Nevada,
              Local Improvement Bonds,
              4.80%, 06/01/2009
   2,635,000  California Economic Recovery                       2,822,559
              Bonds, Series A,
              5.00%, 07/01/2009
     495,000  Etiwanda School District                             496,931
              Community Facilities District
              No. 3, California, Refunding,
              4.70%, 08/01/2009
     680,000  Chula Vista Community Facilities                     676,763
              District, Special Tax, No. 06-1,
              California Eastlake Woods Area,
              Series A,
              4.60%, 09/01/2009
     295,000  Salinas Public Financing Authority,                  298,006
              California, Revenue Refunding
              Assessment, Districts, Refinancing
              Subordinated, Series B,
              5.00%, 09/02/2009
   2,625,000  Upland Community Redevelopment                     2,570,032
              Agency, California, Tax Allocation,
              Magnolia Redevelopment Project,
              3.90%, 11/01/2009
   2,300,000  Meadow Pointe III Community                        2,272,791
              Development District, Florida,
              Capital Improvement Revenue,
              Series 2004-1,
              4.80%, 11/01/2009
  28,070,000  California Economic Recovery                      30,438,827
              Bonds, Series A,
              5.25%, 01/01/2010


--------------------------------------------------------------------------------
28 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,075,000  Gateway Services Community                   $     1,087,964
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Myers Project,
              Series B,
              5.50%, 05/01/2010
     470,000  Etiwanda School District,                            473,267
              Community Facilities District No. 3,
              California, Refunding,
              4.80%, 08/01/2010
   1,000,000  Sterling Hill Community                            1,004,600
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.50%, 11/01/2010
  16,635,000  California Economic Recovery                      18,126,827
              Bonds, Series A,
              5.25%, 01/01/2011
   1,000,000  Concorde Estates Community                           995,860
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.00%, 05/01/2011
   2,000,000  Clark County Special Improvement                   2,014,080
              District No. 142, Nevada,
              5.30%, 08/01/2011
   1,755,000  Fremont Public Financing Authority,                1,725,499
              California, Revenue, Refunding,
              Series A,
              3.75%, 09/02/2011
     310,000  Salinas Public Financing Authority,                  316,575
              California, Revenue Refunding,
              Assessment Districts, Refinancing
              Subordinated, Series B,
              5.25%, 09/02/2011
   1,550,000  Venetian Community Development                     1,602,979
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   1,600,000  Fiddlers Creek Community                           1,618,592
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
     790,000  Lincoln Community Facilities                         785,300
              District Number 2003-1,
              California Special Tax,
              5.35%, 09/01/2016


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 29

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,250,000  Celebrate Community Development                  $ 1,271,537
              Authority, Virginia, Special
              Assessment Revenue, North Virginia
              Project, Series B,
              6.25%, 03/01/2018
     860,000  Beacon Tradeport Community                           899,904
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022
   1,235,000  Lincoln Community Facilities                       1,240,632
              District Number 2003-1, California               -----------
              Special Tax,
              5.90%, 09/01/2024

              Total Special Tax
                (Cost $105,877,570)                            105,990,603
                                                               -----------
              Total Tax Supported
                (Cost $198,042,517)                            198,763,782
                                                               -----------
              Revenue-18.69%
              Airport Revenue-0.06%
     500,000  Denver City & County, Colorado,                      592,820
              Airport Revenue, Series D, AMT,                  -----------
              7.75%, 11/15/2013

              Total Airport Revenue (Cost $490,799)                592,820
                                                               -----------
              Electric Revenue-8.14%
  17,400,000  Los Angeles Department of                         18,056,154
              Water & Power, California Revenue,
              Power Systems, Series A,
              Subseries A-1,
              4.50%, 07/01/2007
  19,000,000  California Department of Water                    20,572,630
              Resources, Power Supply Revenue,
              Series A,
              5.50%, 05/01/2009
  13,525,000  Los Angeles Department of                         14,543,297
              Water & Power, California
              Revenue, Power Systems, Series
              A, Subseries A-1,
              5.00%, 07/01/2009
  21,205,000  California Department of Water                    23,162,646
              Resources, Power Supply
              Revenue, Series A,
              5.25%, 05/01/2010
   3,580,000  North Carolina Eastern Municipal                   3,750,873
              Power Agency, Power Systems                      -----------
              Revenue, Refunding, Series C,
              5.30%, 01/01/2015

              Total Electric Revenue
                (Cost $79,737,639)                              80,085,600
                                                               -----------


--------------------------------------------------------------------------------
30 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Health Care Revenue-2.21%
$  1,300,000  California Statewide Communities             $     1,328,938
              Development Authority Revenue,
              Daughters of Charity Health,
              Series F,
              5.00%, 07/01/2006
   1,100,000  California Statewide Communities                   1,165,329
              Development Authority Revenue,
              Daughters of Charity Health,
              Series F,
              5.00%, 07/01/2010
   2,000,000  California Statewide                               2,049,820
              Communities Development Authority
              Revenue, Daughters of Charity
              Health, Series G,
              5.00%, 07/01/2022
   2,400,000  Miami Beach Health Facilities                      2,607,984
              Authority, Florida Hospital Revenue,
              Refunding, Mount Sinai Medical
              Center,
              6.75%, 11/15/2024
   2,990,000  California Statewide Communities                   2,963,180
              Development Authority Revenue,
              Kaiser Permanente, Series A,
              2.55%, 08/01/2031(b)
   3,455,000  California Statewide Communities                   3,496,702
              Development Authority Revenue,
              Kaiser Permanente, Series C,
              3.85%, 08/01/2031(b)
   3,140,000  California Statewide Communities                   3,140,000
              Development Authority Revenue,
              Kaiser Permanente, Series E,
              3.875%, 04/01/2032(b)
   5,095,000  California Statewide Communities                   4,989,686
              Development Authority Revenue,                   -----------
              Kaiser Permanente, Series F,
              2.30%, 04/01/2033(b)

              Total Health Care Revenue
                (Cost $21,603,603)                              21,741,639
                                                               -----------

              Higher Education Revenue-0.37%
   1,280,000  University of California, Revenue,                 1,314,675
              Series A,
              5.00%, 05/15/2006
   2,105,000  California Educational Facilities                  2,278,242
              Authority Revenue, University of                 -----------
              The Pacific,
              5.50%, 11/01/2018

              Total Higher Education Revenue
                (Cost $3,491,804)                                3,592,917
                                                               -----------


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 31

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Tobacco Revenue-0.01%
$     60,000  Children's Trust Fund, Puerto Rico,              $    64,433
              Tobacco Settlement Revenue,                      -----------
              5.75%, 07/01/2020

              Total Tobacco Revenue
                (Cost $59,821)                                      64,433
                                                               -----------
              Water/Sewer Revenue-2.17%
   8,150,000  Metropolitan Water District of                     8,827,509
              Southern California, Waterworks
              Revenue, Series B,
              5.00%, 07/01/2010
   2,460,000  San Francisco City & County                        2,578,326
              Public Utilities Commission,
              California, Waterworks
              Revenue, Series A,
              5.00%, 11/01/2012
   2,285,000  California Department of Water                     2,346,604
              Resources, Water System
              Revenue, Series O,
              5.00%, 12/01/2015
   5,000,000  Sacramento County Sanitation                       5,151,850
              District Financing Authority,
              California, Revenue, Series A,
              5.60%, 12/01/2016
   2,045,000  Metropolitan Water District of                     2,394,102
              Southern California,                             -----------
              Waterworks Revenue, Series A,
              5.75%, 07/01/2021

              Total Water/Sewer Revenue
                (Cost $20,775,198)                              21,298,391
                                                               -----------
              Miscellaneous Revenue-2.58%
   6,485,000  Los Angeles, Harbor Department                     6,777,409
              California Revenue, Series B, AMT,
              5.75%, 08/01/2009
   8,975,000  Los Angeles County Public Works                    9,719,745
              Financing Authority, California,
              Refunding Flood Control District,
              Series A,
              5.00%, 03/01/2010
     820,000  Pima County, Industrial Development                  807,593
              Authority, Arizona, Education
              Revenue, Refunding, Horizon
              Community Learning Center,
              4.45%, 06/01/2014
   1,190,000  Broad Street Community                             1,232,590
              Development Authority, Virginia,
              Revenue,
              7.125%, 06/01/2015


--------------------------------------------------------------------------------
32 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,865,000  Columbiana County Port Authority,            $     2,851,936
              Ohio, Solid Waste Facilities Revenue,
              Liberty Waste Transportation LLC
              Project, Series A, AMT,
              7.00%, 08/01/2021
   4,000,000  CSUCI Financing Authority                          3,977,560
              Revenue, California, For Sale                    -----------
              Housing Construction, Series A,
              2.50%, 08/01/2034

              Total Miscellaneous Revenue
                (Cost $25,117,801)                              25,366,833
                                                               -----------
              Industrial Development/Pollution Control
              Revenue-3.15%
   5,165,000  California Pollution Control                       5,116,398
              Financing Authority, Pollution
              Control Revenue, Southern
              California Edison, Series B,
              2.00%, 03/01/2008(b)
   2,975,000  California Pollution Control                       2,947,005
              Financing Authority, Pollution
              Control Revenue, Southern
              California Edison, Series C,
              2.00%, 03/01/2008(b)
   3,280,000  Louisa Industrial Development                      3,422,450
              Authority, Virginia, Pollution Control
              Revenue, Virginia Electric & Power Co.,
              5.25%, 12/01/2008(b)
   3,000,000  California Statewide                               2,947,050
              Communities Development
              Authority, Solid Waste Revenue,
              2.90%, 04/01/2011(b)
     415,000  Michigan State Strategic Fund,                       408,978
              Solid Waste Disposal Revenue,
              Limited Obligation Waste
              Management,
              3.00%, 12/01/2013(b)
   2,500,000  Putnam County, West Virginia,                      2,471,500
              Pollution Control Revenue,
              Appalachian Power Co., Project
              Series E,
              2.80%, 05/01/2019(b)
   2,500,000  California Pollution Control                       2,488,625
              Financing Authority, Solid Waste
              Disposal Revenue, Waste
              Management, Series A,
              3.125%, 01/01/2022(b)
   3,050,000  Pope County, Arkansas, Revenue                     3,069,947
              Refunding, Entergy Arkansas,
              Inc., Project,
              5.05%, 09/01/2028(b)


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 33

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,415,000  Beaver County Industrial                       $   3,391,778
              Development Authority,
              Pennsylvania Pollution Control
              Revenue, Cleveland Electric Project,
              3.75%, 10/01/2030(b)
   4,750,000  California Pollution Control                       4,738,268
              Financing Authority, Solid Waste               -------------
              Disposal Revenue, Republic
              Services Inc., Project,
              2.85%, 12/01/2033(b)

              Total Industrial Development/Pollution
                Control Revenue (Cost $31,060,816)              31,001,999
                                                             -------------
              Total Revenue
                (Cost $182,337,481)                            183,744,632
                                                             -------------
              Asset-Backed Securities-2.51%
              Housing-2.51%
   3,325,000  Munimae Trust, Series 2001-1, Class A,             3,339,431
              4.35%, 10/26/2016
   3,875,000  Munimae Trust, Series 2001-2, Class A,             3,891,817
              4.35%, 10/26/2016
     600,000  California Rural Home Mortgage                       631,578
              Finance Authority, Single-Family
              Mortgage Revenue,
              Mortgage-Backed Securities
              Program, Series A, GNMA/FNMA,
              6.55%, 06/01/2030(b)
   7,635,000  CSUCI Financing Authority                          7,613,622
              Revenue, California, Rental Housing,
              1.60%, 08/01/2031(b)
   9,270,000  California Statewide Communities                   9,250,162
                                                             -------------
              Development Authority, Fountains
              Seacliff Apartments,
              2.10%, 10/15/2035(b)

              Total Housing (Cost $24,736,186)                  24,726,610
                                                             -------------
              Total Asset-Backed Securities
                (Cost $24,736,186)                              24,726,610
                                                             -------------
              Tax-Exempt Variable-Rate Demand
              Notes/Short-Term Notes-0.79%
   3,100,000  California State Department of                     3,100,000
              Water Resources, Power Supply

              Revenue, Series B-1,
              2.28%, 05/01/2022
   1,867,000  Irvine, California, Improvement                    1,867,000
              Bond Act 1915, Assessment
              District No. 97-16,
              2.28%, 09/02/2022



--------------------------------------------------------------------------------
34 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    500,000  California Economic Recovery                   $     500,000
              Bonds, Series C-1,
              2.30%, 07/01/2023
   2,320,000  Los Angeles, Department of                         2,320,000
                                                             -------------
              Water & Power, California
              Revenue, Subseries B-3,
              2.30%, 07/01/2034

              Total Tax-Exempt Variable-
              Rate Demand Notes/Short-
              Term Notes (Cost $7,787,000)                       7,787,000
                                                             -------------
              Investment Summary
              Total Investments-98.81%
                (Cost $958,148,833)(c)                         971,673,393
              Cash and Other Assets,
                Less Liabilities -1.19                          11,732,997
                                                             -------------
              Net Assets-100.00%                             $ 983,406,390
                                                             -------------


INTEREST RATE SWAPS (see Note 1)

Notional                       Rate        Rate     Termination   Unrealized
Amount        Description    Received      Paid        Date       Gain/(Loss)
--------------------------------------------------------------------------------
$ 43,700,000  Goldman Sachs            76.48% of
              Interest Rate             1 Month
              Swap           Variable*   LIBOR+     02/03/2006  $  217,056

  43,700,000  Merrill Lynch 85.10% of
              Interest       1 Month
              Rate Swap       LIBOR+    Variable*   02/03/2006     (70,448)

   9,400,000  JP Morgan
              Interest Rate
              Swap            2.173%    Variable*   09/01/2006     (88,154)

   6,750,000  Merrill Lynch

              Interest
              Rate Swap       3.218%    Variable*   07/01/2009      (6,060)

   9,400,000  JP Morgan
              Interest
              Rate Swap      Variable*   3.365%     02/01/2012      97,551

   6,750,000  Merrill Lynch
              InterestRate
              Swap           Variable*   3.775%     02/01/2013     (66,809)
                                                                  --------
Total Interest Rate Swaps                                         $ 83,136
                                                                  --------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+ Interest based on LIBOR (London Interbank Offered Rate).


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 35

(a) Represents entire or partial position segregated as collateral for initial margin requirement on interest rate swap.
(b) Variable rate coupon, rate shown as of March 31, 2005.
(c) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $19,636,307 and gross unrealized depreciation of investments was $6,111,747, resulting in net unrealized appreciation of $13,524,560.

   Explanation of abbreviations:
   ACA    - American Capital Access
   AMBAC  - American Municipal Bond Assurance Corporation
   AMT    - Subject to Alternative Minimum Tax
   CSUCI  - California State University Channel Island
   FGIC   - Financial Guaranty Insurance Company
   FNMA   - Federal National Mortgage Association
   FSA    - Financial Security Assurance, Inc.
   GNMA   - Government National Mortgage Association
   MBIA   - Municipal Bond Investors Assurance Corporation
   RADIAN - Radian Group Inc.

Allocation of Portfolio Net Assets at March 31, 2005:

Arizona                         0.08%
Arkansas                        0.31
California                     81.89
Colorado                        0.06
Florida                         2.11
Michigan                        0.04
Nevada                          0.72
New Jersey                      3.90
New York                        2.60
North Carolina                  0.38
Ohio                            0.29
Pennsylvania                    0.35
Virginia                        0.60
West Virginia                   0.25
U.S. Virgin Islands             0.11
Trust Territories               0.29
Puerto Rico                     4.83
Cash and Other
  Assets, Less Liabilities      1.19
                             ------
Total                         100.00%
                             ------


See notes to financial statements.

--------------------------------------------------------------------------------
36 o AllianceBernstein Intermediate Municipal Portfolios

INTERMEDIATE DIVERSIFIED PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


Principal                                                           Market
Amount        Description                                           Value
--------------------------------------------------------------------------------

              Prerefunded/Escrowed-6.18%
$  1,225,000  Oklahoma Development Finance                     $ 1,234,800
              Authority, Revenue, Hillcrest
              Healthcare System, Series A,
              4.70%, 08/15/2005
              Escrowed to Maturity
   1,205,000  Chicago, Illinois, Series A, AMBAC,                1,222,497
              4.50%, 01/01/2006
              Escrowed to Maturity
   1,190,000  Roanoke, Virginia,                                 1,237,338
              5.00%, 02/01/2011
              Prerefunded 02/01/2006 @ 102
   1,400,000  Travis County, Texas,                              1,431,108
              5.00%, 03/01/2015
              Prerefunded 03/01/2006 @ 100
   7,640,000  New York City, New York, Series I,                 7,990,982
              5.875%, 03/15/2013(a)
              Prerefunded 03/15/2006 @ 101.5
   1,340,000  Virginia Polytechnic Institute,                    1,406,129
              State University, Revenue, Series A,
              5.25%, 06/01/2008
              Prerefunded 06/01/2006 @ 102
   1,035,000  Massachusetts State, Consolidated                  1,078,956
              Loan, Series B, FGIC,

              5.50%, 06/01/2012
              Prerefunded 06/01/2006 @ 101
   3,495,000  Connecticut State Resource                         3,708,824
              Recovery Authority, Mid-Connecticut
              System, Series A, MBIA,
              5.375%, 11/15/2009
              Prerefunded 11/15/2006 @ 102
   4,775,000  Chicago, Illinois, Emergency                       4,996,273
              Telephone System, FGIC,
              5.50%, 01/01/2007
              Escrowed to Maturity
   4,250,000  Chicago, Illinois, O'Hare                          4,471,638
              International Airport, Revenue,
              General Airport, Second Lien
              Series A, AMBAC,
              6.00%, 01/01/2007
              Escrowed to Maturity
   1,780,000  Jefferson County, Alabama,                         1,860,794
              Sewer Revenue, Refunding
              Warrants, Series A, FGIC,
              5.375%, 02/01/2027
              Prerefunded 02/01/2007 @ 100
   2,030,000  MTA, New York, Commuter Facilities                 2,170,841
              Revenue, Series C-2, FGIC,
              6.00%, 07/01/2007
              Escrowed to Maturity


--------------------------------------------------------------------------------
37 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                           Value
--------------------------------------------------------------------------------

$  1,000,000  Illinois Educational Facilities              $     1,065,160
              Authority, Revenue, Loyola
              University, Chicago, Series A,
              7.00%, 07/01/2007
              Escrowed to Maturity
   1,000,000  Cook County, Illinois, MBIA,                       1,038,310
              7.25%, 11/01/2007
              Escrowed to Maturity
      10,000  Connecticut State,                                    10,636
              5.50%, 12/01/2007
              Escrowed to Maturity
   1,435,000  Cypress-Fairbanks Independent                      1,544,821
              School District, Texas, Refunding &
              School House, PSF Guaranteed,
              5.75%, 02/15/2008
              Escrowed to Maturity
   1,265,000  Intermountain Power Agency,                        1,400,608
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008
              Escrowed to Maturity
   2,785,000  Massachusetts State,                               2,993,095
              Consolidated Loan, Series C,
              5.25%, 08/01/2011
              Prerefunded 08/01/2008 @ 101
   1,555,000  Washoe County School District,                     1,672,434
              Nevada, FGIC,
              5.25%, 06/01/2014
              Prerefunded 12/01/2008 @ 100
   8,625,000  Jefferson County, Alabama                          9,239,272
              Sewer Revenue, Capital
              Improvement Warrants, Series A,
              FGIC,
              5.00%, 02/01/2033
              Prerefunded 02/01/2009 @ 101(a)
   1,060,000  Jefferson County, Alabama                          1,140,221
              Sewer Revenue, Capital
              Improvement Warrants, Series A,
              FGIC,
              5.125%, 02/01/2039
              Prerefunded 02/01/2009 @ 101
   3,050,000  Jefferson County, Alabama                          3,325,263
              Sewer Revenue, Capital
              Improvement Warrants, Series A,
              FGIC,
              5.375%, 02/01/2036
              Prerefunded 02/01/2009 @ 101


--------------------------------------------------------------------------------
38 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,290,000  Jefferson County, Alabama,                   $     4,734,744
              Sewer Revenue, Series A,
              5.75%, 02/01/2038
              Prerefunded 02/01/2009 @ 101
     175,000  District of Columbia,                                190,608
              Prerefunded 2001 Series B, FSA,
              5.50%, 06/01/2009
              Escrowed to Maturity
   1,185,000  New Mexico State, Highway                          1,263,731
              Commission Revenue,
              Subordinated Lien-Tax, Series B,
              AMBAC,
              5.00%, 06/15/2009
              Escrowed to Maturity
   1,000,000  Oklahoma Development Finance                       1,064,720
              Authority, Revenue, Hillcrest
              Healthcare System, Series A,
              5.00%, 08/15/2009
              Escrowed to Maturity
   2,240,000  Oklahoma Development Finance                       2,471,885
              Authority, Revenue, Hillcrest
              Healthcare System, Series A,
              5.75%, 08/15/2013
              Prerefunded 08/15/2009 @ 101
   1,130,000  Michigan Municipal Bond                            1,250,029
              Authority, Revenue, Clean
              Water Revolving Fund,
              5.625%, 10/01/2011
              Prerefunded 10/01/2009 @ 101
   3,745,000  Michigan Municipal Bond                            4,162,193
              Authority, Revenue, Clean
              Water Revolving Fund,
              5.75%, 10/01/2014
              Prerefunded 10/01/2009 @ 101
     235,000  Palm Beach County Solid Waste                        261,790
              Authority, Florida, Revenue,
              Series A, AMBAC,
              6.00%, 10/01/2009
              Escrowed to Maturity
   1,145,000  Montgomery County, Ohio,                           1,245,348
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.40%, 12/01/2009
              Escrowed to Maturity
   2,100,000  Montgomery County, Ohio,                           2,293,032
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.50%, 12/01/2010
              Prerefunded 12/01/2009 @ 100


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 39

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  Montgomery County, Ohio,                     $     1,096,200
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.60%, 12/01/2011
              Prerefunded 12/01/2009 @ 100
   3,475,000  Detroit, Michigan, Water                           3,894,120
              Supply System Revenue, Senior
              Lien Series A, FGIC,
              5.875%, 07/01/2022
              Prerefunded 01/01/2010 @ 101
   2,935,000  Detroit, Michigan, Sewage                          3,304,986
              Disposal Revenue, Series A,
              6.00%, 07/01/2029
              Prerefunded 01/01/2010 @ 101
   1,145,000  Route 3 North Transport                            1,258,653
              Improvement Associates,
              Massachusetts, Lease Revenue,
              MBIA,
              5.375%, 06/15/2022
              Prerefunded 06/15/2010 @ 100
   3,000,000  Colorado Department of                             3,399,330
              Transportation, Transportation
              Revenue, AMBAC,
              6.00%, 06/15/2015
              Prerefunded 06/15/2010 @ 100.5
   2,210,000  Chicago, Illinois, Series A, FGIC,                 2,587,888
              6.75%, 01/01/2035
              Prerefunded 07/01/2010 @ 101
   1,585,000  Virginia College Building                          1,772,442
              Authority, Educational
              Facilities Revenue, Public
              Higher Education, Series A,
              5.75%, 09/01/2013
              Prerefunded 09/01/2010 @ 100
   3,210,000  Massachusetts State,                               3,569,520
              Consolidated Loan, Series C,
              5.75%, 10/01/2014
              Prerefunded 10/01/2010 @ 100
   2,390,000  Illinois State, First Series, MBIA,                2,675,342
              5.75%, 12/01/2013
              Prerefunded 12/01/2010 @ 100
   1,425,000  Snohomish County, Washington,                      1,649,666
              School District No. 016 Arlington,
              FGIC,
              6.50%, 12/01/2015
              Prerefunded 12/01/2010 @ 100
   1,780,000  Chicago, Illinois, Park District,                  1,998,958
              Harbor Facilities Revenue,
              5.875%, 01/01/2013
              Prerefunded 01/01/2011 @ 100


--------------------------------------------------------------------------------
40 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,920,000  Chicago, Illinois, Park                      $     2,156,179
              District, Harbor Facilities Revenue,
              5.875%, 01/01/2014
              Prerefunded 01/01/2011 @ 100
   2,035,000  Chicago, Illinois, Park                            2,285,325
              District, Harbor Facilities Revenue,
              5.875%, 01/01/2015
              Prerefunded 01/01/2011 @ 100
   1,230,000  University of Texas,                               1,360,442
              University Revenue, Financing
              Systems, Series B,
              5.375%, 08/15/2019
              Prerefunded 08/15/2011 @ 100
   2,310,000  University of Illinois,                            2,571,330
              Certificates of Participation,
              Utilities Infrastructure
              Projects, Series A, AMBAC,
              5.50%, 08/15/2018
              Prerefunded 08/15/2011 @ 100
   1,110,000  Michigan State Trunk Line,                         1,233,798
              Series A, FSA,
              5.50%, 11/01/2018
              Prerefunded 11/01/2011 @ 100
  11,870,000  Massachusetts State,                              13,025,544
              Consolidated Loan, Series C,
              5.375%, 12/01/2018
              Prerefunded 12/01/2011 @ 100
   3,600,000  Massachusetts Bay                                  3,953,700
              Transportation Authority,
              Massachusetts, Sales Tax
              Revenue, Series A,
              5.25%, 07/01/2020
              Prerefunded 07/01/2012 @ 100
   7,725,000  Jefferson County, Alabama,                         8,317,430
              Sewer Revenue, Capital
              Improvement Warrants, FGIC,
              5.00%, 02/01/2041
              Prerefunded 08/01/2012 @ 100
   2,465,000  Massachusetts State,                               2,712,634
              Consolidated Loan, Series D,
              MBIA,
              5.375%, 08/01/2022
              Prerefunded 08/01/2012 @ 100
     110,000  Massachusetts State,                                 121,051
              Consolidated Loan, Series D,
              5.375%, 08/01/2022
              Prerefunded 08/01/2012 @ 100
   2,755,000  Tarrant County Health                              2,941,569
              Facilities Development Corp.,
              Texas, Harris Methodist Health
              System, Series A,
              5.125%, 09/01/2012
              Escrowed to Maturity


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 41

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  3,000,000  Houston, Texas, Water & Sewer                $     3,406,590
              Systems Revenue, Refunding,
              Junior Lien Forward, Series B,
              AMBAC,
              5.75%, 12/01/2016
              Prerefunded 12/01/2012 @ 100
   2,000,000  Houston, Texas, Water & Sewer                      2,271,060
              System Revenue, Refunding,
              Junior Lien Forward, Series B,
              AMBAC,
              5.75%, 12/01/2017
              Prerefunded 12/01/2012 @ 100
   1,075,000  Anchorage, Alaska, School                          1,210,203
              Improvement, Series B, FGIC,
              5.875%, 12/01/2012
              Escrowed to Maturity
   4,100,000  North Carolina Municipal Power                     4,548,540
              Agency No. 1, Catawba Electric
              Revenue,
              5.50%, 01/01/2013
              Escrowed to Maturity
   2,045,000  Retama Development Corp.,                          2,631,158
              Texas, Special Facilities Revenue,
              Retama Racetrack,
              8.75%, 12/15/2013
              Escrowed to Maturity
     150,000  Florida State Board of Education,                    199,254
              Capital Outlay,
              9.125%, 06/01/2014
              Escrowed to Maturity
     950,000  Massachusetts State, Water                         1,051,726
              Pollution Abatement, Series B,
              5.25%, 08/01/2014
              Escrowed to Maturity
   3,860,000  Retama Development Corp.,                          5,015,066
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2014
              Escrowed to Maturity
   2,760,000  MTA, New York, Dedicated Tax                       3,014,334
              Fund, Series A, FGIC,
              5.00%, 04/01/2023
              Prerefunded 10/01/2015 @ 100
   1,125,000  Retama Development Corp.,                          1,479,555
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2015
              Escrowed to Maturity


--------------------------------------------------------------------------------
42 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  Bell County Health Facilities                  $   1,228,200
              Development Corp., Texas,
              Lutheran General Healthcare
              System,
              6.50%, 07/01/2019
              Escrowed to Maturity
   4,940,000  Rhode Island Depositors                            5,716,568
              Economic Protection Corp.,
              Series A, FSA,
              5.75%, 08/01/2019
              Escrowed to Maturity
   1,500,000  Rhode Island Depositors                            1,682,820
              Economic Protection Corp.,
              Series A, FSA,
              5.50%, 08/01/2020
              Escrowed to Maturity
   1,720,000  North Carolina Eastern                             2,057,240
              Municipal Power Agency, Power
              System Revenue, Series A,
              6.00%, 01/01/2026
              Prerefunded 01/01/2022 @ 100
   5,780,000  Rhode Island Depositors Economic                   7,266,558
              Protection Corp., Series A,                    -------------
              6.375%, 08/01/2022
              Escrowed to Maturity

              Total Prerefunded/Escrowed
                (Cost $173,737,458)                            185,843,059
                                                             -------------
              Inflation Adjusted-0.78%
   2,050,000  Orlando, Florida, Waste Water                      2,055,084
              System Revenue, Series A,
              CPI Bond,
              2.583%, 10/01/2005(b)
   2,165,000  Orlando, Florida, Waste Water                      2,180,350
              System Revenue, Series A,
              CPI Bond,
              2.063%, 10/01/2006(b)
   1,790,000  Orlando, Florida, Waste Water                      1,809,815
              System Revenue, Series A,
              CPI Bond,
              2.623%, 10/01/2007(b)
   5,995,000  Orlando, Florida, Waste Water                      6,061,365
              System Revenue, Series A,
              CPI Bond,
              Mandatory Put 10/01/2007,
              2.623%, 10/01/2015(b)
   5,705,000  Illinois Development Finance                       6,315,378
              Authority, Adventist Health System,
              Series B, CPI Bond, MBIA,
              3.043%, 01/01/2019(b)


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 43

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,750,000  Delaware Valley Regional                        $  4,852,932
              Finance Authority, Pennsylvania,               -------------
              Local Government Revenue,
              Series A, CPI Bond, AMBAC,
              Mandatory Put 07/01/2007,
              3.89%, 07/01/2027(b)

              Total Inflation Adjusted
                 (Cost $22,087,106)                             23,274,924
                                                             -------------
              Insured-44.27%
   1,250,000  Minneapolis, Minnesota,                            1,253,038
              Healthcare System Revenue,
              Fairview Health Services,
              Series B, MBIA,
              4.50%, 05/15/2005
   2,395,000  Hawaii State, Airport System                       2,415,381
              Revenue, Series B, FGIC,
              6.125%, 07/01/2005
   1,640,000  New York State Dormitory                           1,655,449
              Authority, City University System
              Revenue Consolidated,
              Series C, AMBAC,
              6.25%, 07/01/2005
     795,000  Chicago, Illinois, Unrefunded                        806,186
              Balance, Series A, AMBAC,
              4.50%, 01/01/2006
   1,000,000  Allegheny County, Pennsylvania,                    1,018,930
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT,
              5.75%, 01/01/2006
   1,200,000  Williamson County, Texas, FSA,                     1,224,324
              5.00%, 02/15/2006
   1,000,000  Utah State Board of Regents,                       1,029,790
              Student Loan Revenue, Series
              J, AMBAC, AMT,
              6.00%, 05/01/2006(a)
   1,895,000  Minneapolis, Minnesota,                            1,928,068
              Healthcare System Revenue,
              Fairview Health Services,
              Series B, MBIA,
              4.50%, 05/15/2006
   1,970,000  Clark County, Nevada, Bond                         2,021,831
              Bank, MBIA,
              5.00%, 06/01/2006
   1,340,000  Arlington, Texas, Waterworks &                     1,390,076
              Sewer Revenue, AMBAC,
              6.00%, 06/01/2006
   2,095,000  Virginia Port Authority,                           2,179,093
              Facilities Revenue, MBIA, AMT,
              6.00%, 07/01/2006


--------------------------------------------------------------------------------
44 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,485,000  Cleveland, Ohio, Waterworks                  $     4,688,933
              Revenue, Series G, MBIA,
              5.50%, 01/01/2007
   1,860,000  Chicago, Illinois, O'Hare                          1,951,493
              International Airport, Revenue,
              Unrefunded-General Airport,
              Second Lien, Series A,
              AMBAC,
              6.00%, 01/01/2007
   2,725,000  Garland Independent School                         2,779,336
              District, Texas, Refunding,
              Series A, PSF-Guaranteed,
              4.00%, 02/15/2007
   3,100,000  Katy Independent School                            3,217,583
              District, Series A, PSF
              Guaranteed,
              5.00%, 02/15/2007(a)
   1,000,000  Williamson County, Texas,                          1,038,300
              Limited Tax Notes, Series B, FSA,
              5.00%, 02/15/2007
   1,965,000  Waco Independent School District,                  2,048,375
              Texas, Refunding, PSF Guaranteed,
              5.25%, 02/15/2007
   1,000,000  Prince George's County,                            1,060,910
              Maryland, Consolidated Public
              Improvement, Series A, MBIA,
              6.00%, 03/15/2007
   2,000,000  Walled Lake Consolidated                           2,125,020
              School District, Michigan, MBIA,
              6.00%, 05/01/2007
   1,000,000  Massachusetts State Health &                       1,041,210
              Educational Facilities Authority,
              Revenue, New England Medical
              Center Hospital, Series H, FGIC,
              5.00%, 05/15/2007
   1,000,000  Michigan State, Comprehensive                      1,043,300
              Transportation Revenue, Series B,
              FSA,

              5.00%, 05/15/2007
   1,715,000  Northeast Hospital Authority,                      1,811,074
              Texas, Northeast Medical
              Center Hospital, Revenue, FSA,
              5.75%, 05/15/2007
   2,500,000  New Jersey State, Certificates                     2,622,300
              of Participation, Refunding,
              Series A, FSA,
              5.25%, 06/15/2007
   2,525,000  Philadelphia, Pennsylvania,                        2,688,469
              Airport Revenue, Series A, FGIC,
              6.00%, 06/15/2007


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 45

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,200,000  Philadelphia, Pennsylvania,                  $     1,267,716
              Airport Revenue, Series B,
              FGIC, AMT,
              6.00%, 06/15/2007
   1,065,000  Oklahoma City, Oklahoma,                           1,114,874
              Airport Trust, Junior Lien-27th
              Series-Series B, FSA,
              5.50%, 07/01/2007
   1,105,000  Delaware Transportation Authority,                 1,179,422
              System Revenue, AMBAC,
              6.00%, 07/01/2007
   2,775,000  Washington State, Public Power                     2,937,282
              Supply System Revenue, Nuclear
              Project No.1, Series A, AMBAC,
              6.00%, 07/01/2007
   5,775,000  Washoe County School District,                     6,028,003
              Nevada, Refunding, FSA,
              5.00%, 08/01/2007
   2,635,000  Orangeburg, South Carolina,                        2,749,306
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.75%, 10/01/2007
   2,115,000  Connecticut State Resource                         2,266,011
              Recovery Authority, Mid-Connecticut
              System, Series A, MBIA,
              5.75%, 11/15/2007
   3,650,000  Illinois State Unemployment                        3,839,362
              Insurance Fund, Building Receipts
              Revenue, Series A, FSA,
              5.00%, 12/15/2007
   1,000,000  Palm Beach, Florida, Beach                         1,051,900
              Restoration Project, Series A, FSA,
              5.00%, 01/01/2008
   3,125,000  Tacoma, Washington, Electric                       3,283,813
              System Revenue, Series A, FGIC,
              5.00%, 01/01/2008
   1,000,000  District of Columbia,                              1,053,840
              Certificates of Participation,
              AMBAC,
              5.25%, 01/01/2008
   2,270,000  Clark County Public Utility,                       2,414,962
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008
   1,465,000  Sangamon County School                             1,528,273
              District No. 186, Illinois, FGIC,
              5.55%, 01/01/2008
   1,000,000  Berkley City School District,                      1,101,590
              Michigan, FGIC,
              7.00%, 01/01/2008


--------------------------------------------------------------------------------
46 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 17,915,000  Massachusetts State, Refunding,              $    19,107,422
              Series A, MBIA,
              5.50%, 02/01/2008(a)
   2,000,000  Garland, Independent School                        2,052,720
              District, Texas, Refunding,
              Series A, PSF Guaranteed,
              4.00%, 02/15/2008
   3,885,000  Cypress-Fairbanks Independent                      4,172,373
              School District, Texas,
              Unrefunded Portion-Refunding &
              School House, PSF Guaranteed,
              5.75%, 02/15/2008
   1,000,000  Memphis-Shelby County Airport                      1,070,830
              Authority, Tennessee, Revenue,
              Series A, MBIA, AMT,
              6.00%, 02/15/2008
   1,000,000  New Jersey Environmental                           1,055,230
              Infrastructure Trust,
              Wastewater Treatment, AMBAC,
              5.00%, 03/01/2008
   1,875,000  Port of Port Arthur Navigation                     2,025,994
              District, Texas, AMBAC,
              6.00%, 03/01/2008
   1,320,000  Connecticut State, Series G,                       1,394,224
              MBIA,
              5.00%, 03/15/2008
   4,440,000  New York State Thruway                             4,688,152
              Authority, Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2008
   4,035,000  Ohio State Building Authority,                     4,258,135
              Workers Compensation
              Facilities, Series A, FGIC,
              5.00%, 04/01/2008
   2,920,000  Lower Colorado River Authority,                    3,083,228
              Texas, Revenue, AMBAC,
              5.00%, 05/15/2008
   1,000,000  Massachusetts State Health &                       1,055,900
              Educational Facilities Authority,
              Revenue, New England Medical
              Center Hospital, Series H, FGIC,
              5.00%, 05/15/2008
   3,910,000  Chicago, Illinois, Transit Authority,              4,165,558
              Capital Grant Receipts Revenue,
              Federal Transit Administration,
              Section 5307, Series A, AMBAC,
              5.25%, 06/01/2008
   8,400,000  District of Columbia,                              8,998,584
              Refunding, Series B-1, AMBAC,
              5.50%, 06/01/2008


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 47

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------


$ 11,285,000  Texas State Public Finance                   $    11,931,856
              Authority, Revenue, Unemployment
              Compensation Assessment,
              Series A, FSA,
              5.00%, 06/15/2008
   1,095,000  Haverhill, Massachusetts,                          1,178,352
              FGIC,
              6.00%, 06/15/2008
   1,000,000  Ivy Tech State College,                            1,057,760
              Indiana, Student Fee, Series
              G, AMBAC,
              5.00%, 07/01/2008
   1,925,000  Wayne County Community                             2,039,845
              College, Michigan, Community
              College Improvement, FGIC,
              5.00%, 07/01/2008
   6,100,000  Anchorage, Alaska, Refunding,                      6,502,844
              Series B, MBIA,
              5.25%, 07/01/2008
     735,000  Intermountain Power Agency,                          809,015
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008
   3,295,000  Trinity River Authority,                           3,516,852
              Texas, Regional Wastewater
              System Revenue, MBIA,
              5.25%, 08/01/2008
   2,045,000  New York City, New York,                           2,228,723
              Series D, FGIC,
              6.00%, 08/01/2008
   8,405,000  Westmoreland County,                               8,924,513
              Pennsylvania, Municipal
              Authority, Municipal Service
              Revenue, FGIC,
              5.00%, 08/15/2008(a)
   3,885,000  Dallas, Independent School                         4,116,158
              District, Texas, Refunding,
              Delayed Delivery, PSF-Guaranteed,
              5.25%, 08/15/2008(c)
   2,275,000  Indianapolis, Indiana, Gas Utility                 2,457,614
              Revenue, Refunding Distribution
              System, Series A, AMBAC,
              5.75%, 08/15/2008
   5,430,000  Ohio State Building Authority,                     5,813,250
              State Facilities Administration
              Building Fund, Refunding Project B,
              FSA,
              5.25%, 10/01/2008
   3,820,000  New York State Dormitory Authority,                4,123,575
              School Districts Revenue Financing,
              Series E, MBIA,
              5.50%, 10/01/2008


--------------------------------------------------------------------------------
48 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,265,000  Emerald Peoples Utility                      $     1,440,835
              District, Oregon, FGIC,
              7.35%, 11/01/2008
   2,750,000  Indianapolis, Indiana, Resource                    3,013,450
              Recovery Revenue, Ogden Martin
              System, Inc., Project, AMBAC,
              6.75%, 12/01/2008
  11,960,000  New Jersey State, Transportation                  12,850,542
              Trust Fund Authority,
              Series C, AMBAC,
              5.25%, 12/15/2008
   3,215,000  Washington State, Motor Vehicle                    3,363,340
              Fuel Tax, Refunding MBIA,
              4.50%, 01/01/2009
   6,655,000  Washington State, Refunding,                       6,962,062
              FGIC,
              4.50%, 01/01/2009
  19,700,000  Pennsylvania State, First Series,                 21,010,838
              MBIA,
              5.00%, 01/01/2009(a)
   5,000,000  Clark County Public Utility                        5,361,900
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.25%, 01/01/2009
   1,210,000  New Jersey State Turnpike Authority,               1,308,603
              Revenue, Series A, MBIA,
              5.50%, 01/01/2009
   4,310,000  Allegheny County, Pennsylvania,                    4,604,718
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT,
              5.75%, 01/01/2009
   1,675,000  Chicago, Illinois, O'Hare                          1,816,906
              International Airport, Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009
   2,070,000  North Carolina Eastern Municipal                   2,242,141
              Power Agency, Power System
              Revenue, Series B, ACA,
              6.125%, 01/01/2009
   1,940,000  Hoover, Alabama, Board of Education,               2,030,850
              Capital Outlay Warrants, Refunding,
              Tax Anticipation Notes, MBIA,
              4.50%, 02/15/2009
   1,180,000  Chicago, Illinois, Public Building                 1,256,912
              Commission, Building Revenue,
              Chicago Transit Authority, AMBAC,
              5.00%, 03/01/2009
  13,100,000  Houston, Texas, Refunding Public                  13,953,858
              Improvement, Series A, MBIA,
              5.00%, 03/01/2009


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 49

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  6,615,000  Houston, Texas, Refunding Public             $     7,166,691
              Improvement, Series B, FSA,
              5.50%, 03/01/2009
   1,920,000  Massachusetts Bay Transportation                   2,081,587
              Authority, Series C, FGIC,
              5.50%, 03/01/2009
   5,835,000  Seattle, Washington, Municipal                     6,328,350

              Light & Power Revenue, FSA,
              5.50%, 03/01/2009
   2,665,000  Hawaii State, Series CN, FGIC,                     2,939,921
              6.00%, 03/01/2009
   1,000,000  Middlesex County Utilities                         1,031,720
              Authority, New Jersey, Sewer
              Revenue, Series A, FGIC,
              5.15%, 03/15/2009
  11,585,000  Connecticut State, Series C,                      12,368,957
              FGIC,
              5.00%, 04/01/2009
   6,650,000  New York State Thruway Authority,                  7,084,644
              Highway & Bridge Trust Fund,
              Second General Series B, FSA,
              5.00%, 04/01/2009
  14,045,000  New York State Thruway Authority,                 14,962,981
              Highway & Bridge Trust Fund,
              Series A, MBIA,
              5.00%, 04/01/2009
   1,045,000  Illinois State, Refunding,                         1,123,406
              First Series, FSA,
              5.25%, 04/01/2009
  32,445,000  California Department of Water                    35,106,463
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.25%, 05/01/2009(a)
   2,000,000  Chicago, Illinois, Transit Authority               2,134,140
              Capital Grant Receipts Revenue,
              Federal Transit Administration,
              Section 5307, Series B, AMBAC,
              5.00%, 06/01/2009
   2,100,000  District of Columbia, 2001,                        2,279,634
              Series B, FSA,
              5.50%, 06/01/2009
   3,655,000  New Jersey Economic Development                    3,886,033
              Authority, Revenue, Cigarette Tax,
              FGIC,
              5.00%, 06/15/2009

   1,330,000  New Jersey Economic Development                    1,414,069
              Authority, Revenue, Cigarette Tax,
              FSA,
              5.00%, 06/15/2009


--------------------------------------------------------------------------------
50 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,125,000  New Jersey Economic                          $     3,341,469
              Development Authority, Revenue,
              School Facilities Construction,
              Series C, MBIA,
              5.00%, 06/15/2009
   7,000,000  Metropolitan Pier & Exposition                     7,541,660
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place, Series A, MBIA,
              5.25%, 06/15/2009
   3,790,000  New Jersey Economic                                4,055,148
              Development Authority, Market
              Transition Facilities Revenue,
              Senior Lien Series A, MBIA,
              5.00%, 07/01/2009
   1,780,000  Massachusetts Port Authority,                      1,910,296
              Revenue, Series B, FSA,
              5.50%, 07/01/2009
   2,000,000  Missouri State Regional                            2,142,860
              Convention & Sports Complex
              Authority, Refunding,
              Convention & Sports Facility
              Project, Series A-1, AMBAC,
              5.00%, 08/15/2009
   4,055,000  Westmoreland County, Pennsylvania,                 4,344,649
              Municipal Authority, Municipal
              Service Revenue, FGIC,
              5.00%, 08/15/2009
   1,370,000  Mobile, Alabama, AMBAC,                            1,480,518
              5.25%, 08/15/2009
   1,530,000  Texas Municipal Power Agency,                      1,652,660
              Revenue, MBIA,
              5.25%, 09/01/2009
   1,000,000  Anchorage, Alaska, FGIC,                           1,111,350
              6.00%, 10/01/2009
   4,070,000  Palm Beach County Solid Waste                      4,514,241
              Authority, Florida, Series A, AMBAC,
              6.00%, 10/01/2009
   1,370,000  Indiana State Transportation                       1,509,261
              Finance Authority, Airport Facilities
              Lease Revenue, Series A, AMBAC,
              6.00%, 11/01/2009
   1,505,000  Connecticut State Resource                         1,590,680
              Recovery Authority, Unrefunded
              Balance, Mid-Connecticut System,
              Series A, MBIA,
              5.375%, 11/15/2009
   2,130,000  Cincinnati City School District,                   2,286,896
              Ohio, Classroom Facilities
              Construction & Improvement, FSA,
              5.00%, 12/01/2009


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 51

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  Providence Public Building Authority,        $     1,056,840
              Rhode Island, Series A, FSA,
              5.10%, 12/15/2009
   1,890,000  Chicago, Illinois, O'Hare                          2,011,867
              International Airport, Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010
   8,975,000  Michigan Public Power Agency,                      9,707,809
              Revenue, Refunding, Belle
              River Project, Series A, MBIA,
              5.25%, 01/01/2010
  10,910,000  Tacoma, Washington, Electric                      11,894,409
              System Revenue, Series B, FSA,
              5.50%, 01/01/2010
   1,400,000  Allegheny County, Pennsylvania,                    1,507,212
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT,
              5.75%, 01/01/2010
   2,300,000  New Jersey State Turnpike                          2,540,948
              Authority, Revenue, Unrefunded
              Balance, Series A, MBIA,
              5.75%, 01/01/2010
   2,000,000  Jefferson County, Alabama,                         2,165,960
              Sewer Revenue, Refunding,
              Series B8, FSA,
              5.25%, 02/01/2010
  23,925,000  Pennsylvania State, Refunding                     25,988,053
              & Projects, First Series, MBIA,
              5.25%, 02/01/2010
   1,025,000  Huntsville, Alabama, Refunding,                    1,116,850
              Warrants, Series A, FSA,
              5.40%, 02/01/2010
  30,570,000  Massachusetts State, Series A,                    33,486,989
              MBIA,
              5.50%, 02/01/2010
   4,630,000  Dallas County, Texas, Utility                      4,957,017
              & Reclamation District, MBIA,
              5.00%, 02/15/2010
   1,700,000  Plano Independent School                           1,820,071
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2010
   1,000,000  Memphis-Shelby County Airport                      1,104,950
              Authority, Tennessee, Series A,
              MBIA, AMT,
              6.25%, 02/15/2010
   2,225,000  Richland County, South Carolina,                   2,373,074
              School District No. 001, FSA,
              SCSDE,
              4.75%, 03/01/2010


--------------------------------------------------------------------------------
52 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,000,000  Houston, Texas, Refunding, Public            $     5,456,400
              Improvement, Series B, FSA,
              5.50%, 03/01/2010
   9,365,000  Massachusetts Bay Transportation                  10,880,725
              Authority, Refunding, Series A, MBIA,
              7.00%, 03/01/2010
   1,810,000  Maury County, Tennessee,                           1,944,428
              Refunding, Series A, MBIA,
              5.00%, 04/01/2010
   7,635,000  New York State Thruway Authority,                  8,187,545
              Highway & Bridge Trust Fund,
              Second General Series B, FSA,
              5.00%, 04/01/2010
   1,240,000  Ohio State Building Authority,                     1,332,095
              State Facilities Administration
              Building Project, Series A, FSA,
              5.00%, 04/01/2010
   2,030,000  New York State Thruway Authority,                  2,200,013
              Highway & Bridge Trust Fund,
              Refunding, Series C, MBIA,
              5.25%, 04/01/2010
   3,570,000  California Department of Water                     3,899,582
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.25%, 05/01/2010
   7,100,000  California Department of Water                     7,837,832
              Resources, Power Supply Revenue,
              Series A, MBIA,
              5.50%, 05/01/2010
   1,065,000  Detroit City School District,                      1,213,866
              Michigan, Series A, AMBAC,
              6.50%, 05/01/2010
   1,900,000  New Mexico Finance Authority,                      2,040,714
              Revenue, Public Project Revolving
              Fund, Series C, AMBAC,
              5.00%, 06/01/2010
   4,570,000  Chicago, Illinois, Transit Authority               4,959,775
              Capital Grant Receipts Revenue,
              Federal Transit Administration,
              Section 5307, Series A, AMBAC,
              5.25%, 06/01/2010
   1,625,000  District of Columbia, Series A,                    1,780,220
              MBIA,
              5.50%, 06/01/2010
  12,500,000  New Jersey Economic Development                   13,358,375
              Authority, Revenue, Cigarette Tax,
              FGIC,
              5.00%, 06/15/2010
   3,540,000  New Jersey Economic Development                    3,783,092
              Authority Revenue, Cigarette Tax,
              FSA,
              5.00%, 06/15/2010


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 53

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  Maricopa County Unified School               $     1,064,730
              District No. 48, Arizona,
              Refunding, Series B, FSA,
              4.75%, 07/01/2010
   1,420,000  Intermountain Power Agency,                        1,523,177
              Utah, Power Supply Revenue,
              Refunding, AMBAC,
              5.00%, 07/01/2010
   2,410,000  Phoenix, Arizona, Civic                            2,594,703
              Improvement Corporation,

              Transit Excise Tax Revenue,
              Light Rail Project, AMBAC,
              5.00%, 07/01/2010
   3,900,000  Arizona School Facilities Board,                   4,245,306
              Revenue, State School Trust,
              Series A, AMBAC,
              5.25%, 07/01/2010
   1,670,000  Energy Northwest, Washington,                      1,822,671
              Electric Revenue, Refunding,
              Columbia Generating, Series A,
              XLCA,
              5.50%, 07/01/2010
   2,510,000  Detroit, Michigan, Sewage Disposal                 2,811,652
              Revenue, Series B, MBIA,
              6.00%, 07/01/2010
   5,410,000  Multnomah County, Oregon,                          5,822,458
              Refunding, AMBAC,
              5.00%, 08/01/2010
   3,000,000  Houston, Texas, Hotel Occupancy                    3,297,720
              Tax & Special Revenue, Refunding,
              Convention & Entertainment,
              Series A, AMBAC,
              5.50%, 09/01/2010
   1,500,000  Brownsville, Texas, Utilities System               1,699,920
              Revenue, AMBAC,
              6.25%, 09/01/2010
   2,065,000  Broward County, Florida, Airport                   2,200,299
              System Revenue, Series E,
              MBIA, AMT,
              5.25%, 10/01/2010
   5,000,000  Connecticut State Resource                         5,292,000
              Recovery Authority, Series A, MBIA,
              5.375%, 11/15/2010
  10,675,000  Nebraska Public Power District,                   11,494,733
              Revenue, General Series B, MBIA,
              5.00%, 01/01/2011
   4,600,000  Florida State Board of Education,                  5,017,496
              Series C, MBIA,
              5.25%, 01/01/2011
   1,710,000  Chicago, Illinois, Board of Education,             1,944,852
              Lease Certificates, Series A, MBIA,
              6.25%, 01/01/2011


--------------------------------------------------------------------------------
54 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,555,000  Massachusetts State,                         $     6,138,386
              Refunding, Series A, MBIA,
              5.50%, 02/01/2011
  15,435,000  Bell County, Texas, Ltd. Tax Notes,               16,592,316
              FSA,
              5.00%, 02/15/2011
   2,000,000  Louisiana State Office Facilities                  2,172,920
              Corp., Lease Revenue, Capitol
              Complex Program, Series A, MBIA,
              5.50%, 03/01/2011
   1,405,000  Illinois State, AMBAC,                             1,514,042
              5.00%, 04/01/2011(c)
   1,000,000  Ohio State Building Authority,                     1,079,850
              Workers Compensation Facilities,
              Series A, FGIC,
              5.00%, 04/01/2011
   6,380,000  Illinois State, First Series,                      6,960,516
              MBIA,
              5.25%, 04/01/2011
   1,340,000  Wisconsin State, Series A,                         1,447,535
              MBIA,
              5.00%, 05/01/2011
   4,390,000  New Jersey Economic Development                    4,710,646
              Authority, Revenue, Cigarette Tax,
              FGIC,
              5.00%, 06/15/2011
   3,680,000  Delaware Transportation Authority,                 3,976,056
              Transportation System Revenue,
              Senior, MBIA,
              5.00%, 07/01/2011
   7,755,000  Phoenix, Arizona, Civic                            8,387,963
              Improvement Corporation,
              Transit Excise Tax Revenue,
              Light Rail Project, AMBAC,
              5.00%, 07/01/2011
   1,815,000  Energy Northwest, Washington,                      1,979,857
              Electric Revenue, Refunding,
              Columbia Generating, Series A,
              AMBAC,
              5.25%, 07/01/2011
   2,930,000  New Jersey Economic Development                    3,927,987
              Authority, MKT Transaction IAC Rev.,
              MBIA,
              12.675%, 07/01/2011(d)
   6,000,000  New Jersey State, Refunding,                       6,439,080
              Series N, AMBAC,
              5.25%, 07/15/2011(c)
  16,500,000  Ohio State, Higher Education                      17,882,370
              Capital Facilities, Series II-A,
              AMBAC,
              5.00%, 08/01/2011


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 55

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,000,000  New Jersey State, MBIA-IBC,                  $     5,541,550
              5.50%, 08/01/2011
   1,915,000  Philadelphia Parking Authority,                    2,092,310
              Pennsylvania, Revenue, FSA,
              5.50%, 09/01/2011
   1,275,000  Brownsville, Texas, Utility System                 1,461,991
              Revenue, AMBAC,
              6.25%, 09/01/2011
   3,410,000  Deschutes County, Oregon,                          3,700,020
              Administrative School District
              No. 1, Refunding, FSA, 5.00%, 12/15/2011
   7,060,000  New Jersey State Transportation                    7,738,325
              Trust Fund Authority, Transportation
              System, Series A, MBIA,
              5.25%, 12/15/2011
   5,715,000  Chicago, Illinois, Refunding,                      6,157,741
              Series A, FSA,
              5.00%, 01/01/2012
   2,100,000  Grand Rapids, Michigan, Water                      2,336,691
              Supply System Revenue, FGIC,
              5.75%, 01/01/2012
   4,000,000  Richmond, Virginia, FSA,                           4,443,280
              5.50%, 01/15/2012
  10,770,000  California Department of                          11,715,067
              Transportation, Revenue, Federal
              Highway Grant Anticipation Bonds,
              Series A, FGIC,
              5.00%, 02/01/2012
   8,060,000  Dade County School District,                       8,731,640
              Florida, Remarketed, MBIA,
              5.00%, 08/01/2012
   3,455,000  Hamilton County, Ohio, Sales Tax                   3,825,687
              Subordinated, Series B, AMBAC,
              5.75%, 12/01/2012
   3,500,000  Municipal Sub-District, Colorado,                  3,774,155
              Water Conservancy District
              Revenue, Series F AMBAC,
              6.50%, 12/01/2012
   2,475,000  Chicago Public Building Commission,                2,657,011
              Illinois, Revenue, Chicago Park
              District, Series A, FGIC,
              5.375%, 01/01/2013
   2,910,000  Manchester Housing &                               3,215,172
              Redevelopment Authority,
              New Hampshire, Revenue,
              Series A, ACA,
              6.75%, 01/01/2013
   2,085,000  New York State Dormitory Authority,                2,209,162
              Mental Health Facilities Improvement
              Project, Series 1, FSA,
              5.125%, 01/15/2013


--------------------------------------------------------------------------------
56 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,195,000  New York State Dormitory Authority,          $     1,277,240
              Unrefunded, Mental Health Service
              Facilities, Series D, MBIA,
              5.25%, 02/15/2013
  20,000,000  California Economic Recovery,                     22,048,600
              Series A, MBIA,
              5.25%, 07/01/2013
   1,035,000  Sacramento Municipal Utility District,             1,201,625
              California, Series G, MBIA,
              6.50%, 09/01/2013
   2,445,000  Sunrise, Florida, Utility System                   2,723,534
              Revenue, AMBAC,
              5.50%, 10/01/2013
   3,410,000  St. Clair County, Illinois, FGIC,                  3,759,457
              5.625%, 10/01/2013
   3,000,000  Hamilton County, Ohio, Sales Tax                   3,343,470
              Subordinated, Series B, AMBAC,

              5.75%, 12/01/2013
   2,235,000  Manchester Housing &                               2,467,373
              Redevelopment Authority,
              New Hampshire, Revenue,
              Series A, ACA,
              6.75%, 01/01/2014
   5,425,000  Washington State Health Care                       5,808,168
              Facilities Authority, Children's
              Hospital & Regional Medical
              Center, FSA,
              5.25%, 10/01/2014
   1,150,000  Douglas County School District                     1,280,663
              No. 206 (Eastmont), Washington,
              FGIC,
              5.75%, 12/01/2014
   1,000,000  Manchester Housing &                               1,101,720
              Redevelopment Authority,
              New Hampshire, Revenue,
              Series A, ACA,
              6.75%, 01/01/2015
   3,370,000  Cypress-Fairbanks Independent                      3,538,466
              School District, Texas, PSF
              Guaranteed,
              5.25%, 02/15/2016
   3,515,000  Lansing Community College,                         3,926,290
              Michigan, FGIC,
              5.50%, 05/01/2016
  10,745,000  Lower Colorado River Authority,                   11,828,633
              Texas, Revenue, Series A, FSA,
              5.875%, 05/15/2016
   1,800,000  Magnolia Independent School                        1,889,658
              District, Texas, PSF Guaranteed,
              5.00%, 08/15/2016


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 57

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,555,000  District of Columbia Water &                 $     1,848,708
              Sewer Authority, Public Utility
              Revenue, FSA,
              6.00%, 10/01/2016
   6,995,000  Hawaii State, Series CX, FSA,                      7,681,279
              5.50%, 02/01/2017
   2,000,000  Wisconsin State, Series B, FSA,                    2,196,800
              5.25%, 05/01/2017
   1,025,000  Regional Transportation                            1,155,995
              Authority, Illinois,
              Refunding, Series B, FGIC,
              5.50%, 06/01/2017
   1,760,000  Clark County, Nevada, Series A,                    2,134,651
              AMBAC,
              6.50%, 06/01/2017
   7,000,000  Energy Northwest, Washington,                      7,767,480
              Electric Revenue, Refunding
              Project, Series A, MBIA,
              5.75%, 07/01/2017
   3,415,000  Tampa, Florida, Occupational                       3,732,458
              License Tax, Refunding, Series A,
              FGIC,
              5.375%, 10/01/2017
   3,065,000  University of Connecticut,                         3,336,804
              Refunding, Student Fee Revenue,
              Series A, FGIC,
              5.25%, 11/15/2017
   2,405,000  Weld County School District                        2,576,116
              No. 6 (Greeley), Colorado, FSA,
              5.25%, 12/01/2017
   1,575,000  Allen County, Indiana,                             1,728,248
              Juvenile Justice Center, First
              Mortgage Revenue, AMBAC,
              5.50%, 01/01/2018
   3,000,000  Memphis-Shelby County Airport                      3,314,070
              Authority, Tennessee, Revenue,
              Series D, AMBAC,
              6.25%, 03/01/2018
   4,000,000  San Antonio, Texas, Water System                   4,393,960
              Revenue, Refunding, FSA,
              5.50%, 05/15/2018
   3,435,000  Florida State, Department of                       3,651,542
              Environmental Protection
              Preservation, Revenue, Florida
              Forever, Series A, FGIC,
              5.00%, 07/01/2018
   2,455,000  Energy Northwest Washington,                       2,719,305
              Electric Revenue, Refunding,
              Columbia Generating, Series A,
              MBIA,
              5.75%, 07/01/2018



--------------------------------------------------------------------------------
58 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,865,000  New York State Dormitory                     $     3,403,735
              Authority, New York University,
              Series A, MBIA,
              6.00%, 07/01/2018
   4,695,000  Tampa, Florida, Occupational                       5,147,363
              License Tax, Refunding, Series A,
              FGIC,
              5.375%, 10/01/2018
   3,400,000  Allegheny County, Pennsylvania,                    3,787,260
              Series C-54, MBIA,
              5.375%, 11/01/2018
   2,725,000  University of Colorado, Enterprise                 2,941,937
              System Revenue, Refunding &
              Improvement, AMBAC,
              5.375%, 06/01/2019
   4,745,000  Michigan State, Certificates                       5,231,363
              of Participation, New Center
              Development, Inc., MBIA,
              5.375%, 09/01/2019
   1,435,000  Cowlitz County, Washington,                        1,630,002
              Special Sewer Revenue, CSOB
              Wastewater Treatment, FGIC,
              5.50%, 11/01/2019
   5,875,000  South Carolina State Public                        6,166,576
              Service Authority, Revenue,
              Refunding, Series D, FSA,
              5.00%, 01/01/2020
   9,000,000  South Carolina State Public                        9,594,090
              Service Authority, Revenue,

              Refunding, Series A, FGIC,
              5.25%, 01/01/2020(c)
   2,360,000  New York City Transitional Finance                 2,533,389
              Authority, New York, Future Tax
              Secured, Series D, MBIA,
              5.25%, 02/01/2020
   3,255,000  Fresno Unified School District,                    3,884,420
              California, Refunding, Series A,
              MBIA,
              6.00%, 02/01/2020
   2,270,000  Killeen Independent School District,               2,417,641
              Texas, Refunding, PSF Guaranteed,
              5.25%, 02/15/2020
   1,000,000  Texas State University, System                     1,042,230
              Financing Revenue, Refunding,
              FSA,
              5.00%, 03/15/2020
   1,000,000  Ohio State Building Authority,                     1,058,610
              State Facilities Adult Correctional
              Projects, Series A, MBIA,
              5.00%, 04/01/2020


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 59

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,705,000  Lower Colorado River Authority,              $     1,787,113
              Texas, Revenue, Refunding, MBIA,
              5.00%, 05/15/2020
   3,000,000  San Antonio, Texas, Water System                   3,274,050
              Revenue, Refunding, FSA,
              5.50%, 05/15/2020
   1,005,000  Regional Transportation Authority,                 1,361,855
              Illinois, Series C, FGIC,
              7.75%, 06/01/2020
   8,140,000  Los Angeles Department of                          8,525,511
              Water & Power, Power System,
              California, Series A, Subseries A-2,
              MBIA,
              5.00%, 07/01/2020
  11,000,000  Metropolitan Atlanta Rapid Transit                11,609,400
              Authority, Georgia, Sales Tax
              Revenue, Second Indenture,
              Series B, MBIA,
              5.10%, 07/01/2020
   1,785,000  Los Angeles Unified School                         1,927,175
              District, California, Series A, FSA,
              5.25%, 07/01/2020
   7,090,000  New Hampshire Health &                             7,754,900
              Education Facilities Finance
              Authority, University System
              of New Hampshire, AMBAC,
              5.375%, 07/01/2020
   4,000,000  Kentucky State Property &                          4,568,320
              Buildings Commission, Project
              No. 76, AMBAC, Refunding,
              5.50%, 08/01/2020
   2,990,000  Mobile, Alabama, AMBAC,                            3,216,373
              5.25%, 08/15/2020
   5,300,000  West Virginia University, Revenue,                 5,603,478
              Refunding, West Virginia University
              Projects, Series B, FGIC,
              5.00%, 10/01/2020
   4,155,000  Allegheny County, Pennsylvania,                    4,411,280
              Series C-57, FGIC,
              5.00%, 11/01/2020
   3,135,000  Illinois State, Dedicated Tax                      3,799,871
              Revenue, Civic Center, AMBAC,
              6.25%, 12/15/2020
   4,970,000  South Carolina State Public                        5,199,962
              Service Authority, Revenue,
              Refunding, Series D, FSA,
              5.00%, 01/01/2021
  10,985,000  Orange County, Florida, Sales Tax                 11,679,582
              Revenue, Refunding, Series A,
              FGIC,
              5.125%, 01/01/2021


--------------------------------------------------------------------------------
60 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 12,390,000  South Carolina State, Public                 $    13,176,393
              Service Authority, Revenue,
              Refunding, Series 2005A, FGIC,
              5.25%, 01/01/2021(c)
   2,760,000  New York City Transitional                         2,953,255
              Finance Authority, New York,
              Future Tax Secured, Series E, MBIA,
              5.25%, 02/01/2021
   2,540,000  Hawaii State, Series CX, FSA,                      2,762,199
              5.50%, 02/01/2021
   3,000,000  Arlington Independent School                       3,089,970
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2021
   4,000,000  Chicago, Illinois, Public Building                 4,271,560
              Commission, Building Revenue,
              Chicago Transit Authority, AMBAC,
              5.25%, 03/01/2021
   4,700,000  New York State Thruway Authority,                  4,923,673
              Highway & Bridge Trust Fund,
              Series A, MBIA,
              5.00%, 04/01/2021
   1,300,000  Ohio State Building Authority,                     1,372,202
              State Facilities Adult Correctional
              Projects, Series A,
              MBIA,
              5.00%, 04/01/2021
   2,465,000  Florida State Board of Education,                  2,592,909
              Refunding Public Education,
              Series B, MBIA,
              5.00%, 06/01/2021
   7,000,000  MTA, New York, Service Contract,                   7,323,750
              Refunding, Series A, FGIC,
              5.00%, 07/01/2021
  14,890,000  Puerto Rico Commonwealth,                         15,797,248
              Refunding, Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021(b)
     810,000  New Jersey Healthcare Facilities                     833,798
              Financing Authority, Revenue,
              Jersey City Medical Center,
              AMBAC, FHA,
              4.80%, 08/01/2021
   2,680,000  Harris County, Texas, Refunding,                   2,888,022
              Toll Road, Senior Lien, FSA,
              5.375%, 08/15/2021
   5,540,000  New Jersey Economic Development                    6,029,404
              Authority, Revenue, School Facilities
              Construction, Series I, FGIC,
              5.00%, 09/01/2021
   1,705,000  Illinois State, First Series, MBIA,                1,833,745
              5.25%, 10/01/2021


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 61

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,000,000  Sarasota County, Florida, Utility            $     2,159,060
              System Revenue, Refunding,
              Series C, FGIC,
              5.25%, 10/01/2021
   5,875,000  Allegheny County, Pennsylvania,                    6,194,717
              Series C-57, FGIC,
              5.00%, 11/01/2021
   3,000,000  Municipal Electric Authority,                      3,209,670
              Georgia, Unrefunded Balance,
              Combustion Turbine Project,
              Series A, MBIA,
              5.25%, 11/01/2021
   1,795,000  Grand Forks, North Dakota,                         1,903,274
              Sales Tax Revenue, Refunding,
              Alerus Project, Series A, MBIA,
              5.00%, 12/15/2021
   3,000,000  New Jersey State, Transportation                   3,255,150
              Trust Fund Authority, Transportation
              System, Series B, MBIA,
              5.00%, 12/15/2021
  15,620,000  Orange County, Florida, Sales Tax                 16,554,545
              Revenue, Refunding, Series A,
              FGIC,
              5.125%, 01/01/2022
   3,170,000  King County, Washington, Sewer                     3,390,473
              Revenue, Refunding, Series A,
              FGIC,
              5.25%, 01/01/2022
   3,180,000  South Carolina State, Public                       3,365,744
              Service Authority, Revenue,
              Refunding, Series 2004A, FGIC,
              5.25%, 01/01/2022(c)
   4,685,000  New York City Transitional Finance                 4,993,742
              Authority, New York, Future Tax
              Secured, Series E, MBIA,
              5.25%, 02/01/2022
   3,300,000  Fort Worth Texas, Water &                          3,453,681
              Sewer Revenue, Refunding &
              Improvement, FSA,
              5.00%, 02/15/2022
   4,220,000  Laredo Independent School                          4,428,004
              District, Texas, Refunding,
              PSF Guaranteed,
              5.00%, 08/01/2022(c)
   8,990,000  Allegheny County, Pennsylvania,                    9,450,468
              Series C-57, FGIC,
              5.00%, 11/01/2022
   6,060,000  Central Puget Sound Washington,                    6,333,003
              Regional Transportation Authority,
              Sales & Use Tax Revenue,
              Series A, AMBAC,
              5.00%, 11/01/2022


--------------------------------------------------------------------------------
62 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 36,775,000  Regional Transportation District,            $    36,195,426
              Colorado, Certificates of
              Participation, Transit Vehicles,
              Series A, Remarketed, AMBAC,
              2.30%, 12/01/2022(b)
   3,980,000  McGee-Creek Authority, Oklahoma,                   4,702,211
              Water Revenue, MBIA,
              6.00%, 01/01/2023
   3,950,000  Irving Independent School District,                4,121,667
              Texas, Refunding, PSF Guaranteed,
              5.00%, 02/15/2023
   3,455,000  Seguin Independent School District,                3,546,523
              Texas, PSF Guaranteed,
              5.00%, 04/01/2023
   5,680,000  Seattle, Washington, Municipal                     5,924,694
              Light & Power, Revenue,
              Refunding & Improvement, FSA,
              5.00%, 08/01/2023
   2,770,000  Harris County, Texas, Refunding,                   2,972,293
              Toll Road Senior Lien, FSA,
              5.375%, 08/15/2023
   2,000,000  Terrebonne Parish, Louisiana,                      2,147,740
              Waterworks District No. 001,
              Water Revenue, Series A, AMBAC,
              5.25%, 11/01/2023
   3,465,000  Jefferson County, Colorado,                        3,630,211
              School District No. R-001, FSA,
              5.00%, 12/15/2023
   6,025,000  Comal Independent School                           6,241,539
              District, Texas, Refunding,
              Series A, PSF-Guaranteed,
              5.00%, 02/01/2024(c)
   6,950,000  Western Carolina Regional                          7,292,982
              Sewer Authority, South Carolina,
              Sewage System Revenue, FSA,
              5.00%, 03/01/2024
   4,935,000  Washoe County School District,                     5,142,270
              Nevada, Refunding, School
              Building, Series A, MBIA,
              5.00%, 06/01/2024
   5,900,000  Wisconsin State, Transportation                    6,149,334
              Revenue, Series A, FSA,
              5.00%, 07/01/2024
   2,000,000  Harris County, Texas, Toll Road                    2,051,340
              Senior Lien, MBIA,
              5.00%, 08/15/2024
   3,750,000  Jefferson County, Colorado,                        3,928,800
              School District No. R-001, FSA,
              5.00%, 12/15/2024



--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 63

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,115,000  Western Carolina Regional                    $     4,304,619
              Sewer Authority, South Carolina,
              Sewage System Revenue, FSA,
              5.00%, 03/01/2025
  10,000,000  New York City, Municipal Water                    10,446,200
              Finance Authority Water & Sewer
              System Revenue, Series C, MBIA,
              5.00%, 06/15/2025
   3,000,000  Orange County, Florida, School                     3,105,030
              Board Certificates of Participation,
              Series B, AMBAC,
              5.00%, 08/01/2025
   2,810,000  Hilliard School District, Ohio,                    2,947,156
              Refunding, School Construction,
              MBIA,
              5.00%, 12/01/2025
   5,500,000  New York City, Municipal Water                     5,731,660
              Finance Authority Water & Sewer
              System Revenue, Series C, MBIA,
              5.00%, 06/15/2026
   3,000,000  Hillsborough County, School                        3,114,300
              Board, Florida, Certificates
              of Participation, Series A, MBIA,
              5.00%, 07/01/2026
   4,905,000  Los Angeles, California, Waste                     5,067,208
              Water System Revenue, Refunding,
              Subordinated Series A, MBIA,
              5.00%, 06/01/2027
   9,645,000  Central Puget Sound, Washington,                   9,929,335
              Regional Transportation Authority
              Sales & Use Tax Revenue, Series A,
              AMBAC,
              5.00%, 11/01/2027
  18,445,000  San Antonio, Texas, Hotel                         19,434,205
              Occupancy Revenue, Refunding,
              Subordinated Lien, Series B, AMBAC,
              5.00%, 08/15/2034
  14,555,000  New Jersey State Turnpike Authority,              14,234,353
              Revenue, Series A, AMBAC,                     --------------
              3.15%, 01/01/2035

              Total Insured
                (Cost $1,315,132,207)                        1,330,429,077
                                                            --------------
              Tax Supported-33.60%
              State General Obligations-14.23%
   2,540,000  Florida State Board of Education,                  2,606,523
              Capital Outlay, Public Education,
              Series B,
              5.00%, 06/01/2006


--------------------------------------------------------------------------------
64 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,450,000  Ohio State, Highway Capital                  $     2,556,232
              Improvement, Series F,
              5.00%, 05/01/2007
   1,455,000  Florida State Board of Education,                  1,519,282
              Capital Outlay, Public Education,
              Series B,
              5.00%, 06/01/2007
   4,340,000  California State,                                  4,568,544
              5.00%, 03/01/2008
   2,600,000  Georgia State, Series A,                           2,842,190
              6.25%, 04/01/2008
  11,020,000  California State,                                 11,647,809
              5.00%, 06/01/2008
   1,670,000  Georgia State, Series D,                           1,863,353
              6.70%, 08/01/2008
   8,765,000  California State,                                  9,585,667
              6.10%, 10/01/2008
   6,440,000  Massachusetts State,                               6,898,657
              Consolidated Loan, Series C,
              5.25%, 12/01/2008
   4,380,000  Delaware State, Series A,                          4,684,235
              5.00%, 01/01/2009
   4,685,000  Massachusetts State,                               5,015,573
              Refunding, Series A,
              5.25%, 01/01/2009
   3,890,000  Massachusetts State,                               4,198,438
              Consolidated Loan, Series E,
              5.50%, 01/01/2009
   2,110,000  Pennsylvania State, First                          2,247,910
              Series,
              5.00%, 01/15/2009
  24,770,000  Pennsylvania State, Refunding                     26,609,668
              & Projects, First Series,
              5.25%, 02/01/2009(a)
   1,000,000  South Carolina State, Capital                      1,023,710
              Improvement, Series A,
              5.00%, 03/01/2009
   3,440,000  Pennsylvania State, Second Series,                 3,741,241
              5.50%, 06/01/2009
  14,855,000  Texas State, Series B                             15,869,002
              5.125%, 10/01/2009
  14,010,000  Massachusetts State,                              15,280,567
              Refunding, Series A,
              5.50%, 01/01/2010
  66,205,000  Maryland State, Refunding,                        71,365,680
              5.00%, 02/01/2010(a)
   1,110,000  New Jersey State,                                  1,213,851
              5.50%, 02/01/2010
   6,185,000  Massachusetts State,                               6,888,482
              Consolidated Loan, Series A,
              6.00%, 02/01/2010


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 65

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,000,000  North Carolina State, Public                 $     4,316,800
              Improvement, Series A,
              5.00%, 03/01/2010
  30,760,000  North Carolina State,                             33,196,192
              Refunding,
              5.00%, 03/01/2010
   3,115,000  California State,                                  3,368,872
              5.25%, 03/01/2010
   2,225,000  Massachusetts Bay                                  2,456,178
              Transportation Authority, Series A,
              5.75%, 03/01/2010
   2,275,000  Ohio State, Community Schools,                     2,444,692
              Series A,
              5.00%, 03/15/2010
   4,500,000  Pennsylvania State, Second Series,                 4,945,455
              5.50%, 06/01/2010
   1,355,000  Minnesota State,                                   1,465,162
              5.00%, 08/01/2010
   1,490,000  Georgia State, Series C,                           1,700,507
              6.25%, 08/01/2010
   1,220,000  Massachusetts State, Series A,                     1,341,805
              5.50%, 01/01/2011
   1,040,000  California State,                                  1,115,244
              5.00%, 02/01/2011
   1,845,000  Ohio State, Higher Education,                      1,990,552
              Series B,
              5.00%, 02/01/2011
  15,760,000  California State,                                 17,677,046
              6.00%, 02/01/2011
  24,165,000  North Carolina State, Public                      26,872,447
              Improvement, Series A,
              5.50%, 03/01/2011
   2,960,000  Ohio State, Highway Capital                        3,197,540
              Improvement, Series H,
              5.00%, 05/01/2011
  11,075,000  Pennsylvania State, Third Series,                 12,106,747
              5.25%, 07/01/2011
  11,270,000  Maryland State, State & Local                     12,247,447
              Facilities Loan, First Series,
              5.00%, 08/01/2011
   3,560,000  Pennsylvania State, Third Series,                  3,844,836
              5.00%, 09/01/2011
   1,785,000  Ohio State, Common Schools,                        1,930,745
              Series B,
              5.00%, 09/15/2011
     825,000  California State,                                    886,009
              5.00%, 02/01/2012
   3,780,000  Massachusetts Bay                                  4,133,506
              Transportation Authority, Series A,
              5.50%, 03/01/2012
   1,000,000  Georgia State, Series B,                           1,147,520
              6.00%, 03/01/2012


--------------------------------------------------------------------------------
66 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  9,100,000  Massachusetts State,                            $  9,809,891
              Consolidated Loan, Series A,
              5.00%, 08/01/2012
     990,000  Florida State Board of Education,                  1,279,773
              Capital Outlay, Unrefunded Balance,
              9.125%, 06/01/2014
   2,875,000  Texas State,                                       3,014,667
              5.25%, 08/01/2021
  18,590,000  Florida State Board of Education,                 19,614,309
              Refunding Public Education,
              Series C,
              5.00%, 06/01/2022
  22,955,000  Florida State Board of Education,                 24,116,293
              Refunding Public Education,
              Series C,
              5.00%, 06/01/2023
  24,130,000  Florida State Board of Education,                 25,242,393
              Refunding Public Education,                     ------------
              Series C,
              5.00%, 06/01/2024

              Total State General Obligations
                (Cost $431,273,321)                            427,689,242
                                                              ------------
              Local General Obligations-6.61%
   3,660,000  New York City, New York, Series I,                 3,796,115
              6.25%, 04/15/2006
   1,455,000  Montgomery County, Maryland,                       1,510,639
              Refunded, Series A,
              5.75%, 07/01/2006
   6,235,000  New York City, New York, Series G,                 6,407,522
              5.00%, 08/01/2006
   2,310,000  New York City, New York, Series G,                 2,407,505
              5.00%, 08/01/2007
   3,205,000  Carrollton, Texas, Refunding &                     3,352,943
              Improvement,
              5.00%, 08/15/2007
   2,620,000  Jersey City, New Jersey, Series A,                 2,807,147
              6.00%, 10/01/2007
   2,000,000  McLean County Public Building                      2,206,240
              Commission, Illinois,
              7.25%, 11/01/2007
   1,275,000  Phoenix, Arizona, Refunding,                       1,350,263
              Series A,
              5.00%, 07/01/2008
   2,585,000  Broward County, Florida, Refunding,                2,751,371
              Series B,
              5.00%, 01/01/2009
   2,000,000  Charlotte, North Carolina, Series B,               2,103,060
              4.50%, 02/01/2009
   1,660,000  Charlotte, North Carolina, Refunding,              1,775,270
              5.00%, 02/01/2009
   2,665,000  Dallas, Texas,                                     2,737,861
              4.00%, 02/15/2009


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 67

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,355,000  Dallas County Community College              $     3,571,331
              District, Texas, Maintenance Tax
              Notes,
              5.00%, 02/15/2009
   3,060,000  Horry County School District,                      3,266,428
              South Carolina, Series A, SCSDE,
              5.00%, 03/01/2009
   6,910,000  Du Page County Water Commission,                   7,418,092
              Illinois, Refunding,
              5.25%, 03/01/2009
   3,750,000  New York City, New York, Series D,                 3,979,800
              5.00%, 08/01/2009
   3,735,000  New York City, New York, Series D,                 3,963,881
              5.00%, 08/01/2009
   8,500,000  New York City, New York, Series B,                 9,105,540
              5.25%, 08/01/2009
   2,255,000  Seattle, Washington, Refunding,                    2,411,565
              5.00%, 01/01/2010
   1,020,000  Indianapolis Local Public                          1,058,862
              Improvement Bond Bank,
              Indiana, Series B,
              5.00%, 02/01/2010
   5,000,000  Du Page County Water Commission,                   5,416,900
              Illinois, Refunding,
              5.25%, 03/01/2010
   6,350,000  Fairfax County, Virginia, Refunding                6,930,517
              & Public Improvement, Series A,
              5.25%, 04/01/2010
  14,095,000  New York City, New York, Series B,                14,965,084
              5.00%, 08/01/2010
   4,520,000  New York City, New York, Series I,                 4,799,020
              5.00%, 08/01/2010
   1,170,000  Austin, Texas, Public Improvement,                 1,276,072
              5.75%, 09/01/2010
   7,360,000  New York City, New York,                           7,847,600
              Refunding, Series G,
              5.00%, 08/01/2011
   3,330,000  New York City, New York, Series H,                 3,550,612
              5.00%, 08/01/2011
  20,630,000  New York City, New York, Series G,                21,981,059
              5.00%, 08/01/2012
     140,000  New York City, New York, Series I,                   145,907
              5.875%, 03/15/2013
   2,000,000  Walled Lake Consolidated School                    2,227,080
              District, Michigan, Q-SBLF,
              5.75%, 05/01/2013
   2,285,000  Shelby County, Tennessee,                          2,529,746
              Public Improvement, Series A,
              5.625%, 04/01/2014
   2,965,000  Montgomery County, Maryland,                       3,186,871
              Public Improvement, Series A,
              5.00%, 02/01/2016


--------------------------------------------------------------------------------
68 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  Harris County, Texas, Toll Road,             $     1,042,480
              5.125%, 08/15/2017
   5,285,000  Horry County School District,                      5,779,517
              South Carolina, Series A, SCSDE,
              5.375%, 03/01/2018
   2,375,000  Harris County, Texas, Refunding,                   2,579,796
              5.375%, 10/01/2018
   1,880,000  Harris County, Texas, Flood Control                2,031,641
              District, Refunding, Series A,
              5.25%, 10/01/2020
   1,000,000  Sacramento City Finance Authority,                 1,097,100
              California, Lease Revenue, Series B,
              5.40%, 11/01/2020
   6,735,000  Du Page County, Illinois, Jail Project,            7,686,925
              5.60%, 01/01/2021
   1,920,000  Du Page County, Illinois,                          2,191,373
              Stormwater Project,
              5.60%, 01/01/2021
   2,160,000  Beachwood City School District,                    2,407,903
              Ohio, Refunding & Improvement,
              5.50%, 12/01/2021
   4,745,000  Harris County, Texas, Flood Control                5,093,188
              District, Refunding, Series A,
              5.25%, 10/01/2022
   5,000,000  Chester County, Pennsylvania,                      5,255,000
              5.00%, 11/15/2022
   5,255,000  Harris County, Texas, Flood Control                5,623,691
              District, Refunding, Series A,
              5.25%, 10/01/2023
  14,000,000  Harris County, Texas, Refunding,                  14,993,440
              Permanent Improvement, Series A,               -------------
              5.25%, 10/01/2024

              Total Local General Obligations
                 (Cost $196,108,582)                           198,619,957
                                                             -------------
              Tax Lease-4.20%
     305,000  New Jersey State, Certificates                       305,000
              of Participation, Series A,
              6.40%, 04/01/2005
   2,000,000  New York State Dormitory Authority,                2,007,000
              State University, Series A,
              5.50%, 05/15/2005
   1,005,000  New York State Dormitory Authority,                1,012,869
              City University, Series C,
              5.70%, 07/01/2005
   1,005,000  New York State Dormitory Authority,                1,012,869
              City University, Series C,
              5.70%, 07/01/2005
   1,000,000  City University of New York,                       1,011,780
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 69

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,000,000  New York State Dormitory Authority,          $     1,041,280
              State University, Series A,
              6.50%, 05/15/2006
   5,925,000  Tobacco Settlement Financing                       5,990,945
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              4.00%, 06/01/2006
   9,135,000  New Jersey State Certificates                      9,511,910
              of Participation, Equipment
              Lease Purchase, Series A,
              5.00%, 06/15/2007(a)
   1,000,000  New York State Dormitory Authority,                1,057,280
              City University, Series A,
              5.75%, 07/01/2007
   7,515,000  New York State Thruway Authority,                  7,913,746
              Service Contract Revenue,
              Local Highway & Bridge, Series A,
              5.00%, 03/15/2008
   4,060,000  Virginia Tech, NTS State                           4,174,289
              Public School Authority,
              4.00%, 04/15/2008
   7,095,000  Tobacco Settlement Financing                       7,442,513
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2008
   4,910,000  Virginia Public School Authority,                  5,232,685
              Refunding, School Financing 1997,
              Series D,
              5.00%, 02/01/2009
   5,000,000  Charlotte, North Carolina,                         5,331,600
              Certificates of Participation,
              Equipment Acquisition Project,
              Series B,
              5.00%, 03/01/2009(c)
   2,160,000  New York State Dormitory Authority,                2,299,601
              Revenue, Mental Health Facilities
              Improvement, Series B,
              5.00%, 02/15/2010
   6,200,000  Virginia Public School Authority,                  6,828,680
              School Financing 1997, Series B,
              5.50%, 08/01/2010
   5,215,000  Michigan Municipal Bond Authority,                 5,690,504
              Revenue, Refunding, School Loan,
              Series A,
              5.25%, 12/01/2010
   6,600,000  Virginia College Building Authority,               7,131,498
              Educational Facilities Revenue,
              Refunding-21st Century College
              Project, Series B,
              5.00%, 02/01/2011


--------------------------------------------------------------------------------
70 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,545,000  Virginia Commonwealth, Board                 $     6,087,301
              of Transportation Revenue,
              Refunding, U.S Route 58
              Corridor Development, Series B,
              5.25%, 05/15/2011
  11,205,000  Tobacco Settlement Financing                      11,490,727
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2011
   2,375,000  Virginia State Public Building                     2,573,978
              Authority, Facilities Revenue,
              Refunding, Series D,
              5.00%, 08/01/2011
   8,650,000  Tobacco Settlement Financing                       8,896,006
              Corp., New York, Tobacco
              Asset-Backed Bonds Series A-1,
              5.25%, 06/01/2012
   1,280,000  New York State Dormitory                           1,416,883
              Authority, City University, Series A,
              5.75%, 07/01/2013
  16,495,000  Tobacco Settlement Financing                      17,786,229
              Corp., New York, Tobacco
              Asset-Backed Settlement, Series C-1,
              5.50%, 06/01/2014
   2,975,000  New York State Urban Development                   3,127,826
              Corp. Correctional & Youth Facilities,          ------------
              Service Contract Revenue, Series A,
              5.00%, 01/01/2027

              Total Tax Lease (Cost $126,748,643)              126,374,999
                                                              ------------
              Special Tax-8.36%
     560,000  Heritage Isles Community                             560,011
              Development District, Florida,
              Special Assessment Revenue,
              Series A,
              5.75%, 05/01/2005
     225,000  Sampson Creek Community                              225,110
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              6.30%, 05/01/2005
   1,250,000  Las Vegas Special Improvement                      1,251,538
              District No. 808-Summerlin
              Area, Nevada, Local
              Improvement Bonds,
              5.375%, 06/01/2005
   2,245,000  Heritage Landing Community                         2,243,990
              Development District, Florida,
              Special Assessment Bond
              Anticipation Notes,
              5.00%, 08/01/2005


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 71

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  8,380,000  Quarry Community                                $  8,370,363
              Development District, Florida,
              Special Assessment, Bond
              Anticipation Notes,
              5.00%, 11/01/2005
   2,060,000  Chicago, Illinois, Tax Increment                   2,084,040
              Allocation, Subordinated Central
              Loop Redevelopment, Series A,
              6.50%, 12/01/2005
   1,040,000  Alabama State Public School &                      1,060,311
              College Authority, Capital
              Improvement Pool, Series A,
              5.00%, 02/01/2006
     130,000  Harbour Lake Estates Community                       131,043
              Development District, Florida,
              Special Assessment,
              6.40%, 02/01/2006
     540,000  Capital Region Community                             543,753
              Development District, Florida,
              Revenue, Capital Improvement,
              Series B,
              5.95%, 05/01/2006
     375,000  Vistancia Community Facilities                       376,324
              District, Arizona,
              4.25%, 07/15/2006
   1,500,000  Connecticut State, Special Tax                     1,565,235
              Obligation Revenue, Series B,
              6.00%, 09/01/2006
   2,685,000  Dove Mountain Resort Community                     2,705,728
              Facilities District, Arizona,
              Assessment Lien,
              6.00%, 12/01/2006
   1,345,000  Village Community Development                      1,357,253
              District No. 5, Florida, Special
              Assessment Revenue, Series B,
              5.40%, 05/01/2007
     370,000  Double Branch Community                              371,428
              Development District, Florida,
              Special Assessment, Series B-1,
              5.60%, 05/01/2007
     500,000  Vizcaya Community Development                        505,500
              District, Florida, Special Assessment,
              5.90%, 05/01/2007
     490,000  University Place Community                           495,851
              Development District, Florida,
              Special Assessment, Series B,
              6.10%, 05/01/2007
   1,025,000  Las Vegas Special Improvement                      1,038,827
              District No. 808-Summerlin Area,
              Nevada, Local Improvement Bonds,
              5.50%, 06/01/2007


--------------------------------------------------------------------------------
72 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,760,000  California Economic Recovery,                $     2,887,705
              Series A,
              5.00%, 07/01/2007
     300,000  Vistancia Community Facilities                       301,782
              District, Arizona,
              4.75%, 07/15/2007
   1,095,000  Connecticut State Special Tax                      1,153,298
              Obligation Revenue, Series A,
              5.25%, 09/01/2007
   2,030,000  Meadow Pointe IV Community                         2,039,622
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.125%, 11/01/2007
     765,000  Reunion East Community                               774,127
              Development District, Florida,
              Special Assessment, Series B,
              5.90%, 11/01/2007
   1,670,000  North Las Vegas Local Improvement                  1,682,024
              District No. 60 Aliante, Nevada,
              4.25%, 12/01/2007
  19,085,000  Tax Exempt Municipal Infrastructure               19,155,996
              Improvement Trust, Maryland,
              Certificates Series 2004A Class A,
              3.80%, 05/01/2008(e)
   3,430,000  Live Oak, Community Development                    3,453,976
              District No. 001, Florida,
              Special Assessment, Series B,
              5.30%, 05/01/2008
     120,000  Stoneybrook Community                                121,170
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.70%, 05/01/2008
     480,000  Narcoossee Community                                 486,571
              Development District, Florida,
              Special Assessment, Series B,
              5.75%, 05/01/2008
     320,000  Waterchase Community                                 321,872
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.90%, 05/01/2008
   1,655,000  Las Vegas Special Improvement                      1,662,679
              District No. 607, Nevada,
              Local Improvement Bonds,
              4.30%, 06/01/2008
   2,295,000  Gateway Services Community                         2,328,943
              Development District, Florida,
              Special Assessment,
              Stoneybrook Project,
              5.50%, 07/01/2008


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 73

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    400,000  Vistancia Community Facilities                  $    403,576
              District, Arizona,
              5.00%, 07/15/2008
   5,710,000  Tax Exempt Municipal                               5,614,243
              Infrastructure Improvement
              Trust, Maryland, Certificates
              Series 2004C Class A,
              4.05%, 11/01/2008(e)
  20,570,000  New York City Transitional                        21,859,945
              Finance Authority, New York,
              Future Tax Secured, Subseries D-1,
              5.00%, 11/01/2008
   2,755,000  Heritage Harbour South Community                   2,753,099
              Development District, Florida,
              Special Assessment Revenue,
              Capital Improvement, Series B,
              5.40%, 11/01/2008
   1,920,000  North Las Vegas Local Improvement                  1,939,814
              District No. 60, Aliante, Nevada,
              4.65%, 12/01/2008
   2,325,000  Henderson Local Improvement                        2,334,044
              District, No. T-14, Nevada,
              4.35%, 03/01/2009
   1,430,000  Huntington Community                               1,423,765
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 05/01/2009
   1,520,000  Meadow Pointe III Community                        1,517,979
              Development District, Florida
              Capital Improvement Revenue,
              Series A
              5.00%, 05/01/2009
   3,265,000  Seven Oaks Community                               3,273,195
              Development District II, Florida,
              Special Assessment Revenue,
              Series B,
              5.00%, 05/01/2009
   1,440,000  Middle Village Community                           1,442,433
              Development District, Florida,
              Special Assessment, Series C,
              5.125%, 05/01/2009
   3,365,000  Overoaks Community Development                     3,366,750
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.125%, 05/01/2009
   2,035,000  Bonita Springs, Florida,                           2,108,931
              Vasari Community Development
              District Revenue, Capital
              Improvement, Series B,
              6.20%, 05/01/2009


--------------------------------------------------------------------------------
74 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    855,000  Greyhawk Landing Community                   $       870,630
              Development District, Florida,
              Special Assessment Revenue,
              Series B,
              6.25%, 05/01/2009
      80,000  Saddlebrook Community                                 82,222
              Development District, Florida,
              Special Assessment, Series B,
              6.25%, 05/01/2009
  10,900,000  Tulsa County, Oklahoma,                           11,593,567
              Industrial Authority, Capital
              Improvement Revenue, Series B,
              5.00%, 05/15/2009
   8,935,000  Katy, Texas, Development Authority                 9,310,449
              Revenue, Metro Contract, Series A,
              5.75%, 06/01/2009
   1,150,000  Illinois State, Sales Tax Revenue,                 1,168,987
              Series U,
              5.00%, 06/15/2009
     500,000  Vistancia Community Facilities                       506,345
              District, Arizona,
              5.30%, 07/15/2009
   1,000,000  Connecticut State, Special Tax                     1,113,760
              Obligation Series B,
              6.15%, 09/01/2009
     565,000  Heritage Isles Community                             562,881
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 11/01/2009
   2,230,000  Live Oak, Community Development                    2,230,491
              District No. 002, Florida,
              Special Assessment, Series B,
              5.00%, 11/01/2009
   1,175,000  South Bay Community Development                    1,170,829
              District, Florida, Capital
              Improvement Revenue, Series B-1,
              5.125%, 11/01/2009
   1,000,000  North Las Vegas Local Improvement                  1,012,780
              District No. 60, Aliante, Nevada,
              5.00%, 12/01/2009
  11,750,000  California Economic Recovery,                     12,741,582
              Series A,
              5.25%, 01/01/2010
   3,775,000  New York City Transitional                         4,043,100
              Finance Authority, New York,
              Future Tax Secured, Series E,
              5.00%, 02/01/2010
   7,890,000  New York City Transitional                         8,454,608
              Finance Authority, New York,
              Future Tax, Series C,
              5.00%, 02/15/2010


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 75

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,370,000  Harbor Bay Community                         $     2,455,249
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              6.35%, 05/01/2010
     500,000  Vistancia Community Facilities                       510,165
              District, Arizona,
              5.55%, 07/15/2010
   3,485,000  Clark County Special Improvement                   3,497,058
              District No. 142, Nevada,
              5.00%, 08/01/2010
   9,520,000  California Economic Recovery,                     10,373,754
              Series A,
              5.25%, 01/01/2011
   1,700,000  Jefferson County, Alabama,                         1,816,892
              Limited Obligation, School
              Warrants, Series A,
              5.25%, 01/01/2011
   1,900,000  Meadow Woods Community                             1,887,365
              Development District, Florida,
              Special Assessment, Series B,
              5.25%, 05/01/2011
   6,850,000  Hammock Bay Community                              6,802,803
              Development District, Florida,
              Special Assessment Revenue,
              Series B,
              5.375%, 05/01/2011
   2,055,000  Las Vegas Special Improvement                      2,082,208
              District No. 607, Nevada,
              Local Improvement Bonds,
              5.15%, 06/01/2011
   2,355,000  Massachusetts Bay Transportation                   2,554,068
              Authority, Massachusetts, Sales
              Tax Revenue, Refunding, Senior
              Series B,
              5.00%, 07/01/2011
   1,605,000  Clark County Special Improvement                   1,616,299
              District No. 142, Nevada,
              5.30%, 08/01/2011
   2,920,000  Venetian Community Development                     3,019,806
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   2,000,000  Bonnet Creek Resort Community                      2,117,580
              Development District, Florida,
              Special Assessment,
              7.125%, 05/01/2012
   2,400,000  Miromar Lakes Community                            2,520,960
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              7.25%, 05/01/2012


--------------------------------------------------------------------------------
76 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------


$  3,225,000  Illinois State, Sales Tax Revenue,           $     3,627,480
              Series Q,
              6.00%, 06/15/2012
   1,320,000  Hot Springs, Arkansas, Sales &                     1,325,412
              Use Tax, Refunding & Improvement,
              4.125%, 07/01/2012
   2,000,000  Chicago, Illinois, Kingsbury                       2,084,020
              Redevelopment Project, Series A,
              6.57%, 02/15/2013
   2,900,000  South Bay Community Development                    2,890,923
              District, Florida, Capital Improvement
              Revenue, Series B-2,
              5.375%, 05/01/2013
   5,385,000  Parkway Center Community                           5,418,872
              Development District, Florida,
              Special Assessment, Refunding,
              Series B,
              5.625%, 05/01/2014
     625,000  Allegheny County, Pennsylvania,                      636,313
              Redevelopment Authority, Revenue,
              Pittsburgh Mills Project,
              5.10%, 07/01/2014
   1,705,000  Dyer Redevelopment Authority,                      1,904,536
              Indiana, Economic Development
              Lease,
              6.875%, 07/15/2014
   2,735,000  Villages of Westport Community                     2,716,375
              Development District, Florida,
              Capital Improvement Revenue,
              Series A,
              5.125%, 05/01/2015
   2,315,000  Arizona Tourism & Sports Authority,                2,342,896
              Tax Revenue, Baseball Training
              Facilities Project,
              5.00%, 07/01/2015
   1,500,000  Arizona Tourism & Sports Authority,                1,509,960
              Tax Revenue, Baseball Training
              Facilities Project,
              5.00%, 07/01/2016
   3,561,000  Celebrate, North Community                         3,622,356
              Development Authority, Virginia,
              Special Assessment
              Revenue Project, Series B,
              6.25%, 03/01/2018
   2,695,000  Dyer Redevelopment Authority,                      2,965,201
              Indiana, Economic Development
              Lease,
              6.55%, 07/15/2020
   2,715,000  Beacon Tradeport Community                         2,840,976
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 77

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  5,000,000  Westchester Community                        $     5,149,550
              Development District No.1,
              Florida, Special Assessment,
              6.00%, 05/01/2023
   1,000,000  Allegheny County, Pennsylvania,                    1,036,310
              Redevelopment Authority, Revenue,
              Pittsburgh Mills Project,
              5.60%, 07/01/2023
   4,300,000  Midtown Miami Community                            4,382,474
              Development District, Florida,
              Special Assessment Revenue,
              Series A,
              6.00%, 05/01/2024
   1,140,000  New York City Transitional                         1,223,699
              Finance Authority, New York,                  --------------
              Future Tax Secured, Series B,
              5.25%, 02/01/2029(b)

              Total Special Tax
                (Cost $249,657,318)                            251,087,635
                                                            --------------
              Miscellaneous Tax-0.20%
   5,325,000  Indianapolis Local Public                          5,989,986
              Improvement Bond Bank, Indiana,               --------------
              Series B,
              6.00%, 01/10/2013

              Total Miscellaneous Tax
                (Cost $5,250,710)                                5,989,986
                                                            --------------
              Total Tax Supported
                (Cost $1,009,038,574)                        1,009,761,819
                                                            --------------
              Revenue-14.51%
              Education - Other-0.15%
   2,500,000  Pima County, Arizona, Industrial                   2,462,175
              Development Authority, Education
              Revenue, Refunding, Horizon
              Community Learning Center,
              4.45%, 06/01/2014
   2,245,000  Red River, Texas, Education                        2,248,368
              Finance Revenue, Parish Day                   --------------
              School Project, Series A,
              3.10%, 12/01/2031

              Total Education - Other
                 (Cost $4,735,528)                               4,710,543
                                                            --------------
              Electric Revenue-6.54%
   2,145,000  California Department of Water                     2,149,590
              Resources, Power Supply Revenue,
              Series A,
              5.50%, 05/01/2005


--------------------------------------------------------------------------------
78 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  1,530,000  Energy Northwest, Washington,                $     1,534,636
              Wind Project Revenue, Series A,
              4.30%, 07/01/2005
  19,620,000  Long Island Power Authority,                      20,081,855
              New York, Electric System Revenue,
              Series B,
              5.00%, 06/01/2006
  15,215,000  California Department of Water                    15,973,315
              Resources, Power Supply Revenue,
              Series A,
              5.50%, 05/01/2007
   7,000,000  Long Island Power Authority,                       7,252,770
              New York, Electric System Revenue,
              Series A,
              5.00%, 06/01/2007
   3,500,000  Washington State, Public Power                     3,693,130
              Supply System Revenue, Nuclear
              Project No. 3, Series B,
              5.60%, 07/01/2007
   1,000,000  San Antonio, Texas, Electric &                     1,058,460
              Gas, Power System Revenue,
              5.25%, 02/01/2008
  27,690,000  San Antonio, Texas, Electric &                    29,308,757
              Gas, Refunding,
              5.25%, 02/01/2008
  24,025,000  California Department of Water                    25,636,357

              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2008
   6,115,000  Long Island Power Authority,                       6,399,531
              New York, Electric System Revenue,
              Series A,
              5.00%, 06/01/2008
   2,370,000  Salt River Agricultural                            2,530,307
              Improvement & Power District,
              Arizona, Power Distribution
              Electric System, Revenue,
              Refunding, Salt River Project,
              Series A,
              5.00%, 01/01/2009
   6,960,000  Salt River Agricultural                            7,430,774
              Improvement & Power District,
              Arizona, Power Distribution
              Electric System, Revenue,
              Refunding, Salt River Project,
              Series D,
              5.00%, 01/01/2009
   3,810,000  North Carolina Eastern Municipal                   4,111,638
              Power Agency, Power System
              Revenue, Series B,
              6.125%, 01/01/2009


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 79

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,130,000  San Antonio, Texas, Electric &               $     4,425,997
              Gas, Refunding System,
              5.25%, 02/01/2009
   8,515,000  California Department of Water                     9,219,786
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2009
   4,280,000  Midland County, Michigan,                          4,419,528
              Economic Development Corp.,
              Pollution Control Revenue,
              Series A, AMT,
              6.875%, 07/23/2009
   7,130,000  Salt River Agricultural Improvement                7,660,615
              & Power District, Arizona, Power
              Distribution Electric System,
              Revenue, Refunding, Salt River
              Project, Series A,
              5.00%, 01/01/2010
   2,875,000  Salt River Agricultural Improvement                3,088,957
              & Power District, Arizona, Power
              Distribution Electric System,
              Revenue, Refunding, Salt River
              Project, Series C,
              5.00%, 01/01/2010
   1,115,000  San Antonio, Texas, Electric &                     1,217,758
              Gas, Refunding System,
              5.50%, 02/01/2010
   2,765,000  North Carolina Eastern Municipal                   2,918,734
              Power Agency, Power System
              Revenue, Refunding, Series C,
              5.25%, 01/01/2011
   3,540,000  North Carolina Eastern Municipal                   3,781,570
              Power Agency, Power System
              Revenue, Refunding, Series A,
              5.50%, 01/01/2011
  10,000,000  North Carolina Municipal Power                    10,883,900
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2012
   2,395,000  Seattle, Washington, Municipal                     2,623,076
              Light & Power Revenue,
              5.625%, 12/01/2012
   3,600,000  North Carolina Municipal Power                     3,928,608

              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2013
     630,000  North Carolina Eastern Municipal                     692,326
              Power Agency, Power System
              Revenue, Series D,
              6.45%, 01/01/2014


--------------------------------------------------------------------------------
80 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  2,345,000  Seattle, Washington, Municipal                  $  2,572,090
              Light & Power Revenue,
              5.625%, 12/01/2014
   1,850,000  Seattle, Washington, Municipal                     2,002,662
              Light & Power Revenue,
              5.625%, 12/01/2016
   1,880,000  North Carolina Eastern Municipal                   1,987,856
              Power Agency, Power System
              Revenue, Series B,
              5.70%, 01/01/2017
   2,500,000  San Antonio, Texas, Electric &                     2,690,950
              Gas, Power System Revenue,
              5.375%, 02/01/2020
   4,815,000  Orlando Utilities Commission,                      5,227,694
              Florida, Water & Electric Revenue,              ------------
              5.25%, 10/01/2020

              Total Electric Revenue
                 (Cost $194,575,879)                           196,503,227
                                                              ------------
              Health Care Revenue-1.73%
   3,170,000  Indiana Health Facility Financing                  3,282,155
              Authority Revenue, Ascension Health
              Subordinated Credit, Series A,
              5.00%, 05/01/2007
   1,045,000  Connecticut State, Health &                        1,052,932
              Educational Facility Authority
              Revenue, Hospital for Special
              Care, Series B,
              5.125%, 07/01/2007
   2,090,000  Cuyahoga County, Ohio,                             2,267,169
              Hospital Facilities Revenue,
              Canton Incorporated Project,
              6.75%, 01/01/2010
   3,215,000  Chattanooga Health,                                3,401,470
              Educational & Housing Facility
              Board, Tennessee, Catholic
              Health Initiatives, Series A,
              5.375%, 12/01/2011
   1,240,000  Kentucky Economic Development                      1,311,920
              Finance Authority, Revenue, Catholic
              Health Initiatives, Series A,
              5.375%, 12/01/2011
   1,320,000  Chester County Health &                            1,391,531
              Education Facilities
              Authority, Pennsylvania,
              Hospital Revenue, Chester
              County Hospital, Series A,
              6.75%, 07/01/2021


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 81

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,020,000  Allegheny County Hospital                    $     3,493,717
              Development Authority,
              Pennsylvania, Revenue, West
              Pennsylvania Health System,
              Series B,
              9.25%, 11/15/2022
   9,140,000  Jacksonville, Florida, Economic                    9,271,616
              Development Commission,
              Healthcare Facilities Revenue,
              Series B,
              4.00%, 09/01/2023
   6,990,000  Miami Beach, Florida, Health                       7,595,753
              Facilities Authority, Hospital
              Revenue, Refunding, Mount Sinai
              Medical Center,
              6.75%, 11/15/2024
   6,560,000  California Statewide                               6,560,000
              Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series E,
              3.875%, 04/01/2032
  12,555,000  California Statewide Communities                  12,295,488
              Development Authority, Revenue,                 ------------

              Kaiser Permanente, Series F,
              2.30%, 04/01/2033

              Total Health Care Revenue
                (Cost $50,681,509)                              51,923,751
                                                              ------------
              Higher Education Revenue-0.25%
   2,660,000  Pennsylvania State University,                     2,685,190
              Revenue,
              5.00%, 08/15/2005
      75,000  Virginia Polytechnic Institute,                       78,463
              State University, Revenue,
              Unrefunded Balance, Series A,
              5.25%, 06/01/2008
   1,165,000  Vermont Educational & Health                       1,214,757
              Buildings Financing Agency,
              Revenue, Norwich University
              Project,
              5.50%, 07/01/2018
   2,820,000  Massachusetts Health &                             3,475,989
              Educational Facilities Authority,               ------------
              Revenue, Harvard University,
              Series N,
              6.25%, 04/01/2020

              Total Higher Education Revenue
                (Cost $6,795,950)                                7,454,399
                                                              ------------


--------------------------------------------------------------------------------
82 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Toll Revenue-0.69%
$ 19,735,000  Triborough Bridge & Tunnel Authority,           $ 20,661,953
              New York, Toll Revenue, Series B,               ------------
              5.00%, 11/15/2020

              Total Toll Revenue
                (Cost $20,456,933)                              20,661,953
                                                              ------------
              Water/Sewer Revenue-2.41%
  19,915,000  Logan/Todd Regional Water                         20,321,863
              Commission, Kentucky, Revenue,
              Refunding,
              4.00%, 02/01/2007
   2,000,000  Indiana Bond Bank, Revenue,                        2,103,500
              Series B,
              5.00%, 02/01/2008
   5,000,000  Todd Creek Farms, Metropolitan                     4,897,200
              District No. 1, Colorado, Water
              Revenue, Refunding & Improvement,
              4.75%, 12/01/2009
   1,940,000  Massachusetts Water Pollution                      2,104,590
              Abatement Trust, Pool Program
              Bonds, Series 7,
              5.25%, 02/01/2010
   2,230,000  Texas State Water Development                      2,304,103
              Board, Revenue, Revolving
              Senior Lien, Series A,
              5.50%, 07/15/2010
   4,965,000  Minnesota Public Facilities                        5,375,605
              Authority, Water Pollution Control
              Revenue, Refunding, Series D,
              5.00%, 03/01/2011
   1,525,000  Arizona Water Infrastructure                       1,689,502
              Finance Authority, Revenue,
              Water Quality, Series A,
              5.75%, 10/01/2011
   3,620,000  Dallas, Texas, Waterworks & Sewer                  3,840,639
              System Revenue,
              5.00%, 10/01/2013
      55,000  Massachusetts Water Pollution                         61,345
              Abatement Trust, Series B,
              5.25%, 08/01/2014
   3,460,000  Massachusetts Water Pollution                      3,675,593
              Abatement Trust, New Bedford
              Program, Series A,
              5.125%, 02/01/2016
   3,500,000  Ohio State Water Development                       3,863,615
              Authority, Pollution Control Revenue,
              5.25%, 06/01/2017
   6,850,000  Ohio State Water Development                       7,561,646
              Authority, Pollution Control Revenue,
              5.25%, 12/01/2017


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Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  3,460,000  Michigan Municipal Bond                      $     3,737,492
              Authority, Revenue, Drinking
              Water Revolving Fund,
              5.25%, 10/01/2018
   1,160,000  Tampa, Florida, Water & Sewer,                     1,256,651
              Revenue, Refunding, Series A,
              5.25%, 10/01/2018
   4,500,000  Michigan Municipal Bond                            4,857,885
              Authority, Revenue, Clean
              Water State Revolving Fund,
              5.25%, 10/01/2019
   4,325,000  Michigan Municipal Bond                            4,689,079
              Authority, Revenue, Clean                       ------------
              Water State Revolving Fund,
              5.375%, 10/01/2021

              Total Water/Sewer Revenue
                 (Cost $70,972,630)                             72,340,308
                                                              ------------

              Miscellaneous Revenue-0.50%
   1,540,000  Broward County, Florida,                           1,593,869
              Resource Recovery, Revenue,
              Refunding, Wheelabrator South,
              Series A,
              5.00%, 12/01/2006
   2,105,000  Massachusetts State, Federal                       2,222,817
              Highway Grant Anticipation Notes,
              Series A,
              5.75%, 06/15/2007
   1,700,000  Mashantucket Western Pequot                        1,821,584
              Tribe, Connecticut, Special
              Revenue, Sub Series B,
              5.55%, 09/01/2008(e)
   3,510,000  Broad Street Community                             3,635,623
              Development Authority, Virginia,
              Revenue,
              7.125%, 06/01/2015
   4,735,000  Port Authority Columbiana County,                  4,713,408
              Ohio, Solid Waste Facilities Revenue,
              Liberty Waste, Series A,
              7.00%, 08/01/2021
     900,000  Louisiana Local Government                           945,945
              Environmental Facilities &                      ------------
              Community Development
              Authority, Revenue, Air Cargo,
              6.65%, 01/01/2025

              Total Miscellaneous Revenue
                 (Cost $14,718,689)                             14,933,246
                                                              ------------


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Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Industrial Development/Pollution Control
              Revenue-2.24%
$  1,100,000  Richland County, South Carolina,             $     1,121,868
              Environmental Improvement
              Revenue, International Paper Co.
              Projects, Series A,
              4.25%, 10/01/2007
   3,000,000  Russell County, Virginia, Industrial               2,981,220
              Development Authority, Pollution
              Control Revenue, Appalachian
              Power Co. Project, Series I,
              2.70%, 11/01/2007(b)
   6,100,000  Springfield Airport Authority, Illinois,           6,299,104
              Garrett Aviation Services Project,
              4.40%, 02/01/2008
   3,600,000  Chesapeake, Virginia, Industrial                   3,681,216
              Development Authority, Revenue,
              Pollution Control Project,
              5.25%, 02/01/2008(b)
   7,220,000  Gulf Coast Waste Disposal                          7,198,773
              Authority, Texas, Waste
              Management, Series D,
              3.20%, 04/01/2012(b)
   3,950,000  Morehouse Parish, Louisiana,                       4,297,245
              Pollution Control, Revenue,
              Refunding, International Paper
              Co. Project, Series A,
              5.70%, 04/01/2014
   4,440,000  Dickinson County Economic                          4,770,425
              Development Corp., Michigan,
              Environmental Improvement
              Revenue, International Paper
              Co. Project, Series A,
              5.75%, 06/01/2016
   2,500,000  Pennsylvania Economic                              2,491,225
              Development Financing Authority,
              Solid Waste Disposal Revenue,
              Waste Management Incorporated
              Project, Series A, AMT,
              3.25%, 11/01/2021(b)
   5,305,000  Oklahoma Development Finance                       5,290,411
              Authority, Revenue, Solid Waste
              Disposal, Series A,
              3.30%, 12/01/2021(b)
   9,100,000  Pope County, Arkansas, Revenue,                    9,159,514
              Refunding, Entergy Arkansas, Inc.
              Project,
              5.05%, 09/01/2028(b)


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Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$ 12,925,000  Beaver County Industrial                       $  12,837,110
              Development Authority,
              Pennsylvania, Pollution Control,
              Revenue, Refunding,
              Cleveland Electric Project,
              3.75%, 10/01/2030(b)
   1,060,000  Clark County, Nevada,                              1,032,217
              Pollution Control Revenue,
              Southern California, Series C,
              3.25%, 06/01/2031(b)
   1,895,000  Cobb County, Georgia,                              1,868,735
              Development Authority, Solid
              Waste Disposal Revenue,
              Georgia Waste Management
              Project, Series A,
              3.10%, 04/01/2033(b)
   4,500,000  California Pollution Control                       4,488,885
              Financing Authority, Solid Waste               -------------
              Disposal Revenue, Republic
              Services, Inc. Project,
              2.85%, 12/01/2033(b)

              Total Industrial Development/Pollution
              Control Revenue
                (Cost $66,596,115)                              67,517,948
                                                             -------------
              Total Revenue
                (Cost $429,533,233)                            436,045,375
                                                             -------------
              Asset-Backed Securities-0.53%
              Housing-0.53%
   3,020,000  Chicago Housing Authority,                         3,136,663
              Illinois, Capital Program, Revenue,
              5.00%, 07/01/2007
   2,200,000  Minneapolis, Minnesota,                            2,202,640
              Multifamily Revenue, Sumner Field
              Phase II, LP Project, AIG, AMT,
              2.60%, 08/20/2008
   1,620,000  Maine Housing Authority General                    1,620,000
              Housing, Revenue, Draw Down,
              Series A,
              2.98%, 01/01/2010 (b)
     390,000  West Virginia State, Housing                         389,945
              Development Fund, Series D, AMT,
              3.25%, 11/01/2015
   2,110,000  Maricopa County Industrial                         2,119,432
              Development Authority, Arizona,
              Multifamily Housing Revenue,
              Steeplechase Apartments Project,
              Series B, AMT,
              6.25%, 12/01/2020


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Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$    935,000  Sedgwick & Shawnee Counties,                 $       973,307
              Kansas, Single-Family Revenue,
              GNMA Mortgage-Backed Securities
              Program, Series A-1, AMT,
              6.50%, 12/01/2022(b)
     785,000  Jefferson Parish, Louisiana,                         790,919
              Home Mortgage Revenue, FNMA &
              GNMA Mortgage-Backed Securities,
              Series C-1, AMT,
              5.40%, 12/01/2024
   2,175,000  Muni Mae Trust, Certificate                        2,199,273
              Class A-5, FHLMC,
              4.80%, 07/14/2026
   1,130,000  District of Columbia Housing                       1,144,080
              Finance Agency, Single-Family
              FNMA & GNMA Mortgage Revenue,
              Series A, AMT,
              6.25%, 12/01/2028
     365,000  Oklahoma Housing Finance Agency,                     383,447
              Single-Family Redevelopment,
              Mortgage Homeownership Loan,
              Series B-2, AMT,
              6.55%, 03/01/2029
     665,000  Missouri State Housing                               677,149
              Development Commission, FNMA &
              GNMA Mortgage Revenue,
              Single-Family, Series B-2, AMT,
              6.40%, 09/01/2029
   195,000    Chicago, Illinois, Single-Family                     202,595
              Mortgage Revenue, Series A,                    -------------
              FNMA, GNMA,
              6.35%, 10/01/2030

              Total Housing (Cost $15,854,284)                  15,839,450
                                                             -------------
              Total Asset-Backed Securities
                (Cost $15,854,284)                              15,839,450
                                                             -------------
              Tax-Exempt Variable-Rate
              Demand Notes-0.77%
   3,600,000  Lincoln County, Wyoming,                           3,600,000
              Pollution Control Revenue,
              Exxon Project, Series 87B,
              2.24%, 07/01/2017
   2,375,000  California Department of Water                     2,375,000
              Resources, Power Supply
              Revenue, Series 2002B-2,
              2.30%, 05/01/2022
   3,400,000  New York City Transitional                         3,400,000
              Finance Authority Revenue, New
              York, Recovery Series 1-C,
              2.28%, 11/01/2022


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Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

$  4,800,000  Decatur, Alabama, Industrial                     $ 4,800,000
              Development Board of Solid
              Waste Disposal Revenue, Amoco
              Chemical Co. Project,
              2.35%, 05/01/2025
   6,600,000  Florence County, South Carolina,                   6,600,000
              Solid Waste Disposal & Waste Water
              Treatment, Roche Carolina, Inc. Project,
              2.37%, 04/01/2027
   2,300,000  Gulf Coast Waste Disposal                          2,300,000
              Authority, Texas, Environmental              ---------------
              Facilities Revenue, BP Amoco
              Chemical Project, Series B,
              2.35%, 09/01/2038

              Total Tax-Exempt Variable-Rate
              Demand Notes
                (Cost $23,075,000)                              23,075,000
                                                           ---------------
              Investment Summary
              Total Investments-100.64%
                (Cost $2,988,457,862)(f)                     3,024,268,704
              Cash and Other Assets,
                Less Liabilities -(0.64)%                      (19,153,719)
                                                           ---------------

              Net Assets-100.00%                           $ 3,005,114,985
                                                           ---------------

INTEREST RATE SWAPS (see Note 1)

Notional                       Rate        Rate     Termination    Unrealized
Amount        Description    Received      Paid        Date       Gain/(Loss)
--------------------------------------------------------------------------------
$129,000,000  Goldman Sachs             76.48% of
              Interest Rate              1 Month
              Swap           Variable*   LIBOR+    02/03/2006    $(207,960)

 129,000,000  Merrill Lynch  85.10% of
              Interest Rate   1 Month
              Swap            LIBOR+     Variable* 02/03/2006      640,739

  20,000,000  JP Morgan
              Interest
              Rate Swap       2.144%    Variable*   09/01/2006    (194,830)

  10,770,000  JP Morgan
              Interest
              Rate Swap       2.173%    Variable*   09/01/2006    (101,002)

  16,500,000  Merrill Lynch
              Interest
              Rate Swap       2.176%    Variable*   09/01/2006    (153,112)

  16,500,000  Goldman Sachs
              Interest Rate
              Swap           Variable*   3.261%     08/01/2011     119,079


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Notional                       Rate        Rate     Termination    Unrealized
Amount        Description    Received      Paid        Date       Gain/(Loss)
--------------------------------------------------------------------------------
  10,770,000  JP Morgan
              Interest Rate
              Swap           Variable*   3.365%     02/01/2012    $  112,775

  20,000,000  JP Morgan
              Interest Rate
              Swap           Variable*   3.502%     07/01/2013       169,511
                                                                  ----------
Total Interest Rate Swaps                                         $  385,200
                                                                  ----------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+   Interest based on LIBOR (London Interbank Offered Rate).
(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Variable rate coupon, rate shown as of March 31, 2005.
(c) When-issued security.
(d) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(e) Securities are exempt from registration under Rule 144A of Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyer. At March 31, 2005, the aggregate market value of these securities amounted to $26,591,824 or 0.9% of net assets.
(f) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $58,577,855 and gross unrealized depreciation of investments was $22,767,013, resulting in net unrealized appreciation of $35,810,842.

Explanation of abbreviations:

ACA            - American Capital Access
AIG            - American International Group
AMBAC          - American Municipal Bond Assurance Corporation
AMT            - Subject to Alternative Minimum Tax
CPI            - Consumer Price Index
CSOB           - Cowlitz Sewer Operation Board
FGIC           - Financial Guaranty Insurance Company
FHA            - Federal Housing Authority
FHLB           - Federal Home Loan Bank
FHLMC          - Federal Home Loan Mortgage Corporation
FNMA           - Federal National Mortgage Association
FSA            - Financial Security Assurance, Inc.
GNMA           - Government National Mortgage Association
IBC            - International Bancshares Corporation
MBIA           - Municipal Bond Investors Assurance Corporation
MTA            - Metropolitan Transportation Authority
PSF Guaranteed - (Texas) Permanent Schools Funds
Q-SBLF         - Qualified School Bond Loan Fund
SCSDE          - South Carolina State Department of Education
XLCA           - XL Capital Assurance, Inc.


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Allocation of Portfolio Net Assets at March 31, 2005:

Alabama                         1.54%
Alaska                          0.29
Arizona                         1.77
Arkansas                        0.35
California                      8.51
Colorado                        2.04
Connecticut                     1.22
Delaware                        0.33
Florida                         9.25
Georgia                         0.81
Hawaii                          0.53
Illinois                        4.84
Indiana                         0.90
Kansas                          0.11
Kentucky                        0.87
Louisiana                       0.34
Maine                           0.05
Maryland                        3.80
Massachusetts                   5.88
Michigan                        2.52
Minnesota                       0.41
Missouri                        0.09
Nebraska                        0.38
Nevada                          1.20
New Hampshire                   0.48
New Jersey                      3.92
New Mexico                      0.11
New York                       11.78
North Carolina                  3.69
North Dakota                    0.06
Ohio                            2.91
Oklahoma                        0.93
Oregon                          0.37
Pennsylvania                    6.17
Rhode Island                    0.52
South Carolina                  2.40
Tennessee                       0.44
Texas                          11.16
Utah                            0.16
Vermont                         0.04
Virginia                        2.13
Washington                      3.58
West Virginia                   0.20
Wisconsin                       0.33
Wyoming                         0.12
Puerto Rico                     0.53
District of Columbia            0.58
Cash and Other Assets,
  Less Liabilities             (0.64)
                              ------
Total                         100.00%
                              ------

See notes to financial statements.


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INTERMEDIATE NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)


Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

              Prerefunded/Escrowed-10.22%
$  1,175,000  New York City Municipal Water                $     1,195,046
              Finance Authority, New York,
              Series A, MBIA,
              5.75%, 06/15/2009
              Prerefunded 06/15/2005 @ 101
     265,000  New York City, New York, Series G,                   271,956
              5.75%, 02/01/2006
              Escrowed to Maturity
   2,135,000  New York State Environmental                       2,236,263
              Facilities Corp., Pollution Control
              Revenue, Prerefunded, State Water
              Revolving Fund, Series A,
              4.95%, 06/15/2010
              Prerefunded 06/15/2006 @ 102
     790,000  New York State Environmental                         829,777
              Facilities Corp., Pollution Control
              Revenue, Prerefunded, State Water
              Revolving Fund, Series A,
              5.20%, 12/15/2015
              Prerefunded 06/15/2006 @ 102
   1,645,000  MTA, New York, Transit Facilities                  1,701,753
              Service Contract,
              5.40%, 07/01/2006
              Escrowed to Maturity
   2,495,000  New York State Dormitory Authority,                2,640,009
              Revenue, Prerefunded,
              City University,
              5.75%, 07/01/2007
              Prerefunded 07/01/2006 @ 102
       5,000  New York State Dormitory Authority,                    5,365
              Mental Health Services, Series A,
              5.70%, 02/15/2009
              Prerefunded 02/15/2007 @ 102
   1,040,000  New York State Dormitory Authority,                1,116,014
              Mental Health Services, Series A,
              5.70%, 02/15/2009
              Prerefunded 02/15/2007 @ 102
   2,435,000  New York City, New York, Series M,                 2,673,727
              AMBAC,
              7.50%, 06/01/2007
              Escrowed to Maturity
   1,885,000  New York State Environmental                       2,013,255
              Facilities Corp., Pollution Control
              Revenue, State Revolving Fund,
              New York City Municipal Water
              Finance Authority Series 97-D,
              6.00%, 06/15/2007
              Escrowed to Maturity


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Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,250,000  MTA, New York, Transit Facilities            $     1,321,900
              Service Contract, Series 7,
              5.45%, 07/01/2007
              Escrowed to Maturity
   1,000,000  MTA, New York, Commuter Facilities,                1,069,380
              Series A, MBIA,
              6.00%, 07/01/2007
              Escrowed to Maturity
   2,400,000  MTA, New York, Transit Facilities,                 2,582,016
              Series K, MBIA,
              6.30%, 07/01/2007
              Escrowed to Maturity
   1,635,000  New York State Thruway Authority,                  1,744,725
              Highway & Bridge, Service
              Contract Revenue, Series A2, MBIA,
              5.25%, 04/01/2008
              Escrowed to Maturity
     315,000  New York City Transitional Finance                   336,707
              Authority, Future Tax Secured,
              Series C,
              5.00%, 05/01/2026
              Prerefunded 05/01/2008 @ 101
      10,000  New York City Transitional Finance                    10,689
              Authority, Future Tax Secured, 2004,
              Series C,
              5.00%, 05/01/2026
              Prerefunded 05/01/2008 @ 101
   4,185,000  New York City Transitional Finance                 4,503,897
              Authority, Future Tax Secured,
              Series C,
              5.25%, 05/01/2012
              Prerefunded 05/01/2008 @ 101
   1,910,000  MTA, New York, Transit Facilities,                 2,073,954
              Service Contract, Series O, AMBAC,
              5.75%, 07/01/2008
              Escrowed to Maturity
       5,000  New York State Dormitory Authority,                    5,371
              Mental Health Revenue, Series D,
              5.00%, 08/15/2017
              Prerefunded 08/15/2008 @ 101
     185,000  New York State Environmental                         201,878
              Facilities Corp., Clean Water &
              Drinking Prerefunded Revolving
              Funds, Series D,
              5.15%, 10/15/2019
              Prerefunded 10/15/2008 @ 102
   2,330,000  New York State Urban Development                   2,530,520
              Corp., Correctional Facilities,
              Series B, AMBAC,
              5.25%, 01/01/2016
              Prerefunded 01/01/2009 @ 101(a)


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Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,800,000  Onondaga County, New York,                      $  1,977,876
              Economically Defeased,
              5.70%, 04/01/2009
              Escrowed to Maturity
   1,865,000  New York City Transitional Finance                 2,030,705
              Authority, Future Tax Secured,
              Series C,
              5.25%, 05/01/2014
              Prerefunded 05/01/2009 @ 101
   1,485,000  New York City Municipal Water                      1,650,607
              Finance Authority, New York,
              Series A,
              6.00%, 06/15/2009
              Escrowed to Maturity
   1,495,000  MTA, New York, Commuter Facilities,                1,669,272
              Series A, MBIA,
              6.10%, 07/01/2009
              Escrowed to Maturity
     440,000  New York State Environmental                         491,647
              Facilities Corp., State Revolving
              Funds, Series B,
              5.875%, 07/15/2020
              Prerefunded 07/15/2009 @ 101
   5,245,000  New York City Transitional Finance                 5,842,353
              Authority, Future Tax Secured,
              Series C,
              5.50%, 11/01/2029
              Prerefunded 05/01/2010 @ 101
   1,045,000  New York City Transitional Finance                 1,201,426
              Authority, New York, Future Tax,
              Series B,
              6.25%, 11/15/2017
              Prerefunded 05/15/2010 @ 101
   2,740,000  New York City, New York, Series A,                 3,182,181
              XLCA,
              6.50%, 05/15/2017
              Prerefunded 05/15/2010 @ 101
     955,000  New York State Dormitory Authority,                1,069,562
              Mental Health Services, Series D,
              FSA,
              5.75%, 08/15/2011
              Prerefunded 08/15/2010 @ 100
     960,000  New York State Dormitory Authority,                1,075,162
              Mental Health Services, Series D,
              FSA,
              5.75%, 02/15/2012
              Prerefunded 08/15/2010 @ 100
   2,205,000  New York State Dormitory Authority,                2,482,962
              Mental Health Services, Series D,
              FSA,
              5.875%, 02/15/2013
              Prerefunded 08/15/2010 @ 100


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


Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  3,000,000  New York State Thruway Authority             $     3,300,150
              Revenue, Local Highway & Bridge
              Service Contract,
              5.25%, 04/01/2016
              Prerefunded 04/01/2011 @ 100
   6,000,000  New York State Thruway Authority                   6,600,300
              Revenue, Local Highway & Bridge
              Service Contract,
              5.25%, 04/01/2018
              Prerefunded 04/01/2011 @ 100
   1,830,000  Onondaga County, New York,                         2,057,377
              5.70%, 04/01/2011
              Escrowed to Maturity
   1,490,000  New York State Environmental                       1,684,907
              Facilities Corp., Pollution Control
              Revenue, State Revolving Fund,
              New York City Municipal Water
              Finance Authority,
              5.75%, 06/15/2011
              Escrowed to Maturity
   4,770,000  New York State Environmental                       5,393,964
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              Series A,
              5.75%, 06/15/2011
              Escrowed to Maturity
   1,640,000  New York State Dormitory Authority,                1,827,173
              Lease Revenue, State University,
              FGIC,
              5.50%, 07/01/2017
              Prerefunded 07/01/2011 @ 100
   1,000,000  New York State Dormitory Authority,                1,114,130
              Lease Revenue, State University,
              FGIC,
              5.50%, 07/01/2020
              Prerefunded 07/01/2011 @ 100
   1,845,000  Nassau County Interim Finance                      2,046,382
              Authority, New York, Sales Tax
              Secured, Series A1, AMBAC,
              5.375%, 11/15/2015
              Prerefunded 11/15/2011 @ 100
     710,000  Nassau County Interim Finance                        787,497
              Authority, New York, Sales Tax
              Secured, Series A1, AMBAC,
              5.375%, 11/15/2016
              Prerefunded 11/15/2011 @ 100
   1,000,000  MTA, New York, Transit Facilities                  1,086,800
              Revenue, Series B-1, AMBAC,
              5.00%, 07/01/2018
              Prerefunded 01/01/2012 @ 100


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Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$ 13,995,000  Triborough Bridge & Tunnel Authority,        $    15,286,319
              New York, Toll Revenue, General
              Purpose Senior Series,
              5.50%, 01/01/2012
              Escrowed to Maturity
   1,400,000  New York State Dormitory Authority,                1,553,272
              State University Dormitory Facilities,
              Lease Revenue,
              5.375%, 07/01/2019
              Prerefunded 07/01/2012 @ 100
   4,670,000  Niagara Falls Bridge Commission,                   5,494,582
              New York,
              6.30%, 10/01/2012
              Escrowed to Maturity
   7,860,000  MTA, New York, Dedicated Tax                       8,747,551
              Fund, Series A, FSA,
              5.25%, 04/01/2015
              Prerefunded 10/01/2014 @ 100
   1,000,000  New York State Dormitory Authority,                1,065,090
              North General Hospital, Secured
              Hospital Program, Series G, MBIA,
              5.20%, 02/15/2016
              Escrowed to Maturity
   9,370,000  Triborough Bridge & Tunnel Authority,             10,632,607
              New York, Toll Revenue, Series Y,
              5.50%, 01/01/2017
              Escrowed to Maturity
   2,545,000  New York City Transitional Finance                 2,840,220
              Authority, Future Tax Secured,
              Series B,
              5.50%, 02/01/2017
              Escrowed to Maturity
   1,060,000  MTA, New York, Transit Facilities,                 1,137,857
              Series C-1,
              5.25%, 07/01/2017
              Escrowed to Maturity
   8,165,000  Triborough Bridge & Tunnel Authority,              8,759,902
              New York, Special Obligation,
              Series A, MBIA,
              5.125%, 01/01/2018
              Escrowed to Maturity
   1,260,000  MTA, New York, Commuter Facilities,                1,320,253
              Series B, AMBAC,                                ------------
              5.00%, 07/01/2020
              Escrowed to Maturity

              Total Prerefunded/Escrowed
                (Cost $128,632,795)                            136,474,288
                                                              ------------
              Insured-42.05%
   1,000,000  Nassau County, New York,                           1,002,980
              Series A, FGIC,
              6.50%, 05/01/2005


--------------------------------------------------------------------------------
                        AllianceBernstein Intermediate Municipal Portfolios o 95

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  3,550,000  Port Authority of New York &                 $     3,727,642
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.00%, 12/01/2006
   2,035,000  Suffolk County, New York,                          2,150,181
              Southwest Sewer District, MBIA,
              6.00%, 02/01/2007
  13,420,000  Long Island Power Authority,                      13,931,839
              New York, Electric System
              Revenue, MBIA,
              5.00%, 04/01/2007(a)
   2,090,000  Central Square Central School                      2,131,675
              District, New York, Refunding, FGIC,
              3.75%, 05/15/2007
   2,000,000  New York State Dormitory Authority,                2,103,960
              State University, Series B, FGIC,
              5.375%, 05/15/2007
   2,565,000  New York City, New York,                           2,798,415
              Unrefunded Balance, Series M,
              AMBAC,
              7.50%, 06/01/2007
   4,000,000  Westchester County Industrial                      4,057,760
              Development Agency, New York,
              Resource Recovery Revenue,
              Series A, AMBAC,
              5.60%, 07/01/2007
   3,765,000  MTA, New York, Transportation                      4,000,538
              Revenue, Refunding, Series E,
              MBIA,
              5.50%, 11/15/2007
   1,560,000  New York City Transportation                       1,662,586
              Authority, Certificates of
              Participation, Series A, AMBAC,
              5.50%, 01/01/2008
   1,265,000  New York State Urban Development                   1,348,186
              Corp., Correctional Facilities,
              Series A, AMBAC,
              5.50%, 01/01/2008
   1,345,000  Babylon, New York, Series A,                       1,562,419
              AMBAC,
              9.20%, 01/15/2008
   1,000,000  New York State Dormitory Authority,                1,055,560
              Brookdale Hospital Revenue,
              Refunding, Series J, AMBAC,
              5.125%, 02/15/2008
   2,060,000  Longwood Central School District,                  2,144,666
              New York, FGIC,
              4.50%, 03/15/2008
   2,750,000  New York State Thruway Authority,                  2,923,195
              Highway & Bridge Trust Fund,
              Series A, FSA,
              5.25%, 04/01/2008

--------------------------------------------------------------------------------
96 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$    525,000  New York State Thruway Authority,                $   558,064
              Local Highway & Bridge Service
              Contract Revenue, Series A-2,
              MBIA,
              5.25%, 04/01/2008
   1,000,000  Suffolk County Waterworks                          1,061,810
              Authority, New York, MBIA,
              5.10%, 06/01/2008
   4,575,000  New York State, Series B, AMBAC,                   4,673,545
              5.625%, 08/15/2008
  11,570,000  Port Authority of New York &                      12,339,868
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.25%, 11/15/2008
   2,090,000  Port Authority of New York &                       2,264,578
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.25%, 12/01/2008
   7,985,000  MTA, New York, Service Contract,                   8,504,744
              Series B, FGIC,
              5.00%, 01/01/2009
   1,900,000  New York State Dormitory Authority,                2,017,914
              Lease Revenue, Municipal Health
              Facilities Improvement Program,
              Series 1, FSA,
              5.00%, 01/15/2009
   2,750,000  New York State, Series A, FSA,                     2,828,815
              4.00%, 03/15/2009
   1,290,000  New York State Dormitory Authority,                1,378,339
              State Personal Income Tax Revenue,
              Series A, FGIC,
              5.00%, 03/15/2009
   9,280,000  New York State Thruway Authority,                  9,886,541
              Highway & Bridge Trust Fund,
              Series B, AMBAC,
              5.00%, 04/01/2009
   4,550,000  Long Island Power Authority,                       4,884,334
              New York, Electric System
              Revenue, Series 8, Subseries
              8B-RMK, AMBAC,
              5.25%, 04/01/2009(b)
   2,475,000  Erie County Industrial                             2,639,884
              Development Agency, New York,
              School Facility Revenue, School
              District of the City of Buffalo, FSA,
              5.00%, 05/01/2009
   1,980,000  Suffolk County, New York,                          2,113,452
              Refunding, Series B, FSA,
              5.00%, 05/01/2009


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 97

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,065,000  New York State Dormitory Authority,          $     1,159,050
              State University Revenue,
              Educational Facilities, Series A,
              MBIA,
              5.50%, 05/15/2009
   4,055,000  New York State Dormitory Authority,                4,413,097
              State University Revenue, Series A,
              FGIC,
              5.50%, 05/15/2009
   1,005,000  New York State Dormitory Authority,                1,074,486
              Jewish Board of Family & Children,
              AMBAC,
              5.00%, 07/01/2009
   8,135,000  New York State Dormitory Authority,                8,777,340
              City University System Revenue,
              Consolidated 4th General Series A,
              MBIA,
              5.25%, 07/01/2009
   3,630,000  New York State Dormitory Authority,                3,934,375
              City University Revenue, Series A,
              AMBAC,
              5.75%, 07/01/2009
   2,000,000  New York State Dormitory Authority,                2,167,700
              City University Revenue, Series A,
              FSA,
              5.75%, 07/01/2009
   1,550,000  Babylon, New York, Waste Facilities,               1,898,145
              FGIC,
              9.00%, 08/01/2009
   2,000,000  MTA, New York, Dedicated Tax                       2,145,140
              Fund, Series A, FSA,
              5.00%, 11/15/2009
   6,270,000  Port Authority of New York &                       6,802,260
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2009
   1,100,000  Long Island Power Authority,                       1,201,607
              New York, Electric System
              Revenue, Series A, AMBAC,
              5.50%, 12/01/2009
   1,090,000  Nassau County, New York,                           1,185,833
              Series G, MBIA,
              5.40%, 01/15/2010
   1,125,000  Hempstead Town, New York,                          1,177,526
              Series A, MBIA,
              4.50%, 02/01/2010
   1,285,000  New York City Transitional                         1,381,003
              Finance Authority, New York,
              Future Tax Secured, Series E,
              MBIA-IBC,
              5.00%, 02/01/2010

--------------------------------------------------------------------------------
98 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  9,475,000  New York City Health & Hospital              $    10,144,219
              Corp., Health System Revenue,
              Refunding, Series A, AMBAC,
              5.00%, 02/15/2010
   3,150,000  New York State Dormitory Authority,                3,426,570
              State Personal Income Tax
              Revenue, Series A, FGIC,
              5.25%, 03/15/2010
   3,290,000  Long Island Power Authority,                       3,528,097
              New York, Electric System
              Revenue, AMBAC,
              5.00%, 04/01/2010
   1,000,000  New York State Thruway Authority,                  1,076,930
              Local Highway & Bridge Service
              Contract, MBIA,
              5.10%, 04/01/2010
   2,220,000  Erie County Industrial Development                 2,383,081
              Agency, New York, School Facility
              Revenue, School District of the
              City of Buffalo, FSA,
              5.00%, 05/01/2010
   1,115,000  New York State Dormitory Authority,                1,200,453
              New York, University Revenue,
              Series A, MBIA,
              5.00%, 07/01/2010
   6,680,000  MTA, New York, Service Contract,                   7,344,259
              Series B, FGIC,
              5.50%, 07/01/2010
   1,120,000  Nassau County, New York,                           1,229,682
              Combined Sewer Districts,
              Series A, AMBAC,
              5.50%, 07/01/2010
  10,050,000  MTA, New York, Transportation                     10,832,795
              Revenue, Refunding, Series E,
              MBIA,
              5.00%, 11/15/2010
   4,235,000  Nassau County Interim Finance                      4,564,864
              Authority, New York, Sales Tax
              Secured, Series A, AMBAC,
              5.00%, 11/15/2010
  12,530,000  Port Authority of New York &                      13,689,401
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2010
   7,950,000  Yonkers, New York, Refunding,                      8,560,957
              Series A, MBIA,
              5.00%, 12/01/2010
   8,260,000  New York State Thruway Authority,                  8,898,746
              General Revenue, Series F, AMBAC,
              5.00%, 01/01/2011


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 99

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,310,000  New York State Urban Development             $     2,518,408
              Corp., Correctional Refunding,
              Series A, XLCA,
              5.25%, 01/01/2011
   3,870,000  New York State Thruway Authority,                  4,179,019
              State Personal Income Tax Revenue,
              Series A, FSA,
              5.00%, 03/15/2011
   4,405,000  New York State Dormitory Authority,                4,886,511
              State Personal Income Tax,
              Education, Series A, MBIA,
              5.50%, 03/15/2011
   9,230,000  New York State Local Government                    9,982,522
              Assistance Corp., Refunding,
              Subordinated Lien, Series A-1,
              FSA,
              5.00%, 04/01/2011
   3,000,000  New York State Thruway Authority,                  3,232,830
              Highway & Bridge Trust Fund,
              Series B, FSA,
              5.00%, 04/01/2011
   4,085,000  Long Island Power Authority,                       4,340,966
              New York, Electric System
              Revenue, MBIA,
              5.125%, 04/01/2011
   3,675,000  New York State Thruway Authority,                  4,009,388
              Second General Highway and
              Bridge Trust Fund, Series B,
              AMBAC,
              5.25%, 04/01/2011
   4,625,000  New York State Thruway                             5,045,829
              Authority, Highway & Bridge
              Trust Fund, Refunding,
              Series C, MBIA-IBC,
              5.25%, 04/01/2011
   6,485,000  New York State Dormitory Authority,                7,325,521
              State University Educational
              Facilities, Series A, MBIA-IBC,
              5.875%, 05/15/2011
   6,025,000  New York City Municipal Water                      6,524,111
              Finance Authority, New York,
              Water & Sewer System Revenue,
              Series D, FSA,
              5.00%, 06/15/2011
   1,580,000  New York State Dormitory Authority,                1,711,724
              New York, University Revenue,
              Series B, MBIA-IBC,
              5.00%, 07/01/2011
   1,085,000  New York State Dormitory Authority,                1,166,820
              New York, Medical College, MBIA,
              5.25%, 07/01/2011


--------------------------------------------------------------------------------
100 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,000,000  Nassau County, New York,                     $     1,134,170
              Series A, AMBAC,
              6.00%, 07/01/2011
   1,030,000  New York City, New York,                           1,152,312
              Series F, MBIA-IBC,
              5.75%, 08/01/2011
   6,265,000  New York City, New York,                           7,008,969
              Series G, MBIA-IBC,
              5.75%, 08/01/2011
      45,000  New York State Dormitory Authority,                   49,585
              Unrefunded Portion, Mental Health
              Services, Series D, FSA,
              5.75%, 08/15/2011
   1,865,000  MTA, New York, Dedicated Tax                       2,023,040
              Fund, Series A, MBIA,
              5.00%, 11/15/2011
      40,000  New York State Dormitory Authority,                   44,116
              Unrefunded Portion, Mental Health
              Services, Series D, FSA,
              5.75%, 02/15/2012
   8,120,000  New York City Municipal Water                      9,253,633
              Finance Authority, Water & Sewer
              System Revenue, Series A, AMBAC,
              5.875%, 06/15/2012
   1,540,000  New York State Dormitory Authority,                1,740,878
              New York, University Series A, MBIA,
              5.75%, 07/01/2012
   1,000,000  Nassau County, New York,                           1,139,380
              Series A, FGIC,
              6.00%, 07/01/2012
   1,100,000  Albany County, New York, FGIC,                     1,190,541
              5.00%, 10/01/2012
   4,930,000  New York State Thruway Authority,                  5,330,020
              General Revenue, Series F, AMBAC,
              5.00%, 01/01/2013
   1,880,000  New York State Dormitory Authority,                1,991,954
              Municipal Health Facilities,
              Series 1, FSA,
              5.125%, 01/15/2013
   1,110,000  New York State Dormitory Authority,                1,186,390
              Mental Health, Series D, MBIA,
              5.25%, 02/15/2013
     100,000  New York State Dormitory Authority,                  110,689
              Unrefunded Portion, Mental Health
              Services, Series D, FSA,
              5.875%, 02/15/2013
   3,895,000  New York State Local Government                    4,228,412
              Assistance Corp., Refunding,
              Subordinated Lien,
              Series A-1, FSA,
              5.00%, 04/01/2013


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 101

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  4,500,000  Suffolk County, New York,                    $     4,966,245
              Refunding, Series B, FSA,
              5.25%, 05/01/2013
   8,290,000  New York City Industrial                           8,559,508
              Development Agency, New York,
              Civic Facility Revenue, Magen
              David Yeshivah Project, ACA,
              4.99%, 06/15/2013
   1,000,000  New York City Municipal Water                      1,146,390
              Finance Authority, New York,
              Series A, AMBAC,
              5.875%, 06/15/2013
   1,135,000  New York State Dormitory Authority,                1,261,598
              City University System, Series 1,
              FSA,
              5.75%, 07/01/2013
   1,000,000  Nassau County, New York,                           1,150,490
              Series A, FGIC,
              6.00%, 07/01/2013
   1,140,000  New York State Dormitory Authority,                1,205,516
              Brookdale Hospital, Secured
              Hospital Program, MBIA,
              5.20%, 02/15/2014

   1,000,000  New York State Urban Development                   1,058,360
              Corp., Community Enhancement
              Facilities, AMBAC,
              5.125%, 04/01/2014
   1,120,000  Erie County Industrial Development                 1,219,602
              Agency, New York, School Facility
              Revenue, City School District,
              Buffalo Project, FSA,
              5.00%, 05/01/2014
   3,930,000  New York State Dormitory Authority,                4,147,054
              Secured Hospital Program,
              Series E, MBIA,
              5.20%, 02/15/2015
   1,355,000  New York State Local Government                    1,440,108
              Assistance Corp., Series A, FGIC,
              5.00%, 04/01/2015

   1,355,000  Port Authority of New York &                       1,412,818
              New Jersey, Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015
     765,000  Nassau County Interim Finance                        834,821
              Authority, New York, Sales Tax
              Secured, Series A1, AMBAC,
              5.375%, 11/15/2015
   2,220,000  Long Island Power Authority,                       2,351,602
              New York, Electric System
              Revenue, Series A, FSA,
              5.00%, 12/01/2015


--------------------------------------------------------------------------------
102 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  5,820,000  New York State Dormitory                     $     6,112,164
              Authority, Revenue, Wyckoff
              Heights, Series H, MBIA,
              5.20%, 02/15/2016
   5,905,000  New York State Dormitory                           6,627,831
              Authority, State University
              Educational Facilities, Series
              1989, MBIA,
              6.00%, 05/15/2016
   2,240,000  New York City, New York,                           2,369,405
              Series B, FSA,
              5.25%, 08/01/2016
     290,000  Nassau County Interim Finance                        315,938
              Authority, New York, Sales Tax
              Secured, Series A1, AMBAC,
              5.375%, 11/15/2016
   1,310,000  New York State Thruway Authority,                  1,363,252
              Highway & Bridge Trust Fund,
              Series B, FSA,
              5.00%, 04/01/2017
   2,045,000  New York State, Series D, AMBAC,                   2,193,549
              5.00%, 07/15/2017
   4,855,000  New York State Dormitory Authority,                5,119,112
              Mental Health, Series D, MBIA,
              5.00%, 08/15/2017
   1,120,000  New York State Thruway Authority,                  1,177,926
              Highway & Bridge Trust Fund,
              Series A, FGIC,
              5.00%, 04/01/2018
   1,000,000  New York State Dormitory Authority,                1,073,870
              Winthrop University Hospital
              Associates, Series A, AMBAC,
              5.25%, 07/01/2018
   1,000,000  New York State Dormitory Authority,                1,188,040
              New York, University Series A, MBIA,
              6.00%, 07/01/2018
   2,720,000  New York State Housing Finance                     2,919,186
              Agency, Service Contract Obligation
              Revenue, Series C, MBIA-IBC,
              5.50%, 09/15/2018
   5,325,000  MTA, New York, Revenue,                            5,888,598
              Refunding, Series A, AMBAC,
              5.50%, 11/15/2018

   2,310,000  New York State Environmental                       2,494,038
              Facilities Corp., Personal Income
              Tax Revenue, Series A, FGIC,
              5.25%, 01/01/2019
   1,780,000  New York State Dormitory Authority,                1,897,516
              Mental Health Services, Series C,
              MBIA,
              5.25%, 02/15/2019


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 103

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,500,000  New York State Thruway Authority,            $     2,635,575
              State Personal Income Tax Revenue,
              Series A, MBIA,
              5.00%, 03/15/2019
   1,325,000  New York State Dormitory Authority,                1,422,122
              South Nassau Community Hospital,
              Series B, AMBAC,
              5.25%, 07/01/2019
   1,415,000  MTA, New York, Dedicated Tax Fund,                 1,509,904
              Series A, FSA,
              5.125%, 11/15/2019
   1,030,000  New York State Environmental                       1,108,507
              Facilities Corp., Personal Income
              Tax Revenue, Series A, FGIC,
              5.25%, 01/01/2020
   4,175,000  New York State Thruway Authority,                  4,387,006
              State Personal Income Tax Revenue,
              Series A, MBIA,
              5.00%, 03/15/2020
   3,000,000  New York City Transitional Finance                 3,218,100
              Authority, Future Tax Secured,
              Series C, AMBAC,
              5.25%, 08/01/2020
   2,000,000  New York City Transitional Finance                 2,140,040
              Authority, Future Tax Secured,
              Series E, MBIA,
              5.25%, 02/01/2021
   5,150,000  New York State Dormitory Authority,                5,420,066
              Mental Health Services, Series D,
              FGIC,
              5.00%, 02/15/2021
   1,055,000  New York State Thruway Authority,                  1,110,377
              General Highway & Bridge Trust
              Fund, Series A, MBIA,
              5.00%, 04/01/2021
  10,175,000  Puerto Rico Commonwealth,                         10,794,963
              Refunding, Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021(b)
   1,220,000  New York City, New York,                           1,290,479
              Series D, MBIA,
              5.25%, 08/01/2021
   1,800,000  New York City Transitional Finance                 1,876,770
              Authority, New York, Future Tax
              Secured, Series D, MBIA,
              5.00%, 02/01/2022
   7,120,000  New York State Dormitory Authority,                7,458,414
              Mental Health Services, Series D,
              FGIC,
              5.00%, 02/15/2022


--------------------------------------------------------------------------------
104 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,000,000  New York City Municipal Water                $     1,049,680
              Finance Authority, New York,
              Series A, AMBAC,
              5.125%, 06/15/2022
  10,995,000  MTA, New York, Transportation                     11,596,756
              Revenue, Series A, AMBAC,
              5.00%, 11/15/2022
   2,500,000  Long Island Power Authority,                       2,626,350
              New York, Electric System
              Revenue, Series A, FSA,
              5.125%, 12/01/2022
   4,910,000  New York State Dormitory Authority,                5,123,389
              Mental Health Services, Series B,
              AMBAC,
              5.00%, 02/15/2023
   5,635,000  New York State Thruway Authority,                  5,916,074
              State Personal Income Tax Revenue,
              Series A, AMBAC,
              5.00%, 03/15/2023
   2,460,000  New York City Municipal Water                      2,579,950
              Finance Authority, Water & Sewer
              System Revenue, Series B, FSA,
              5.00%, 06/15/2023
   1,000,000  New York City Transitional Finance                 1,044,920
              Authority, New York, Future Tax
              Secured, Series B, AMBAC,
              5.00%, 08/01/2023
   1,240,000  New York City, New York, Series J,                 1,284,702
              MBIA,
              5.00%, 08/01/2023
   7,665,000  New York State Dormitory Authority,                7,998,121
              Mental Health Services, Series D,
              FGIC,
              5.00%, 08/15/2023
   5,300,000  Long Island Power Authority,                       5,705,874
              New York, Electric System
              Revenue, Series A, MBIA-IBC,
              5.50%, 12/01/2023
   1,000,000  New York State Environmental                       1,050,100
              Facilities Corp., State Environment,
              Series A, FGIC,
              5.00%, 12/15/2023
   1,020,000  New York State Dormitory Authority,                1,060,198
              Mental Health Services, Series D,
              FGIC,
              5.00%, 02/15/2024
   1,000,000  New York State Thruway Authority,                  1,048,070
              Second General Highway and
              Bridge Trust Fund, Series A, MBIA,
              5.00%, 04/01/2024


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 105

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,520,000  Erie County Industrial Development           $     1,702,248
              Agency, School Facility Revenue,
              City School District, Buffalo Project,
              FSA,
              5.75%, 05/01/2024
   4,485,000  New York City Municipal Water                      4,695,212
              Finance Authority, New York,
              Water & Sewer System Revenue,
              Series B, AMBAC,
              5.00%, 06/15/2024
  15,000,000  Sales Tax Asset Receivable                        15,753,750
              Corp., Refunding, Series A, MBIA,
              5.00%, 10/15/2024
   8,000,000  New York City Municipal Water                      8,356,960
              Finance Authority, Water & Sewer
              System Revenue, Series C, MBIA,
              5.00%, 06/15/2025

   7,875,000  Sales Tax Asset Receivable Corp.,                  8,245,676
              Refunding, Series A, MBIA,
              5.00%, 10/15/2025
  12,370,000  New York City Municipal Water                     12,860,223
              Finance Authority, Water & Sewer
              System Revenue, Series C, MBIA,
              5.00%, 06/15/2027
   4,135,000  Puerto Rico Public Finance Corp.,                  4,523,318
              Commonwealth Appropriated,
              Series A, AMBAC,
              5.25%, 08/01/2030
  14,640,000  Puerto Rico Public Finance                        16,014,842
              Corp., Commonwealth Appropriated,
              Series A, FGIC,
              5.25%, 08/01/2031
  17,600,000  Energy Research & Development                     17,243,248
              Authority, Pollution Control Revenue,          -------------
              ARS Electric and Gas Project,
              Series C, MBIA,
              3.25%, 04/01/2034

              Total Insured
                (Cost $555,133,164)                            561,805,365
                                                             -------------
              Tax Supported-30.29%
              Local General Obligations-7.81%
   1,045,000  New York City, New York,                           1,071,386
              Unrefunded Balance, Series G,
              5.75%, 02/01/2006
   1,000,000  New York City, New York, Series I,                 1,037,190
              6.25%, 04/15/2006
   9,175,000  New York City, New York, Series G,                 9,428,872
              5.00%, 08/01/2006(a)
   1,300,000  Westchester County, New York,                      1,392,703
              Series A,
              6.75%, 02/01/2007


--------------------------------------------------------------------------------
106 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,200,000  New York City, New York, Series A,           $     2,292,862
              5.00%, 08/01/2007
   4,320,000  New York City, New York,                           4,526,366
              Refunding, Series G,
              5.25%, 08/01/2007
     500,000  New York City, New York, Series 98F,                 526,665
              5.50%, 08/01/2007
   3,600,000  New York City, New York, Series 04G,               3,793,248
              5.00%, 08/01/2008
   1,775,000  New York City, New York, Series I,                 1,870,282
              5.00%, 08/01/2008
     800,000  Onondaga County, New York,                           872,144

              Unrefunded Balance,
              5.70%, 04/01/2009
  15,000,000  New York City, New York, Series G,                15,919,200
              5.00%, 08/01/2009
   2,000,000  New York City, New York, Series I,                 2,122,560
              5.00%, 08/01/2009
   1,730,000  New York City, New York, Series A,                 1,853,245
              5.25%, 08/01/2009
  18,135,000  New York City, New York, Series G,                19,607,381
              5.50%, 08/01/2009
   5,500,000  New York City, New York, Series J,                 5,840,725
              5.00%, 03/01/2010
   4,130,000  New York City, New York, Series A,                 4,384,945
              5.00%, 08/01/2010
   2,615,000  New York City, New York, Series B,                 2,776,424
              5.00%, 08/01/2010
   1,100,000  New York City, New York, Series B,                 1,167,903
              5.00%, 08/01/2010
   1,540,000  New York City, New York, Series G,                 1,635,064
              5.00%, 08/01/2010
   5,265,000  New York City, New York, Series I                  5,590,009
              5.00%, 08/01/2010
     770,000  Onondaga County, New York,                           861,692
              Unrefunded Balance,
              5.70%, 04/01/2011
   1,000,000  New York City, New York, Series H,                 1,066,250
              5.00%, 08/01/2011
   3,845,000  New York City, New York, Series G,                 4,096,809
              5.00%, 08/01/2012
   3,335,000  New York City, New York, Series F,                 3,524,428
              5.25%, 08/01/2016
   5,705,000  New York City, New York, Series A,                 6,039,541
              5.25%, 08/01/2017
   1,000,000  New York City, New York, Series C,                 1,073,940
              5.50%, 09/15/2019                              -------------

              Total Local General Obligations
                (Cost $104,085,433)                            104,371,834
                                                             -------------


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 107

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

              Tax Lease-9.58%
$  2,500,000  MTA, New York, Service Contract,               $   2,515,425
              Series B,
              5.00%, 07/01/2005(a)
   1,020,000  New York State Dormitory Authority,                1,027,987
              City University, Series A,
              5.70%, 07/01/2005
   1,780,000  New York State Dormitory Authority,                1,793,937
              City University, Series D,
              5.70%, 07/01/2005
   2,290,000  Tobacco Settlement Financing Corp.,                2,315,488
              New York, Tobacco Settlement,
              Asset-Backed, Series A-1,
              4.00%, 06/01/2006
   4,085,000  MTA, New York, Service Contract,                   4,206,855
              Series B,
              5.25%, 07/01/2006(a)
   4,240,000  New York State Dormitory Authority,                4,382,422
              City University System Revenue,
              Consolidated 5th General Series A,
              5.00%, 01/01/2007
   2,000,000  New York State Dormitory Authority,                2,072,180
              Mental Health Services Facilities,
              Series D-1,
              5.00%, 02/15/2007
  14,765,000  Tobacco Settlement Financing Corp.,               15,298,164
              New York, Tobacco Settlement,
              Asset-Backed, Series A-1,
              5.00%, 06/01/2007
   1,015,000  New York State Dormitory Authority,                1,070,003
              Unrefunded Balance, City University,
              System Revenue, Series 2,
              5.75%, 07/01/2007
   1,130,000  New York State Housing Finance                     1,183,867
              Agency, Revenue, Health Facilities,
              New York City, Series A,
              6.00%, 11/01/2007
   5,440,000  New York State Dormitory Authority,                5,729,952
              City University System Revenue,
              Consolidated 5th General Series A,
              5.25%, 01/01/2008
   3,770,000  New York State Dormitory Authority,                3,959,254
              Mental Health Services Facilities,
              Series C-1,
              5.00%, 02/15/2008
   3,775,000  New York State Dormitory Authority,                3,995,875
              Mental Health Services Facilities,
              Series C-1,
              5.00%, 02/15/2009


--------------------------------------------------------------------------------
108 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,000,000  New York State Dormitory Authority,          $     2,113,300
              Mental Health Services Facilities,
              Series D-1,
              5.00%, 02/15/2009
     460,000  New York State Dormitory Authority,                  489,357
              Unrefunded Portion, Mental Health
              Services, Series A,
              5.70%, 02/15/2009
   1,505,000  New York State Dormitory Authority,                1,671,258
              Mental Health Services Facilities,
              Improvement, Series B,
              6.50%, 02/15/2009
   1,605,000  New York State Housing Finance                     1,697,801
              Agency, Service Contract Revenue,
              Refunding, Series K,
              5.00%, 03/15/2009
   4,780,000  New York State Thruway Authority,                  5,083,626
              Local Highway & Bridge Service
              Contract, Series A,
              5.00%, 03/15/2009
   5,645,000  New York State Thruway Authority                   5,996,570
              Revenue, Local Highway & Bridge
              Service Contract,
              5.00%, 04/01/2009
   3,485,000  Tobacco Settlement Financing Corp.,                3,675,734
              New York, Tobacco Settlement,
              Asset Backed, Series A-1,
              5.00%, 06/01/2009
   1,125,000  New York State Dormitory Authority,                1,217,295
              City University, Series A,
              5.75%, 07/01/2009
   2,825,000  New York State Dormitory Authority,                3,007,580
              Mental Health Services Facilities,
              Series C-1,
              5.00%, 02/15/2010
   1,490,000  Triborough Bridge & Tunnel Authority,              1,667,265
              New York, Convention Center,
              Series E,
              6.00%, 01/01/2011
   3,440,000  New York State Thruway Authority,                  3,781,523
              Local Highway & Bridge Service
              Contract Revenue,
              5.50%, 04/01/2011
   9,700,000  Tobacco Settlement Financing Corp.,                9,947,350
              New York, Tobacco Settlement,
              Asset-Backed, Series A-1,
              5.00%, 06/01/2011
   1,000,000  New York State Dormitory Authority,                1,070,830
              Westchester County Court Facilities,
              AMBAC Surety,
              5.125%, 08/01/2012


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 109

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,115,000  New York State Dormitory Authority,          $     1,198,101
              Westchester County Court Facilities,
              AMBAC Surety,
              5.25%, 08/01/2013
  16,465,000  Tobacco Settlement Financing Corp.,               17,753,880
              New York, Tobacco Settlement
              Asset-Backed, Series C-1,
              5.50%, 06/01/2014
   2,090,000  New York State Dormitory Authority,                2,237,220
              Westchester County Court Facilities,
              AMBAC Surety,
              5.25%, 08/01/2017
   9,915,000  New York State Urban Development                  10,510,495
              Corp., Correctional & Youth Facilities
              Services, Series A,
              5.25%, 01/01/2021
   4,860,000  New York State Dormitory Authority,                5,238,788
              State University,                               ------------
              5.25%, 11/15/2023(b)

              Total Tax Lease
                (Cost $127,697,453)                            127,909,382
                                                              ------------
              Special Tax-12.90%
   2,645,000  South Tahoe Joint Powers                           2,632,066
              Financing Authority, California,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.50%, 10/01/2005
   3,945,000  West Villages Improvement                          3,929,102
              District, Florida, Bond Anticipation
              Notes, Unit of Development Number,
              Series 2,
              5.00%, 02/01/2006
   1,365,000  New York State Local Government                    1,420,542
              Assistance Corp., Refunding,
              Subordinated Lien, Series A-2,
              5.00%, 04/01/2007
   1,630,000  Fishhawk Community Development                     1,639,861
              District No. 2, Florida, Special
              Assessment Revenue, Series B,
              5.00%, 11/01/2007
   2,300,000  Meadow Pointe IV Community                         2,310,902
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.125%, 11/01/2007
   1,800,000  Reunion East Community                             1,811,106
              Development District, Florida,
              Special Assessment,
              5.20%, 11/01/2007


--------------------------------------------------------------------------------
110 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,135,000  Meadow Pointe III Community                  $     1,144,171
              Development District, Florida,
              Capital Improvement, Series B,
              5.25%, 11/01/2007
   1,500,000  Vizcaya Community Development                      1,511,955
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
   3,035,000  New York State Local Government                    3,242,382
              Assistance Corp., Series A,
              6.00%, 04/01/2008
   2,930,000  Village Community Development                      2,947,434
              District No. 5, Florida, Special
              Assessment Revenue, Series B,
              5.00%, 05/01/2008
   6,060,000  New York City Transitional                         6,448,446
              Finance Authority, Series C,
              5.00%, 02/15/2009
   1,000,000  Middle Village Community                             998,740
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 05/01/2009
   1,240,000  Overoaks Community Development                     1,240,645
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.125%, 05/01/2009
   2,945,000  Clark County Special Improvement                   2,948,858
              District No. 142, Nevada,
              4.75%, 08/01/2009
   1,060,000  Live Oak Community Development                     1,060,233
              District No. 002, Florida,
              Special Assessment, Series B,
              5.00%, 11/01/2009
  10,000,000  New York City Transitional Finance                10,685,100
              Authority, Future Tax Secured,
              Subseries D-1,
              5.00%, 11/01/2009
   1,840,000  Fishhawk Community Development                     1,840,534
              District No. 2, Florida, Special
              Assessment Revenue, Series B,
              5.125%, 11/01/2009
   1,060,000  North Las Vegas, Local                             1,073,547
              Improvement District No. 60-Aliante,
              Nevada,
              5.00%, 12/01/2009
   1,880,000  New York City Transitional Finance                 2,055,009
              Authority, Future Tax Secured,
              Series B,
              5.50%, 02/01/2010


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 111

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  7,795,000  New York State Local Government              $     8,348,055
              Assistance Corp., Refunding,
              Subordinated Lien, Series A-2,
              5.00%, 04/01/2010
   1,505,000  Gateway Services Community                         1,523,150
              Development District, Florida,
              Special Sun City Center Fort
              Meyers Project B,
              5.50%, 05/01/2010
   1,905,000  Las Vegas Special Improvement                      1,921,669
              District No. 607, Nevada,
              Local Improvement Bonds,
              5.00%, 06/01/2010
   7,800,000  New York City Transitional                         8,391,552
              Finance Authority, Future Tax
              Secured, Subseries D-1,
              5.00%, 11/01/2010
   1,000,000  Sterling Hill Community                            1,004,600
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.50%, 11/01/2010
   1,000,000  North Las Vegas, Local                             1,017,010
              Improvement District No. 60-Aliante,
              Nevada,
              5.25%, 12/01/2010
   1,300,000  Concorde Estates Community                         1,294,618
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.00%, 05/01/2011
   2,635,000  Hammock Bay Community                              2,616,845
              Development District, Florida,
              Special Assessment Revenue,
              Series B,
              5.375%, 05/01/2011
   7,055,000  New York City Transitional                         7,615,449
              Finance Authority, New York,
              Future Tax Secured, Series A-1,
              5.00%, 11/01/2011(c)
   2,330,000  Venetian Community Development                     2,409,639
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   1,220,000  Las Vegas Special Improvement                      1,238,617
              District No. 607, Nevada,
              Local Improvement Bonds,
              5.35%, 06/01/2012
   4,940,000  New York City Transitional                         5,420,514
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 02/01/2013


--------------------------------------------------------------------------------
112 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,400,000  Fiddlers Creek Community                     $     2,427,888
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
   2,510,000  Parkway Center Community                           2,525,788
              Development District, Florida,
              Special Assessment, Refunding,
              Series B,
              5.625%, 05/01/2014
   3,500,000  CFM Community Development                          3,566,290
              District, Florida, Revenue,
              Capital Improvement, Series B,
              5.875%, 05/01/2014
   1,915,000  New York City Transitional                         2,053,972
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 05/01/2015
   1,185,000  New York City Transitional                         1,284,670
              Finance Authority, Future Tax
              Secured, Series B,
              5.125%, 11/01/2015
   8,370,000  New York City Transitional                         9,095,930
              Finance Authority, Future Tax
              Secured, Series B,
              5.50%, 02/01/2017
   1,000,000  New York City Transitional                         1,074,570
              Finance Authority, Future Tax
              Secured, Series A,
              5.25%, 05/01/2017
   3,350,000  New York City Transitional                         3,622,322
              Finance Authority, Future Tax
              Secured, Series A,
              5.375%, 02/15/2018
   1,750,000  Celebrate Community Development                    1,780,153
              Authority, Special Assessment
              Revenue, North Virginia Project,
              Series B,
              6.25%, 03/01/2018
   2,615,000  New York State Housing Finance                     2,786,047
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series A,
              5.25%, 03/15/2020
   3,630,000  New York City Transitional                         3,875,243
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 02/01/2021
   5,180,000  New York State Dormitory Authority,                5,768,655
              State Personal Income Tax Revenue,
              Series A,
              5.375%, 03/15/2021


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 113

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,825,000  New York State Housing Finance               $     3,009,783
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series A,
              5.25%, 09/15/2021
   6,445,000  New York City Transitional                         6,990,440
              Finance Authority, Future Tax
              Secured, Series A,
              5.375%, 11/15/2021
   1,330,000  Beacon Tradeport Community                         1,391,712
              Development District, Florida,
              Special Assesment Industrial
              Project, Series B,
              7.125%, 05/01/2022
     395,000  Allegheny County, Pennsylvania,                      409,342
              Redevelopment Authority Revenue,
              Pittsburgh Mills Project,
              5.60%, 07/01/2023
   1,420,000  Midtown Miami Community                            1,447,236
              Development District, Special
              Assessment Revenue, Series A,
              6.00%, 05/01/2024
   3,635,000  New York City Transitional                         3,736,089
              Finance Authority, Future Tax
              Secured, Series C,
              5.00%, 05/01/2026
  17,515,000  New York City Transitional                        19,146,697
              Finance Authority, Future Tax
              Secured, Refunding, Series A,
              5.50%, 11/01/2026(b)
   2,470,000  New York City Transitional                         2,651,347
              Finance Authority, Future Tax                  -------------
              Secured, Series B,
              5.25%, 02/01/2029

              Total Special Tax
                (Cost $170,035,300)                            172,386,525
                                                             -------------
              Total Tax Supported
                (Cost $401,818,186)                            404,667,741
                                                             -------------
              Revenue-14.96%
              Airport Revenue-0.09%
   1,000,000  Denver City & County, Colorado,                    1,185,640
              Airport Revenue, Series D, AMT,                -------------
              7.75%, 11/15/2013

              Total Airport Revenue
                (Cost $981,645)                                  1,185,640
                                                             -------------
              Electric Revenue-2.90%
   1,270,000  California State Department Water                  1,355,179
              Resources, Power Supply, Series A,
              5.50%, 05/01/2008


--------------------------------------------------------------------------------
114 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$ 20,105,000  California State Department Water            $    21,769,091
              Resources, Power Supply, Series A,
              5.50%, 05/01/2009
   7,500,000  Long Island Power Authority,                       7,880,850
              New York, Electric System Revenue,
              Series A,
              5.00%, 06/01/2009
   2,430,000  North Carolina Eastern Municipal                   2,567,416
              Power Agency, Power System,
              Refunding, Series D,
              5.375%, 01/01/2010
   2,270,000  North Carolina Eastern Municipal                   2,381,798
              Power Agency, Power System,
              Refunding, Series C,
              5.375%, 01/01/2017
   2,680,000  New York State Power Authority,                    2,814,750
              Revenue, Series A,                            --------------
              5.00%, 11/15/2020

              Total Electric Revenue
                (Cost $38,029,386)                              38,769,084
                                                            --------------
              Health Care Revenue-1.29%
   1,305,000  New York State Dormitory Authority,                1,341,579
              Kateri Residence,
              4.00%, 07/01/2007
     715,000  Nassau County Industrial                             765,493
              Development Agency, New York,
              North Shore Health System
              Project, Series C,
              5.625%, 11/01/2010
     140,000  New York State Medical Care                          142,904
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, Series A, FHA,
              6.125%, 02/15/2014
   1,515,000  Montgomery County, Pennsylvania,                   1,547,179
              Industrial Development Authority,
              Mortgage Revenue, Whitemarsh
              Continuing Care,
              6.00%, 02/01/2021
   3,300,000  Miami Beach, Florida, Health                       3,585,978
              Facilities Authority, Hospital
              Revenue, Refunding, Mount
              Sinai Medical Center,
              6.75%, 11/15/2024
   3,075,000  California Statewide Community                     3,075,000
              Development Authority, Kaiser
              Permanente, Series E,
              3.875%, 04/01/2032(b)


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 115

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  6,925,000  California Statewide Community        $            6,781,860
              Development Authority, Revenue,               --------------
              Kaiser Permanente, Series F,
              2.30%, 04/01/2033(b)

              Total Health Care Revenue
                (Cost $16,920,537)                              17,239,993
                                                            --------------
              Higher Education Revenue-0.76%
   1,290,000  New York State Dormitory Authority,                1,373,411
              Columbia University,
              5.75%, 07/01/2007
   3,655,000  New York State Dormitory Authority,                4,074,923
              Columbia University, Series A,
              5.75%, 07/01/2010
   2,120,000  New York City Industrial Development               2,073,784
              Agency, Civic Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2011
   1,655,000  New York City Industrial Development               1,606,310
              Agency, Civic Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2012
   1,045,000  New York City Industrial Development               1,002,500
              Agency, Civic Facilities Revenue,             --------------
              Polytechnic University Project,
              6.00%, 11/01/2020

              Total Higher Education Revenue
                 (Cost $10,271,937)                             10,130,928
                                                            --------------
              Toll/Transit Revenue-0.84%
   4,575,000  New York State Bridge Authority,                   4,826,030
              Revenue,
              5.00%, 01/01/2017
   5,025,000  Triborough Bridge & Tunnel Authority,              5,358,861
              New York, Toll Revenue, Series A,
              5.25%, 01/01/2017
   1,000,000  Triborough Bridge & Tunnel Authority,              1,042,290
              New York, Revenue, Series A,                  --------------
              5.00%, 01/01/2020

              Total Toll/Transit Revenue
                (Cost $10,822,984)                              11,227,181
                                                            --------------
              Water/Sewer Revenue-6.42%
   1,255,000  New York State Environmental                       1,259,217
              Facilities Corp., Pooled Loan,

              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.25%, 09/15/2005


--------------------------------------------------------------------------------
116 o AllianceBernstein Intermediate Municipal Portfolios

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  1,255,000  New York State Environmental                    $  1,259,279
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.35%, 09/15/2006

      15,000  New York State Environmental                          15,269
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water, Refunding,
              Series A,
              5.75%, 06/15/2007
   2,975,000  New York State Environmental                       3,043,693
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.20%, 05/15/2008
   3,085,000  New York State Environmental                       3,156,572
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.30%, 05/15/2009
   4,600,000  New York State Environmental                       4,933,592
              Facilities Corp., State Revolving
              Fund, Municipal Water Project,
              Series K,
              5.00%, 06/15/2009
     780,000  New York State Environmental                         798,182
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.40%, 05/15/2010
   1,730,000  New York State Environmental                       1,810,566
              Facilities Corp., Pollution Control
              Revenue, Unrefunded State Water
              Revolving Fund, Series A,
              4.95%, 06/15/2010
   4,515,000  New York City Municipal Water                      4,847,214
              Finance Authority, Series D,
              5.00%, 06/15/2010
   1,395,000  New York City Municipal Water                      1,578,345
              Finance Authority, New York,
              Series A,
              6.00%, 06/15/2010
   8,280,000  New York State Environmental                       8,989,927
              Facilities Corp., State Refunding
              Revolving Fund, Municipal Water
              Project, Series K,
              5.00%, 06/15/2011
   1,000,000  New York City Municipal Water                      1,091,990
              Finance Authority, Refunding,
              Series A,
              5.25%, 06/15/2011


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


Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$    745,000  New York State Environmental                 $       839,794
              Facilities Corp., New York City
              Municipal Water Finance Authority,
              Refunding, Series A,
              5.75%, 06/15/2011
     100,000  New York State Environmental                         101,031
              Facilities Corp., New York City
              Municipal Water Finance Authority,
              Series 90-A,
              7.50%, 06/15/2012
   2,765,000  Todd Creek Farms Metropolitan                      2,705,414
              District No. 1, Colorado, Water
              Revenue, Refunding & Improvement,
              5.60%, 12/01/2014
     225,000  New York State Environmental                         235,753
              Facilities Corp., Pollution Control
              Revenue, Unrefunded State Water
              Revolving Fund, Series A,
              5.20%, 12/15/2015
   2,320,000  New York City Municipal Water                      2,524,601
              Finance Authority, Refunding,
              Series D,
              5.50%, 06/15/2017
   1,445,000  New York State Environmental                       1,520,270
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance,
              Series 01-D,
              5.00%, 06/15/2018
   1,485,000  New York State Environmental                       1,608,047
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Pooled Funding Program, Series B,
              5.375%, 11/15/2018
   1,250,000  New York State Environmental                       1,314,413
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance,
              Series 01-D,
              5.00%, 06/15/2019
   2,310,000  New York State Environmental                       2,445,643
              Facilities Corp., State Revolving
              Fund, Municipal Water Project,
              Series J,
              5.00%, 06/15/2019
   5,065,000  New York City Municipal Water                      5,408,508
              Finance Authority, Refunding,
              Series 01-D,
              5.125%, 06/15/2019
   1,255,000  New York State Environmental                       1,339,913
              Facilities Corp., Clean Water &
              Drinking Revolving Funds,
              Series D, Prerefunded,
              5.15%, 10/15/2019


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


Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

$  2,035,000  New York State Environmental                    $  2,194,870
              Facilities Corp., Clean Water &
              Drinking Revolving Funds, Pooled
              Funding Program, Series F,
              5.25%, 11/15/2019
   4,560,000  New York State Environmental                       5,045,002
              Facilities Corp., State Balance
              Revolving Unrefunded Funds,
              Series B,
              5.875%, 07/15/2020
   1,025,000  New York State Environmental                       1,075,399
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              New York City Municipal Water
              Project, Series B,
              5.00%, 06/15/2021
   5,760,000  New York State Environmental                       6,063,206
              Facilities Corp., Clean Water
              & Drinking,
              Municipal Water Finance Project,
              5.00%, 06/15/2022
   4,020,000  New York State Environmental                       4,231,613
              Facilities Corp., Clean Water
              & Drinking,
              Municipal Water Finance Project,
              5.00%, 06/15/2023
  13,745,000  New York State Environmental                      14,362,288
              Facilities Corp., Clean Water                  -------------
              & Drinking,
              Municipal Water Finance Project,
              5.00%, 06/15/2025

              Total Water/Sewer Revenue
                (Cost $84,293,640)                              85,799,611
                                                             -------------
              Miscellaneous Revenue-0.65%
   3,875,000  New York State Dormitory Authority,                4,104,439
              Aids Long-Term Health Care Facility,
              5.00%, 11/01/2011 (c)
   1,110,000  Pima County, Arizona, Industrial                   1,093,206
              Development Authority, Horizon
              Community Learning Center,
              4.45%, 06/01/2014
   1,785,000  Broad Street Community                             1,848,885
              Development Authority, Virginia,
              7.125%, 06/01/2015
   1,600,000  Port Authority, Columbiana County,                 1,592,704
              Ohio, Solid Waste Facilities                   -------------
              Revenue, Liberty Waste
              Transportation LLC Project,
              Series A, AMT,
              7.00%, 08/01/2021

              Total Miscellaneous Revenue
                 (Cost $8,576,556)                               8,639,234
                                                             -------------


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                       AllianceBernstein Intermediate Municipal Portfolios o 119

Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

              Industrial Development/Pollution Control
              Revenue-2.01%
$  1,495,000  New York City Industrial                     $     1,518,516
              Development Agency, Special
              Facilities Revenue, Terminal
              One Group Association, Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007
   4,910,000  Louisa Industrial Development                      5,123,241
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008(b)
   3,890,000  New York State Environmental                       3,863,159
              Facilities Corp., Solid Waste
              Disposal Revenue, Waste
              Management Project, Series A,
              2.90%, 05/01/2012(b)
   2,065,000  Franklin, Wisconsin, Solid                         2,063,988
              Waste Disposal Revenue, Waste
              Management,
              2.50%, 04/01/2016(b)
   2,150,000  Putnam County, West Virginia,                      2,125,490
              Pollution Control Revenue,
              Appalachian Power Co. Project,
              Series E,
              2.80%, 05/01/2019(b)
   1,300,000  Gulf Coast Waste Disposal                          1,296,178
              Authority, Texas, Waste
              Management of Texas, Series C,
              2.85%, 05/01/2028(b)
   4,770,000  Pope County, Arkansas, Entergy                     4,801,196
              Arkansas, Inc. Project,
              5.05%, 09/01/2028(b)
   1,030,000  Beaver County Industrial                           1,022,996
              Development Authority,
              Pennsylvania, Pollution Control
              Revenue, Cleveland Electric Project,
              3.75%, 10/01/2030(b)
   5,080,000  Ohio State Air Quality Development                 5,070,094
              Authority, Revenue, Cleveland                   ------------
              Pollution Control, Series B,
              3.75%, 10/01/2030(b)

              Total Industrial Development/Pollution
              Control Revenue
                (Cost $26,700,539)                              26,884,858
                                                              ------------
              Total Revenue
                (Cost $196,597,224)                            199,876,529
                                                              ------------


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


Principal                                                           Market
Amount        Description                                            Value
-------------------------------------------------------------------------------

              Asset-Backed Securities-0.72%
              Housing-0.72%
$  6,060,000  New York State Mortgage Agency,              $     6,148,900
              AMT Homeowner Mortgage,
              Revenue, Series 99,
              4.50%, 04/01/2023
   2,055,000  New York State Dormitory Authority,                2,062,809
              Highland Community Development
              Corp., Revenue, Series B,
              5.50%, 07/01/2023
   1,365,000  New York State Mortgage Agency,                    1,382,459
              AMT Homeowner Mortgage,                      ---------------
              Revenue, Series 69,
              5.50%, 10/01/2028


              Total Housing (Cost $9,495,885)                    9,594,168
                                                           ---------------
              Total Asset-Backed Securities
                 (Cost $9,495,885)                               9,594,168
                                                           ---------------
              Tax-Exempt Variable-Rate
              Demand Notes-1.59%
   1,700,000  New York City, New York,                           1,700,000
              Subseries E4,
              2.28%, 08/01/2022
   6,900,000  New York City Transitional                         6,900,000
              Finance Authority, New York,
              Recovery Series 3-Subseries 3B,
              2.32%, 11/01/2022
   4,000,000  New York City Municipal Water                      4,000,000
              Finance Authority, Series C, FGIC,
              2.24%, 06/15/2023
   8,700,000  New York City Transitional                         8,700,000
              Finance Authority, New York,                 ---------------
              Future Tax Secured, Series C,
              2.28%, 05/01/2028

              Total Tax-Exempt Variable-Rate
                Demand Notes
                (Cost $21,300,000)                              21,300,000
                                                           ---------------

              Investment Summary
              Total Investments-99.83%
                (Cost $1,312,977,254)(d)                   $ 1,333,718,091
              Cash and Other Assets,
                Less Liabilities-0.17%                           2,313,381
                                                           ---------------

              Net Assets-100.00%                           $ 1,336,031,472
                                                           ---------------


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                       AllianceBernstein Intermediate Municipal Portfolios o 121

Notional                       Rate        Rate     Termination    Unrealized
Amount        Description    Received      Paid        Date        Gain/(Loss)
--------------------------------------------------------------------------------
$  7,000,000  JP Morgan
              Interest
              Rate Swap       2.314%    Variable*   11/01/2006     $   (60,816)

  62,400,000  Merrill Lynch  85.10% of
              Interest        1 Month
              Rate Swap      LIBOR125   Variable*   02/03/2006         309,939

  62,400,000  Goldman Sachs             76.48% of
              Interest Rate              1 Month
              Swap           Variable*  LIBOR126    02/03/2006        (100,594)

   4,500,000  Goldman Sachs
              Interest Rate
              Swap            2.477%    Variable*   07/01/2006         (10,492)

   7,000,000  JP Morgan
              Interest
              Rate Swap      Variable*   4.031%     11/01/2011        (272,601)

   4,500,000  Goldman Sachs
              Interest Rate
              Swap           Variable*   3.814%     05/01/2013         (57,133)
                                                                     ----------
Total Interest Rate Swaps                                            $(191,697)
                                                                     ----------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+   Interest based on LIBOR (London Interbank Offered Rate).
(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Variable rate coupon, rate shown as of March 31, 2005.
(c) When-issued security.
(d) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $28,703,694 and gross unrealized depreciation of investments was $7,962,857, resulting in net unrealized appreciation of $20,740,837.

Explanation of abbreviations:
ACA     - American Capital Access
AMBAC   - American Municipal Bond Assurance Corporation
AMT     - Subject to Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Company
FHA     - Federal Housing Administration
FSA     - Financial Security Assurance, Inc.
IBC     - International Bancshares Corporation
MBIA    - Municipal Bond Investors Assurance Corporation
MTA     - Metropolitan Transportation Authority
XLCA    - XL Capital Assurance, Inc.


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122 o AllianceBernstein Intermediate Municipal Portfolios

Allocation of Portfolio Net Assets at March 31, 2005:

Arizona                         0.08%
Arkansas                        0.36
California                      2.67
Colorado                        0.29
Florida                         3.31
Nevada                          0.61
New York                       88.00
North Carolina                  0.37
Ohio                            0.50
Pennsylvania                    0.22
Texas                           0.10
Virginia                        0.66
West Virginia                   0.16
Wisconsin                       0.15
Puerto Rico                     2.35
Cash and Other Assets,
  Less Liabilities              0.17
                              ------
Total                         100.00%
                              ------


See notes to financial statements.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 123

STATEMENTS OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)


                                          California      Diversified      New York
                                           Municipal       Municipal       Municipal
                                           Portfolio       Portfolio       Portfolio
                                          ------------   -------------    ------------
Assets
Investments in securities at value...... $ 971,673,393   $3,024,268,704   $1,333,718,091
Cash in bank............................        54,563          142,560          147,744
Receivables:
   Interest.............................    12,095,733       37,097,535       18,075,262
   Investment securities sold ..........            -0-       2,950,074          225,000
   Capital shares sold..................     6,033,583        9,881,561        3,392,568
Appreciation of swap
   agreement (Note 1I)..................       314,607        1,042,104          309,939
                                         -------------   --------------   --------------
Total assets............................   990,171,879    3,075,382,538    1,355,868,604
                                         -------------   --------------   --------------
Liabilities
Payables:
   Dividends to shareholders............       906,109        2,776,688        1,314,043
   Investment securities purchased .....     3,141,352       61,372,935       14,795,454
   Capital shares redeemed..............     1,847,001        3,705,833        2,363,016
   Management fee (Note 2A).............       416,893        1,189,855          552,692
   Shareholder servicing and
      administration fee (Note 2B) .....        74,618          233,292          100,617
   Transfer Agent fee (Note 2B) ........            -0-          18,055           16,380
   Distribution fee payable.............        65,570          162,780           97,583
   Accrued expenses.....................        82,475          151,211           95,711
Depreciation of swap agreement
   (Note 1I)............................       231,471          656,904          501,636
                                         -------------   --------------   --------------
Total liabilities.......................     6,765,489       70,267,553       19,837,132
                                         -------------   --------------   --------------
Net Assets ............................  $ 983,406,390   $3,005,114,985  $ 1,336,031,472
                                         =============   -=============  ===============
Cost of investments....................  $ 958,148,833   $2,988,457,862  $ 1,312,977,254
                                         =============   -=============  ===============
Net Assets Consist of:
Capital stock, at par..................  $      69,338    $     214,203  $        96,368
Additional paid-in capital.............    972,450,226    2,973,595,717    1,317,196,574
Undistributed net investment
   income..............................          4,977          232,574           92,269
Accumulated net realized
   loss on investment and
   futures transactions................     (2,723,652)      (5,090,399)      (1,835,407)
Unrealized appreciation
   of investments, futures
   and swaps...........................     13,605,501       36,162,890       20,481,668
                                         -------------   --------------  ---------------
                                         $ 983,406,390   $3,005,114,985  $ 1,336,031,472
                                         =============   -=============  ===============


See notes to financial statements.


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124 o AllianceBernstein Intermediate Municipal Portfolios


                                          California      Diversified      New York
                                           Municipal       Municipal       Municipal
                                           Portfolio       Portfolio       Portfolio
                                          ------------   -------------    ------------
Calculation of Maximum
Offering Price
Municipal Class Shares
Net Assets.............................. $ 878,453,925   $2,755,612,724  $ 1,188,536,338
Shares of capital stock
   outstanding..........................    61,937,903      196,424,619       85,724,281
                                         -------------   --------------  ---------------
Net asset value and offering price
   per share............................ $       14.18   $        14.03  $         13.86
                                         =============   ==============  ===============
Class A Shares
Net Assets.............................. $  41,231,197   $   89,527,583  $    50,566,180
Shares of capital stock
   outstanding..........................     2,907,282        6,379,687        3,648,515
                                         -------------   --------------  ---------------
Net asset value and redemption
   price per share...................... $       14.18   $        14.03  $         13.86
Sales charge--4.25% of public
   offering price.......................           .63              .62              .62
                                         -------------   --------------  ---------------
Maximum offering price.................. $       14.81   $        14.65  $         14.48
                                         =============   ==============  ===============
Class B Shares
Net Assets.............................. $  32,320,634   $   83,247,322  $    53,753,215
Shares of capital stock
   outstanding..........................     2,278,586        5,931,353        3,880,054
                                         -------------   --------------  ---------------
Net asset value and offering price
   per share............................ $       14.18   $        14.04  $         13.85
                                         =============   ==============  ===============
Class C Shares
Net Assets.............................. $  31,400,634   $   76,727,356  $    43,175,739
Shares of capital stock
   outstanding..........................     2,214,059        5,467,347        3,115,064
                                         -------------   --------------  ---------------
Net asset value and offering price
   per share............................ $       14.18   $        14.03  $         13.86
                                         =============   ==============  ===============


See notes to financial statements.


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                       AllianceBernstein Intermediate Municipal Portfolios o 125

STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


                                          California      Diversified      New York
                                           Municipal       Municipal       Municipal
                                           Portfolio       Portfolio       Portfolio
                                          ------------   -------------    ------------
Investment Income
Income:
   Interest...........................   $  17,633,216   $   52,987,506  $    25,454,448
                                         -------------   --------------  ---------------
Total income .........................     17,633,216.       52,987,506       25,454,448
                                         -------------   --------------  ---------------
Expenses (Notes 1 and 2):
Management fee........................       2,428,557        6,766,917        3,185,351
Shareholder servicing fee.............         432,033        1,313,250          573,074
Custodian and transfer agent fees ....         141,672          324,949          198,167
Distribution fees--Class A............          58,667          144,065           79,325
Distribution fees--Class B............         172,910          453,497          282,632
Distribution fees--Class C............         168,313          417,345          246,731
Auditing and tax fees.................          21,883           57,729           30,414
Printing fees.........................          16,094           44,078           27,185
Registration fees.....................          13,184          110,437           32,026
Legal fees............................          10,791           34,613           12,504
Directors' fees and expenses..........           7,515           21,815           11,248
Miscellaneous.........................          14,449           37,791           16,571
                                         -------------   --------------  ---------------
Total expenses    .. .................       3,486,068        9,726,486        4,695,228
Less: expense offset
   arrangement (Note 2B)..............             (26)             (50)             (29)
                                         -------------   --------------  ---------------
Net expenses..........................       3,486,042        9,726,436        4,695,199
                                         -------------   --------------  ---------------
Net investment income.................      14,147,174       43,261,070       20,759,249
                                         -------------   --------------  ---------------
Realized and Unrealized Gain
(Loss) on Investment
Transactions
Net realized gain (loss) on:
   Investment transactions............          (1,945)       1,388,472          999,860
   Swap transactions..................         (25,804)         (63,084)          66,396
                                         -------------   --------------  ---------------
Net realized gain (loss) on
   investment transactions............         (27,749)       1,325,388        1,066,256
                                         -------------   --------------  ---------------
Net decrease in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps ....     (13,283,517)     (51,785,509)     (24,561,908)
                                         -------------   --------------  ---------------
Net realized and unrealized loss on
   investment transactions............     (13,311,266)     (50,460,121)     (23,495,652)
                                         -------------   --------------  ---------------
Net Increase (Decrease) in
   Net Assets Resulting from
   Operations.........................   $     835,908    $  (7,199,051) $    (2,736,403)
                                         =============    =============  ===============


See notes to financial statements.


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


STATEMENTS OF CHANGES IN NET ASSETS


                                              California Municipal Portfolio
                                             ---------------------------------

                                                Six Months
                                               Ended 3/31/05     Year Ended
                                                (unaudited)        9/30/04
                                             ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income..................      $    14,147,174   $    25,545,068
Net realized loss on investment
   transactions...........................           (27,749)       (1,686,444)
Decrease in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps.........       (13,283,517)       (2,041,584)
                                             ---------------   ---------------
Net increase in net assets resulting
   from operations........................           835,908        21,817,040
                                             ---------------   ---------------
Dividends and Distributions
   to Shareholders:
Dividends from net investment income
   Municipal Class.....................          (12,872,178)      (22,579,474)
   Class A.............................             (537,476)       (1,260,900)
   Class B.............................             (354,573)         (789,230)
   Class C.............................             (345,401)         (871,873)
                                             ---------------   ---------------
                                                 (14,109,628)      (25,501,477)
                                             ---------------   ---------------
Distributions from net realized gain on
   investment transactions
   Municipal Class.....................             (600,291)         (488,770)
   Class A.............................              (27,031)          (35,696)
   Class B.............................              (24,289)          (27,760)
   Class C.............................              (23,809)          (31,790)
                                             ---------------   ---------------
                                                    (675,420)         (584,016)
                                             ---------------   ---------------
Capital-Share Transactions (Note 6):
Net proceeds from sales of shares......          156,625,060       314,353,362
Net proceeds from sales of shares
   issued to shareholders on reinvestment
   of dividends...........................         4,150,142         7,597,543
                                             ---------------   ---------------
Total proceeds from shares sold........          160,775,202       321,950,905
Cost of shares redeemed................         (115,630,514)     (194,387,540)
                                             ---------------   ---------------
Increase in net assets from capital-share
   transactions...........................        45,144,688       127,563,365
                                             ---------------   ---------------
Net increase in net assets.............           31,195,548       123,294,912
Net Assets:
Beginning of period....................          952,210,842       828,915,930
                                             ---------------   ---------------
End of period(a).......................      $   983,406,390   $   952,210,842
                                             ---------------   ---------------
(a) Includes undistributed net investment
    income/(excess distributions) of:......  $         4,977   $       (32,569)
                                             ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
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


                                              Diversified Municipal Portfolio
                                             ---------------------------------
                                                Six Months
                                               Ended 3/31/05     Year Ended
                                                (unaudited)        9/30/04
                                             ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income..................      $    43,261,070   $    80,344,194
Net realized gain (loss) on investment
   transactions........................            1,325,388        (2,676,633)
Decrease in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps......          (51,785,509)      (10,548,395)
                                             ---------------   ---------------
Net increase in net assets resulting
   from operations.....................           (7,199,051)       67,119,166
                                             ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
   Municipal Class.....................          (39,920,231)      (71,778,247)
   Class A.............................           (1,340,790)       (3,592,307)
   Class B.............................             (950,115)       (2,382,683)
   Class C.............................             (874,463)       (2,308,466)
                                             ---------------   ---------------
                                                 (43,085,599)      (80,061,703)
                                             ---------------   ---------------
Capital-Share Transactions (Note 6):
Net proceeds from sales of shares......          528,440,742       876,220,074
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends...........................            8,891,420        18,981,822
                                             ---------------   ---------------
Total proceeds from shares sold........          537,332,162       895,201,896
Cost of shares redeemed................         (279,083,893)     (499,857,512)
                                             ---------------   ---------------
Increase in net assets from capital-share
   transactions........................          258,248,269       395,344,384
                                             ---------------   ---------------
Net increase in net assets.............          207,963,619       382,401,847
Net Assets:
Beginning of period....................        2,797,151,366     2,414,749,519
                                             ---------------   ---------------
End of period(a).......................      $ 3,005,114,985   $ 2,797,151,366
                                             ---------------   ---------------
(a) Includes undistributed net investment
    income of:.............................  $       232,574   $        57,103
                                             ---------------   ---------------


See notes to financial statements.


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128 o AllianceBernstein Intermediate Municipal Portfolios

                                               New York Municipal Portfolio
                                             ---------------------------------
                                                Six Months
                                               Ended 3/31/05     Year Ended
                                                (unaudited)        9/30/04
                                             ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income..................      $    20,759,249   $    39,925,958
Net realized gain on investment
   transactions.......................             1,066,256            56,382
Decrease in unrealized
   appreciation/(depreciation) of
   investments, futures and swaps......          (24,561,908)       (9,511,265)
                                             ---------------   ---------------
Net increase (decrease) in net assets
   resulting from operations...........           (2,736,403)       30,471,075
                                             ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
   Municipal Class.....................          (18,718,432)      (34,837,419)
   Intermediate Municipal Class A......             (795,934)       (2,076,117)
   Intermediate Municipal Class B......             (653,542)       (1,448,511)
   Intermediate Municipal Class C......             (571,567)       (1,411,058)
                                             ---------------   ---------------
                                                 (20,739,475)      (39,773,105)
                                             ---------------   ---------------
Capital-Share Transactions (Note 6):
Net proceeds from sales of shares......          202,053,517       351,775,089
Net proceeds from sales of shares
   issued to shareholders on
   reinvestment of dividends...........            6,134,257        12,764,315
                                             ---------------   ---------------
Total proceeds from shares sold........          208,187,774       364,539,404
Cost of shares redeemed................         (135,340,652)     (277,559,965)
                                             ---------------   ---------------
Increase in net assets from capital-share
   transactions........................           72,847,122        86,979,439
                                             ---------------   ---------------
Net increase in net assets.............           49,371,244        77,677,409
Net Assets:
Beginning of period....................        1,286,660,228     1,208,982,819
                                             ---------------   ---------------
End of period(a).......................      $ 1,336,031,472   $ 1,286,660,228
                                             ---------------   ---------------
(a) Includes undistributed net investment
    income of:..........................     $        92,269   $        72,495
                                             ---------------   ---------------


See notes to financial statements.


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                       AllianceBernstein Intermediate Municipal Portfolios o 129

NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)

NOTE 1.
Organization and Significant Accounting Policies
The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, "Bernstein Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. Effective February 1, 2002, the Bernstein Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Municipal Retail Classes") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quo-


--------------------------------------------------------------------------------
130 o AllianceBernstein Intermediate Municipal Portfolios tations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts
Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 131

D. Taxes
Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements
Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis
Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains
Net investment income of each Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in


--------------------------------------------------------------------------------
132 o AllianceBernstein Intermediate Municipal Portfolios the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements
A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. This amount is reflected in the statement of operations as a component of interest income.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 133

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. Prior to October 27, 2004, the Adviser received an investment management fee, at an annualized rate of up to .50% of the first $1 billion and ..45% in excess of $1 billion for the Portfolios.

On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of each Portfolio, to the Adviser, as set forth below:

                 Annual Percentage of Average Daily Net Assets of Each Portfolio
                                               First           Next
Portfolio                                 $1 Billion     $2 Billion   Thereafter
--------------------------------------------------------------------------------
Intermediate California Municipal Portfolio;
Intermediate Diversified Municipal Portfolio;
Intermediate New York Municipal Portfolio      0.50%         0.45%         0.40%

B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is ..10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Intermediate Municipal Retail Classes of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $9,000; Diversified Municipal Portfolio, $26,763; and New York Municipal Portfolio, $14,877, for the six months ended March 31, 2005.

For the six months ended March 31, 2005, the expenses for the Retail Classes of the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio were reduced under an expense offset arrangement with AGIS by $26, $50 and $29, respectively.


--------------------------------------------------------------------------------
134 o AllianceBernstein Intermediate Municipal Portfolios

C. Distribution Arrangements--Municipal Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Municipal Retail Classes of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Intermediate Municipal Retail Classes
The Intermediate Municipal Retail Classes of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                         ---------------   ---------------
California Municipal...................  $       780,762   $       685,176
Diversified Municipal..................        1,394,315           704,461
New York Municipal.....................        1,394,315           704,461


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 135 month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2005 as follows:

                       Front-End
                   Sales Charges         Contingent Deferred Sales Charges
                                      ------------------------------------------
Portfolio                Class A      Class A        Class B       Class C
--------------------------------------------------------------------------------
California Municipal      $2,468        $5,989       $22,002      $  3,092
Diversified Municipal      6,152         2,742        91,571         6,449
New York Municipal..       3,413         3,556        42,088         6,314

NOTE 3.
Investment Security Transactions

Purchases and Sales
For the period from October 1, 2004 through March 31, 2005, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                           Purchases   Purchases           Sales
                      Excluding U.S.     of U.S.  Excluding U.S.   Sales of U.S.
                          Government  Government      Government      Government
                          Securities  Securities      Securities      Securities
--------------------------------------------------------------------------------
California Municipal   $ 195,872,440     $   -0-  $  103,682,522        $   -0-
Diversified Municipal    808,693,465         -0-     413,739,550            -0-
New York Municipal       321,293,017         -0-     244,854,079            -0-

NOTE 4.
Risk Involved in Investing in the Portfolios
Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.


--------------------------------------------------------------------------------
136 o AllianceBernstein Intermediate Municipal Portfolios

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnifications provisions and expect the risk of loss thereunder to be remote.


NOTE 5.
Risks Involved in Futures Contracts
All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.
Capital-Share Transactions
The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2005, 7.9 billion are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transac-


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 137


tions for the Intermediate Municipal Portfolios for the six months ended March
31, 2005, and for the year ended September 30, 2004, were as follows:

                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
California            March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Municipal Class
Shares sold              10,241,741       19,362,604       $ 147,161,235   $ 278,229,856
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                221,241          380,194           3,178,658       5,464,063
----------------------------------------------------------------------------------------
Shares redeemed          (7,143,435)      (8,521,055)       (102,636,357)   (122,550,941)
----------------------------------------------------------------------------------------
Net increase              3,319,547       11,221,743          47,703,536     161,142,978
----------------------------------------------------------------------------------------
Beginning of period      58,618,356       47,396,613         818,413,383     657,270,405
----------------------------------------------------------------------------------------
End of period            61,937,903       58,618,356       $ 866,116,919   $ 818,413,383
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class A Shares
Shares sold                 547,563        1,601,314       $   7,850,132   $  22,992,722
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 29,923           62,048             429,790         892,517
----------------------------------------------------------------------------------------
Shares converted
   from Class B              17,693           42,663             254,405         616,038
----------------------------------------------------------------------------------------
Shares redeemed            (359,109)      (2,739,651)         (5,154,286)    (39,262,227)
----------------------------------------------------------------------------------------
Net increase
   (decrease)               236,070       (1,033,626)          3,380,041     (14,760,950)
----------------------------------------------------------------------------------------
Beginning of period       2,671,212        3,704,838          38,438,279      53,199,229
----------------------------------------------------------------------------------------
End of period             2,907,282        2,671,212       $  41,818,320   $  38,438,279
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
138 o AllianceBernstein Intermediate Municipal Portfolios

                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
California            March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares
Shares sold                  16,687          413,439       $     240,505   $   5,912,975
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 19,887           42,707             285,715         613,905
----------------------------------------------------------------------------------------
Shares converted to
   Class A                  (17,715)         (42,664)           (254,405)       (616,038)
----------------------------------------------------------------------------------------
Shares redeemed            (223,448)        (690,338)         (3,205,825)     (9,878,652)
----------------------------------------------------------------------------------------
Net decrease               (204,589)        (276,856)         (2,934,010)     (3,967,810)
----------------------------------------------------------------------------------------
Beginning of period       2,483,175        2,760,031          35,650,128      39,617,938
----------------------------------------------------------------------------------------
End of period             2,278,586        2,483,175       $  32,716,118   $  35,650,128
----------------------------------------------------------------------------------------
Intermediate
  Municipal
  Class C Shares
Shares sold                  77,755          458,392       $   1,118,783   $   6,601,771
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 17,818           43,617             255,979         627,058
----------------------------------------------------------------------------------------
Shares redeemed            (304,984)      (1,541,591)         (4,379,641)    (22,079,682)
----------------------------------------------------------------------------------------
Net decrease               (209,411)      (1,039,582)         (3,004,879)    (14,850,853)
----------------------------------------------------------------------------------------
Beginning of period       2,423,470        3,463,052          34,873,086      49,723,939
----------------------------------------------------------------------------------------
End of period             2,214,059        2,423,470       $  31,868,207   $  34,873,086
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 139

                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
Diversified           March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Municipal Class
Shares sold              35,841,213       56,402,771       $ 509,612,471  $  803,722,850
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                493,914          996,289           7,021,833      14,194,124
----------------------------------------------------------------------------------------
Shares redeemed         (15,823,389)     (24,148,120)       (224,883,717)   (343,673,316)
----------------------------------------------------------------------------------------
Net increase             20,511,738       33,250,940         291,750,587     474,243,658
----------------------------------------------------------------------------------------
Beginning of period     175,912,881      142,661,941       2,429,726,990   1,955,483,332

----------------------------------------------------------------------------------------
End of period           196,424,619      175,912,881      $2,721,477,577  $2,429,726,990
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class A Shares
Shares sold                 873,397        2,791,398       $  12,438,287  $   39,770,226
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 58,009          156,489             824,963       2,232,359
----------------------------------------------------------------------------------------
Shares converted
   from Class B              50,118           40,949             708,322         585,547
----------------------------------------------------------------------------------------
Shares redeemed          (1,741,809)      (5,661,852)        (24,769,904)    (80,491,325)

----------------------------------------------------------------------------------------
Net decrease               (760,285)      (2,673,016)        (10,798,332)    (37,903,193)
----------------------------------------------------------------------------------------
Beginning of period       7,139,972        9,812,988         101,452,919     139,356,112
----------------------------------------------------------------------------------------
End of period             6,379,687        7,139,972       $  90,654,587  $  101,452,919
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares
Shares sold                 158,670          869,273       $   2,259,495  $   12,394,497

----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 42,240           97,407             600,812       1,388,562
----------------------------------------------------------------------------------------
Shares converted to
   Class A                  (50,132)         (40,951)           (708,322)       (585,547)
----------------------------------------------------------------------------------------
Shares redeemed            (949,697)      (2,258,595)        (13,491,076)    (32,100,577)
----------------------------------------------------------------------------------------
Net decrease               (798,919)      (1,332,866)        (11,339,091)    (18,903,065)
----------------------------------------------------------------------------------------
Beginning of period       6,730,272        8,063,138          95,318,319     114,221,384
----------------------------------------------------------------------------------------
End of period             5,931,353        6,730,272       $  83,979,228  $   95,318,319
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
140 o AllianceBernstein Intermediate Municipal Portfolios

                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
Diversified           March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class C Shares
Shares sold                 240,358        1,383,803       $   3,422,167   $  19,746,954
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment
   of dividends              31,202           81,839             443,812       1,166,777
----------------------------------------------------------------------------------------
Shares redeemed          (1,070,983)      (3,026,407)        (15,230,874)    (43,006,747)
----------------------------------------------------------------------------------------
Net decrease               (799,423)      (1,560,765)        (11,364,895)    (22,093,016)
----------------------------------------------------------------------------------------
Beginning of period       6,266,770        7,827,535          89,063,423     111,156,439
----------------------------------------------------------------------------------------
End of period             5,467,347        6,266,770       $  77,698,528   $  89,063,423
----------------------------------------------------------------------------------------



                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
New York              March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Municipal Class
Shares sold              13,691,392       21,638,209       $ 192,382,168   $ 305,291,848
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                338,937          689,237           4,763,350       9,719,528
----------------------------------------------------------------------------------------
Shares redeemed          (7,759,694)     (13,656,099)       (109,055,517)   (192,281,514)
----------------------------------------------------------------------------------------
Net increase              6,270,635        8,671,347          88,090,001     122,729,862
----------------------------------------------------------------------------------------
Beginning of period      79,453,646       70,782,299       1,079,419,281     956,689,419
----------------------------------------------------------------------------------------
End of period            85,724,281       79,453,646      $1,167,509,282  $1,079,419,281
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 141

                    --------------------------------    --------------------------------
                                  Shares                          Amount
                    --------------------------------    --------------------------------
                    Six Months Ended      Year Ended    Six Months Ended      Year Ended
New York              March 31, 2005   September 30,      March 31, 2005   September 30,
Municipal Portfolio      (unaudited)            2004         (unaudited)            2004
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class A Shares
Shares sold                 409,773        1,615,750       $   5,759,286    $  22,800,191
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends                 43,815           94,136             615,435       1,327,825
----------------------------------------------------------------------------------------
Shares converted
   from Class B              27,703           37,929             386,161         535,934
----------------------------------------------------------------------------------------
Shares redeemed            (678,580)      (3,428,933)         (9,537,167)    (48,289,760)
----------------------------------------------------------------------------------------
Net decrease               (197,289)      (1,681,118)         (2,776,285)    (23,625,810)
----------------------------------------------------------------------------------------
Beginning of period       3,845,804        5,526,922          53,961,341      77,587,151
----------------------------------------------------------------------------------------
End of period             3,648,515        3,845,804       $  51,185,056   $  53,961,341
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class B Shares
Shares sold                 104,451          671,588       $   1,470,872   $   9,478,863
----------------------------------------------------------------------------------------
Shares issued to
   ahareholders on
   reinvestment
   of dividends              34,463           74,192             484,020       1,045,533
----------------------------------------------------------------------------------------
Shares converted to
   Class A                  (27,721)         (37,911)           (386,161)       (535,934)
----------------------------------------------------------------------------------------
Shares redeemed            (356,381)      (1,012,852)         (5,001,392)    (14,209,122)
----------------------------------------------------------------------------------------
Net decrease               (245,188)        (304,983)         (3,432,661)     (4,220,660)
----------------------------------------------------------------------------------------
Beginning of period       4,125,242        4,430,225          57,967,103      62,187,763
----------------------------------------------------------------------------------------
End of period             3,880,054        4,125,242       $  54,534,442   $  57,967,103
----------------------------------------------------------------------------------------
Intermediate
   Municipal
   Class C Shares
Shares sold                 146,038          966,957       $   2,055,030   $  13,668,253
----------------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment
   of dividends              19,315           47,599             271,452         671,429
----------------------------------------------------------------------------------------
Shares redeemed            (809,590)      (1,585,393)        (11,360,415)    (22,243,635)
----------------------------------------------------------------------------------------
Net decrease               (644,237)        (570,837)         (9,033,933)     (7,903,953)
----------------------------------------------------------------------------------------
Beginning of period       3,759,301        4,330,138          53,098,095      61,002,048
----------------------------------------------------------------------------------------
End of period             3,115,064        3,759,301       $  44,064,162   $  53,098,095
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
142 o AllianceBernstein Intermediate Municipal Portfolios

NOTE 7.

Distributions to Shareholders
The tax character of the distributions to be paid for the year ending September 30, 2005, will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003 were as follows:

California Municipal                           2004             2003
                                         ---------------   ---------------
Distributions paid from:
   ordinary income.....................  $     1,078,849   $     1,308,514
Net long-term capital gains............          584,016                 0
                                         ---------------   ---------------
Total taxable distributions paid.......        1,662,865         1,308,514
Tax exempt distributions...............       24,422,628        21,958,831
                                         ---------------   ---------------
Total distributions paid...............  $    26,085,493   $    23,267,345
                                         ---------------   ---------------

Diversified Municipal                          2004             2003
                                         ---------------   ---------------
Distributions paid from:
   ordinary income.....................  $     2,700,837   $     1,659,562
                                         ---------------   ---------------
Total taxable distributions paid.......        2,700,837         1,659,562
Tax exempt distributions...............       77,360,866        72,698,440
                                         ---------------   ---------------
Total distributions paid...............  $    80,061,703   $    74,358,002
                                         ---------------   ---------------

New York Municipal                             2004             2003
                                         ---------------   ---------------
Distributions paid from:
   ordinary income.....................  $     1,067,657   $     1,072,760
                                         ---------------   ---------------
Total taxable distributions paid.......        1,067,657         1,072,760
Tax exempt distributions...............       38,705,448        36,668,935
                                         ---------------   ---------------
Total distributions paid...............  $    39,773,105   $    37,741,695
                                         ---------------   ---------------


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                     Accumulated                           Total
                                     Capital and        Unrealized   Accumulated
                         Ordinary    Other Gains     Appreciation/     Earnings/
                        Income(a)    (Losses)(b)   Depreciation(c)  (Deficit)(d)
--------------------------------------------------------------------------------
California Municipal    $ 980,126    $   257,140      $ 26,876,960  $ 28,114,226
Diversified Municipal   2,228,740     (1,541,518)       87,412,075    88,099,297
New York Municipal      1,078,171     (2,213,952)       45,111,048    43,975,267

(a)  includes tax exempt income as shown below:

--------------------------------------------------------------------------------
California Municipal                   $ 645,457
Diversified Municipal                  2,134,429
New York Municipal                     1,048,224


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 143

(b) At September 30, 2004, the following Portfolios had capital loss carryforwards as shown below:

                                   Capital Loss
                                Carryforward Amount            Expiration
--------------------------------------------------------------------------------
Diversified Municipal             $ 1,541,518                          9/30/2009
New York Municipal                  2,213,952                          9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, straddles and swap income (loss).

(d) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable and post-October loss deferrals.


At September 30, 2004, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2004:

                                                                    Post-October
                                                                    Capital Loss
                                                                        Deferral
--------------------------------------------------------------------------------
California Municipal                                               $ 2,568,624
Diversified Municipal                                                4,304,793
New York Municipal                                                     687,711


During the six-months ended March 31, 2005, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                                    Capital Loss
                                                                    Carryforward
                                                                        Utilized
--------------------------------------------------------------------------------
Diversified Municipal                                              $ 2,335,757
New York Municipal                                                   1,119,341

NOTE 8.
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission (SEC) and the NYAG have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an


--------------------------------------------------------------------------------
144 o AllianceBernstein Intermediate Municipal Portfolios

Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:

(i)   The Adviser agreed to establish a $250 million fund (the Reimbursement
      Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAGOrder contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For more information on this waiver, please see Advisory Fee and Other Transactions with Affiliates above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the Hindo Complaint) was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the Alliance Capital defendants); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 145

Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffsseek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005 discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (Aucoin Complaint) was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court


--------------------------------------------------------------------------------
146 o AllianceBernstein Intermediate Municipal Portfolios for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things,
(i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 147

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Intermediate California
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class A Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005    --------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                               -------------------------------------------------------
Net asset value, beginning
   of period..................................        $  14.38      $14.46      $14.59         $ 14.22
                                               -------------------------------------------------------
Income From Investment Operations:
Investment income, net........................            0.20        0.40        0.43            0.30
Net realized and unrealized gain (loss) on
   investment and futures transactions .......           (0.19)      (0.07)      (0.13)           0.37
                                                -------------------------------------------------------
Total from investment operations..............            0.01        0.33        0.30            0.67
                                                -------------------------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income.....................................              -0-      (0.02)      (0.02)             -0-
Dividends from tax-exempt net investment
   income.....................................           (0.20)      (0.38)      (0.41)          (0.30)
Distributions from net realized gain on
   investment transactions....................           (0.01)      (0.01)         -0-             -0-
                                                -------------------------------------------------------
Total dividends and distributions ............           (0.21)      (0.41)      (0.43)          (0.30)
                                                -------------------------------------------------------
Net asset value, end of period................        $  14.18      $14.38      $14.46         $ 14.59
                                                -------------------------------------------------------
Total return(c)...............................            0.04%       2.32%       2.13%           4.76%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) ......         $41,231     $38,422     $53,570         $34,909
Average net assets (000 omitted). ............         $39,219      $45,228    $44,288         $15,046
Ratio of expenses to average net assets ......            0.88%*      0.88%       0.90            0.97%*
Ratio of net investment income to average
   net assets.................................            2.76%*      2.79%       3.00%           2.98%*
Portfolio turnover rate.......................              11%         52%         44%             31%



See footnote summary on page 156.


--------------------------------------------------------------------------------
148 o AllianceBernstein Intermediate Municipal Portfolios

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                Intermediate California
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class B Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                               -------------------------------------------------------
Net asset value, beginning of period ........           $14.39     $ 14.46     $ 14.59         $ 14.22
                                               -------------------------------------------------------
Income From Investment Operations:
Investment income, net.......................             0.15        0.30        0.33            0.23
Net realized and unrealized gain (loss) on
   investment and futures transactions ......            (0.20)      (0.06)      (0.13)           0.37
                                               -------------------------------------------------------
Total from investment operations.............            (0.05)       0.24        0.20            0.60
                                               -------------------------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income....................................               -0-      (0.01)      (0.02)             -0-
Dividends from tax-exempt net investment
   income....................................            (0.15)      (0.29)      (0.31)          (0.23)
Distributions from net realized gain on
   investment transactions...................            (0.01)      (0.01)         -0-             -0-
                                               -------------------------------------------------------
Total dividends and distributions ...........            (0.16)      (0.31)      (0.33)          (0.23)
                                               -------------------------------------------------------
Net asset value, end of period...............          $ 14.18      $14.39      $14.46         $ 14.59
                                               -------------------------------------------------------
Total return(c)..............................            (0.38)%      1.67%       1.41%           4.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .....          $32,321     $35,723     $39,915         $18,688
Average net assets (000 omitted). ...........          $34,677     $37,989     $30,679         $ 8,396
Ratio of expenses to average net assets .....             1.58%*      1.58%       1.61%           1.68%*
Ratio of net investment income to average
   net assets................................             2.06%*      2.08%       2.29%           2.27%*
Portfolio turnover rate......................               11%         52%         44%             31%


See footnote summary on page 156.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 149

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                Intermediate California
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class C Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period                    $14.38     $ 14.46     $ 14.59         $ 14.22
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net...........                         0.15        0.29        0.33            0.23
Net realized and unrealized gain (loss) on
   investment and futures transactions                   (0.19)      (0.07)      (0.13)           0.37
                                                -------------------------------------------------------
Total from investment operations.                        (0.04)       0.22        0.20            0.60
                                                -------------------------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income...........................                        -0-      (0.01)      (0.02)             -0-
Dividends from tax-exempt net investment
   income...........................                     (0.15)      (0.28)      (0.31)          (0.23)
Distributions from net realized gain on
   investment transactions..........                     (0.01)      (0.01)         -0-             -0-
                                                -------------------------------------------------------
Total dividends and distributions                        (0.16)      (0.30)      (0.33)          (0.23)
                                                -------------------------------------------------------
Net asset value, end of period...                      $ 14.18      $14.38      $14.46         $ 14.59
                                                -------------------------------------------------------
Total return(c)..................                        (0.31)%      1.60%       1.41%           4.28%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)                $31,401     $34,859     $50,071         $23,746
Average net assets (000 omitted).                      $33,755     $41,835     $37,992         $10,538
Ratio of expenses to average net assets                   1.58%*      1.58%       1.61%           1.68%*
Ratio of net investment income to average
   net assets.......................                      2.06%*      2.09%       2.28%           2.28%*
Portfolio turnover rate..........                           11%         52%         44%             31%


See footnote summary on page 156.


--------------------------------------------------------------------------------
150 o AllianceBernstein Intermediate Municipal Portfolios

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Intermediate Diversified
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class A Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........         $14.27     $ 14.35     $ 14.37         $ 14.01
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.20        0.42        0.47            0.33
Net realized and unrealized gain (loss) on
   investment and futures transactions ........          (0.24)      (0.08)      (0.02)           0.36
                                                -------------------------------------------------------
Total from investment operations...............          (0.04)       0.34        0.45            0.69
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.20)      (0.41)      (0.46)          (0.33)
                                                -------------------------------------------------------
Total dividends................................          (0.20)      (0.42)      (0.47)          (0.33)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 14.03     $ 14.27      $14.35         $ 14.37
                                                -------------------------------------------------------
Total return(c)................................          (0.30)%      2.39%       3.22%           5.02%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)........        $89,528    $101,899    $140,781         $81,944
Average net assets (000 omitted)...............        $96,307    $122,195    $117,219         $40,750
Ratio of expenses to average net assets .......           0.86%*      0.87%       0.88%           0.94%*
Ratio of net investment income to average
   net assets..................................           2.80%*      2.95%       3.28%           3.42%*
Portfolio turnover rate........................             15%         41%         38%             22%


See footnote summary on page 156.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 151

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                Intermediate Diversified
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class B Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........         $14.27     $ 14.35     $ 14.38         $ 14.01
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.15        0.32        0.37            0.27
Net realized and unrealized gain (loss) on
   investment  and futures transactions .......          (0.23)      (0.08)      (0.03)           0.37
                                                -------------------------------------------------------
Total from investment operations...............          (0.08)       0.24        0.34            0.64
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.15)      (0.31)      (0.36)          (0.27)
                                                -------------------------------------------------------
Total dividends................................          (0.15)      (0.32)      (0.37)          (0.27)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 14.04      $14.27      $14.35         $ 14.38
                                                -------------------------------------------------------
Total return(c)................................          (0.58)%      1.68%       2.43%           4.63%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)........        $83,247    $ 96,064    $115,690         $53,115
Average net assets (000 omitted). .............        $90,949    $106,491    $ 89,102         $26,153
Ratio of expenses to average net assets .......           1.56%*      1.57%       1.59%           1.65%*
Ratio of net investment income to average
   net assets..................................           2.11%*      2.25%       2.58%           2.75%*
Portfolio turnover rate........................             15%         41%         38%             22%


See footnote summary on page 156.


--------------------------------------------------------------------------------
152 o AllianceBernstein Intermediate Municipal Portfolios




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Intermediate Diversified
                                                                  Municipal Portfolio
                                                -------------------------------------------------------

                                                                    Class C Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........        $ 14.27     $ 14.35     $ 14.37         $ 14.01
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.15        0.32        0.37            0.27
Net realized and unrealized gain (loss) on
   investment  and futures transactions .......          (0.24)      (0.08)      (0.02)           0.36
                                                -------------------------------------------------------
Total from investment operations...............          (0.09)       0.24        0.35            0.63
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.15)      (0.31)      (0.36)          (0.27)
                                                -------------------------------------------------------
Total dividends................................          (0.15)      (0.32)      (0.37)          (0.27)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 14.03      $14.27      $14.35         $ 14.37
                                                -------------------------------------------------------
Total return(c)................................          (0.65)%      1.68%       2.50%           4.55%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)........        $76,727    $ 89,439    $112,298         $51,419
Average net assets (000 omitted). .............        $83,698    $103,098    $ 86,028         $24,113
Ratio of expenses to average net assets .......           1.56%*      1.57%       1.59%           1.65%*
Ratio of net investment income to average
   net assets..................................           2.11%*      2.25%       2.57%           2.71%*
Portfolio turnover rate........................             15%         41%         38%             22%



See footnote summary on page 156.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 153

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                Intermediate New York

                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class A Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........        $ 14.74     $ 14.21     $ 14.22         $ 13.82
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.21        0.43        0.46            0.32
Net realized and unrealized gain (loss) on
   investment and futures transactions ........          (0.88)      (0.10)      (0.01)           0.40
                                                -------------------------------------------------------
Total from investment operations...............          (0.67)       0.33        0.45            0.72
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.21)      (0.42)      (0.45)          (0.32)
                                                -------------------------------------------------------
Total dividends................................          (0.21)      (0.43)      (0.46)          (0.32)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 13.86      $14.11      $14.21         $ 14.22
                                                -------------------------------------------------------
Total return(c)................................          (0.29)%      2.37%       3.25%           5.30%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)........        $50,566     $54,246     $78,518         $36,760
Average net assets (000 omitted)...............        $53,028     $67,768     $59,445         $19,608
Ratio of expenses to average net assets........           0.89%*      0.88%       0.90%           0.95%*
Ratio of net investment income to average
   net assets..................................           3.01%*      3.07%       3.22%           3.39%*
Portfolio turnover rate........................             19%         39%         29%             37%


See footnote summary on page 156.


--------------------------------------------------------------------------------
154 o AllianceBernstein Intermediate Municipal Portfolios




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Intermediate New York
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class B Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........         $14.10     $  14.20    $ 14.22         $ 13.82
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.15        0.33        0.36            0.26
Net realized and unrealized gain (loss) on
   investment and futures transactions ........          (0.25)      (0.10)      (0.02)           0.40
                                                -------------------------------------------------------
Total from investment operations...............          (0.10)       0.23        0.34            0.66
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.15)      (0.32)      (0.35)          (0.26)
                                                -------------------------------------------------------
Total dividends................................          (0.15)      (0.33)      (0.36)          (0.26)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 13.85      $14.10      $14.20         $ 14.22
                                                -------------------------------------------------------
Total return(c)................................          (0.63)%      1.67%       2.45%           4.82%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .......        $53,753     $58,167     $62,916         $25,635
Average net assets (000 omitted)...............        $56,682     $61,357     $45,137         $12,577
Ratio of expenses to average net assets .......           1.59%*      1.58%       1.61%           1.67%*
Ratio of net investment income to average
   net assets..................................           2.32%*      2.37%       2.52%           2.69%*
Portfolio turnover rate........................             19%         39%         29%             37%


See footnote summary on page 156.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 155




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Intermediate New York
                                                                  Municipal Portfolio
                                                -------------------------------------------------------
                                                                    Class C Shares
                                                -------------------------------------------------------
                                                    Six Months                              February 1,
                                                         Ended      Year Ended September 30, 2002(b) to
                                                March 31, 2005     -------------------------  September
                                                   (unaudited)     2004(a)        2003        30, 2002
                                                -------------------------------------------------------
Net asset value, beginning of period ..........        $ 14.11     $ 14.21     $ 14.23         $ 13.82
                                                -------------------------------------------------------
Income From Investment Operations:
Investment income, net.........................           0.16        0.34        0.36            0.26
Net realized and unrealized gain (loss) on
   investment and futures transactions ........          (0.25)      (0.11)      (0.02)           0.41
                                                -------------------------------------------------------
Total from investment operations...............          (0.09)       0.23        0.34            0.67
                                                -------------------------------------------------------
Less Dividends:
Dividends from taxable net investment
   income......................................             -0-      (0.01)      (0.01)             -0-
Dividends from tax-exempt net investment
   income......................................          (0.16)      (0.32)      (0.35)          (0.26)
                                                -------------------------------------------------------
Total dividends................................          (0.16)      (0.33)      (0.36)          (0.26)
                                                -------------------------------------------------------
Net asset value, end of period.................        $ 13.86      $14.11      $14.21         $ 14.23
                                                -------------------------------------------------------
Total return(c)................................          (0.63)%      1.66%       2.44%           4.89%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)........        $43,176     $53,033     $61,526         $17,847
Average net assets (000 omitted). .............        $49,482     $59,729     $39,493         $ 8,277

Ratio of expenses to average net assets .......           1.59%*      1.58%       1.61%           1.66%*
Ratio of net investment income to average
   net assets..................................           2.32%*      2.37%       2.49%           2.65%*
Portfolio turnover rate........................             19%         39%         29%             37%


*  Annualized.

(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. For the year ended September 30, 2004, this change had no effect on net investment income per share and net realized and unrealized gain (loss) on investment transactions per share. The effect on the ratio of net investment income per share was as follows:

                                                   Class A  Class B   Class C
                                                  -----------------------------

      Intermediate California Municipal Portfolio    .00%     .00%     .00%
      Intermediate Diversified Municipal Portfolio   .00%     .00%     .00%
      Intermediate New York Municipal Portfolio      .00%     .01%     .01%

(b) Commenced distribution on February 1, 2002.

(c) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
156 o AllianceBernstein Intermediate Municipal Portfolios

BOARD OF DIRECTORS


Rosalie J. Wolf,(1) Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS


Philip L.Kirstein, Senior Vice President and Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110


Distributor+
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Transfer Agent+
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee, the Governance, Nominating and Compensation Committee and the Independent Directors Committee.

+   For the Intermediate Municipal Portfolios, Class A, B and C shares only.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 157

Information Regarding the Review and Approval of the Fund's Management Agreement

The Board of Directors, including the Directors that are not interested persons of the Fund (the "Independent Directors"), last approved the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund") and Alliance Capital Management, L.P. (the "Investment Manager") (the "Investment Advisory Agreement") at an in-person meeting held on October 27, 2004. In approving the Investment Advisory Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and consider whether continuance of the Agreement would be in the best interests of the Fund. The Board received materials relating to its consideration of the Investment Advisory Agreement, including: (i) fees and expense ratios of each of the Diversified Municipal Portfolio, New York Municipal Portfolio and California Municipal Portfolio (each a "Portfolio" and collectively, the "Portfolios") in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Portfolio, a peer group of funds and an appropriate benchmark index; (iii) sales and redemption data for each Portfolio; (iv) the economic outlook and the general investment outlook in the markets; (v) information with respect to the Investment Manager's profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (vi) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vii) information regarding the Investment Manager's compliance record. The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses
The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data.

The Board considered data based on information provided by Lipper, particularly that:

    the California Municipal Portfolio's weighted average management fee for both Private Client Class and Class A shares was above the median weighted average management fee of its peer group. The Board also noted that the weighted average expense ratio and weighted average total expenses of the


--------------------------------------------------------------------------------
158 o AllianceBernstein Intermediate Municipal Portfolios

    Private Client Class were below the median weighted average expense ratio and weighted average total expenses of its peer group, but that the weighted average expense ratio and weighted average total expenses of the Class A shares were above their respective peer group medians.

    the Diversified Municipal Portfolio's weighted average management fee for both Private Client Class and Class A shares was below the median weighted average management fee of its peer group. The Board also noted that the weighted average expense ratio and weighted average total expenses of the Private Client Class were below the median weighted average expense ratio and weighted average total expenses of its peer group, but that the weighted average expense ratio and weighted average total expenses of the Class A shares were above their respective peer group medians.

    the New York Municipal Portfolio's weighted average management fee for both Private Client Class and Class A shares was above the median weighted average management fee of its peer group. The Board also noted that the weighted average expense ratio and weighted average total expenses of the Private Client Class were below the median weighted average expense ratio and weighted average total expenses of its peer group, but that the weighted average expense ratio and weighted average total expenses of the Class A shares were above their respective peer group medians.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager serves as adviser to over 100 investment portfolios.

Nature, Extent and Quality of Services
The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Investment Manager, including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing their services and the quality of their administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that in management's judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager's investment staff consists of:


--------------------------------------------------------------------------------

                       AllianceBernstein Intermediate Municipal Portfolios o 159

o 66 Fixed-Income Portfolio Managers, 42 Fixed-Income Credit Research Analysts, 5 Structured Analysts, 6 Fixed-Income Economists, 7 Fixed-Income Quantitative Analysts and 10 Fixed-Income Traders.

o 15 Senior International Portfolio Managers (including 1 economist), 42 International Associate Portfolio Managers, 1 International Research Director, 68 International Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 International Traders.

o 6 Senior Emerging Markets Value Portfolio Managers (including 1 economist), 42 Emerging Markets Value Associate Portfolio Managers, 1 Emerging Markets Value Research Director, 68 Emerging Markets Value Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 Emerging Markets Value Traders.

The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.

The Board then reviewed the compliance and administrative services of the Investment Manager that support their investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Investment Manager.

Fund Performance
The Board of Directors, including the Independent Directors, received and considered information about each Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio's peer group, based on net yield, for the year-to-date, 1-year, 5-year and since inception periods ending June 30, 2004 ("relevant periods") and versus each Portfolio's appropriate benchmark index, both before and after fees, for the 1-year and since inception periods ending June 30, 2004. Both the funds included in each Portfolio's peer group and the comparative performance data were provided to the Investment Manager by Lipper. The Board noted that:

(i) the Diversified Municipal Portfolio outperformed the median of its peer group over the year-to-date and 1-year periods but underperformed against the median over the 5-year and since inception periods. Both before and after fees, the Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the 1-year period ended June 30, 2004. Before fees, the Portfolio also outperformed its benchmark index over the since inception period ended June 30, 2004. Net of fees, the Portfolio underperformed against the benchmark index for the since inception period.


--------------------------------------------------------------------------------
160 o AllianceBernstein Intermediate Municipal Portfolios

(ii) the New York Municipal Portfolio outperformed the median of its peer group over the year-to-date and 1-year periods and matched the median performance over the since inception period but underperformed against the median over the 5-year period. Both before and after fees, the Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the 1-year period ended June 30, 2004. Before fees, the Portfolio also outperformed its benchmark index over the since inception period ended June 30, 2004. Net of fees, the Portfolio underperformed against the benchmark index for the since inception period; and,

(iii) the California Municipal Portfolio outperformed the median of its peer group over the year-to-date and 1-year periods but underperformed against the median over the 5-year and since inception periods. Before fees, the Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the 1-year and since inception periods ended June 30, 2004. Net of fees, the Portfolio underperformed against the benchmark index for both of the aforementioned periods.

The Board noted that the underperformance of some of the Portfolios net of fees versus their respective indices was at least partly due to the fact that the Portfolios' benchmarks don't account for the fees that would be charged if some entity were able to replicate them and offer them to retail investors.

The Board concluded that the performance generated by the Investment Manager was satisfactory considering the size of the Portfolios and their expense levels.

Profitability
The Board of Directors, including the Independent Directors, considered the level of the Investment Manager's profits in respect of its management of the Fund. Among the materials provided to the Independent Directors in connection therewith was a report describing the cost allocation methodology employed by the Investment Manager. After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Investment Manager's profits in respect of its management of the Fund was reasonable.

Economies of Scale
The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Following this consideration, the Board determined that the advisory fee structure should be amended to the revised advisory fee schedule below.


--------------------------------------------------------------------------------

                       AllianceBernstein Intermediate Municipal Portfolios o 161

Other Benefits to the Investment Manager
The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Investment Manger, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for administrative and transfer agency services. It also considered other benefits potentially derived from an increase in the Investment Manager's business as a result of the Investment Manger's relationship with the Fund.

The Board concluded that other ancillary benefits that the Investment Manager could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Advisory Agreement as amended, including the fees to be charged for services thereunder.

Advisory Fee Rate Schedule
On the basis of the information considered, the Board concluded that the advisory fee rates for each Portfolio should be amended as follows:


                              Advisory Fee Schedule
Portfolio                     Effective October 28, 2004       Previous Advisory Fee Schedule
---------------------------------------------------------------------------------------------

New York Municipal            .50% of the first $1 billion;    .50% of the first $1 billion;
Portfolio
                              .45% of assets in excess of      .45% of assets in excess of
                              $1 billion up to, but not                         $1 billion
                              exceeding $3 billion;

                              .40% of assets in excess of
                              $3 billion

California Municipal          .50% of the first $1 billion;    .50% of the first $1 billion;
Portfolio
                              .45% of assets in excess of        .45% of assets in excess of
                              $1 billion up to, but not                           $1 billion
                              exceeding $3 billion;

                              .40% of assets in excess of
                              $3 billion

Diversified Municipal         .50% of the first $1 billion;    .50% of the first $1 billion;
Portfolio
                              .45% of assets in excess of      .45% of assets in excess of
                              $1 billion up to, but not                         $1 billion
                              exceeding $3 billion;

                              .40% of assets in excess of
                              $3 billion


--------------------------------------------------------------------------------
162 o AllianceBernstein Intermediate Municipal Portfolios

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------------------------------------------
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

--------------------------------------------------------------------------------
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

--------------------------------------------------------------------------------
  Growth Funds
--------------------------------------------------------------------------------
  Domestic
  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International
  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Growth Fund*
  International Research Growth Fund*
  New Europe Fund

--------------------------------------------------------------------------------
  Value Funds
--------------------------------------------------------------------------------
  Domestic
  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-Cap Value Fund*
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

--------------------------------------------------------------------------------
  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

--------------------------------------------------------------------------------
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

--------------------------------------------------------------------------------
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

--------------------------------------------------------------------------------
  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth

   Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                       AllianceBernstein Intermediate Municipal Portfolios o 163

NOTES



--------------------------------------------------------------------------------
164 o AllianceBernstein Intermediate Municipal Portfolios

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

INTMUNISR0305

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Short Duration Portfolio


Short Duration


Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance, Nominating and Compensation Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 25, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Short Duration Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2005.

Investment Objective and Policies

The Portfolio seeks safety of principal and a moderate rate of income that is subject to taxes. Under normal circumstances, the Portfolio invests at least 80% of its total assets in securities rated A or better by national rating agencies and comparably rated commercial paper and notes. The Portfolio chooses from a wide variety of fixed-income securities: U.S. government and agency securities, asset-backed securities, corporate bonds, mortgage-related securities, inflation protected securities and others. The Portfolio may also invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies which are not investment-grade. In managing the Portfolio, we seek to maintain an effective duration of one to three years under normal market conditions.

Investment Results

The table on page 4 shows the performance of the Portfolio for the six- and 12-month periods ended March 31, 2005. Also included in the table are returns for the Portfolio's benchmark, the Merrill Lynch 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.

The Portfolio's Class A shares outperformed the benchmark for the six-month period ended March 31, 2005. The Portfolio's relative outperformance was primarily due to its allocation to non-Treasury sectors, all of which outperformed the Treasury-only benchmark. The Portfolio's shorter-than-benchmark duration in an environment of rising interest rates also contributed positively to its performance. Additionally, the Portfolio's yield curve structure, specifically its underweighted position in the two-year area of the yield curve, further enhanced performance.

Market Review and Investment Strategy

During the semi-annual reporting period, the U.S. Federal Reserve (the "Fed") continued to raise interest rates in increments of 25 basis points, taking the benchmark rate from 1.75% to 2.75%. However, unlike the second half of 2004, when the market's mood had been uncharacteristically sanguine in the context of rising rates, market sentiment soured late in the first quarter of 2005 and bond prices fell, especially in the intermediate part of the curve. Markets were rattled primarily by two concerns: the fear that official rate hikes could become more aggressive this year and the fallout from General Motors' profit warning and potential ratings downgrade to below investment-grade. Late in the period, yields jumped after the Fed stated that inflation pressures had increased in recent months. Inflation fears were further stoked by sharply higher oil and commodities prices with crude oil reaching new highs. For the semi-annual period, the yield curve flattened significantly, with short-term yields rising the most.

U.S. Treasury returns lagged most sectors of the market for the reporting period. In absolute terms, the mort-


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 1
gage-backed sector was the best performer, posting a return of 1.06%, according to the Merrill Lynch Mortgage 0-3 Year Weighted Average Life (WAL) Index. Although mortgages were also swept up in the March sell-off, for the period they benefited as convexity and volatility concerns remained relatively benign, reflecting perceptions that refinancing activity will be more muted in the context of higher interest rates. Agency securities returned 0.11%, according to the Merrill Lynch 1-3 Year Agency Index, as government-sponsored enterprise
(GSE) spreads were negatively impacted after regulators found that Fannie Mae would need to restate its earnings and cover a $9 billion capital shortfall due to accounting problems. The negative news, however, was offset somewhat as investors remained more focused on supportive technicals in the agency market such as limited supply and the belief that any legislative outcome will ultimately create better financial conditions for GSEs. Asset-backed securities returned 1.23%, as strong demand, particularly for floating rate assets, continued to dominate their fundamentals. Asset-backed spreads continued to tighten from already historically tight levels at the start of the period.

During the reporting period, the Portfolio remained positioned for U.S. interest rates to continue to rise. The Portfolio's average duration was maintained shorter than its benchmark, with the underweight focused on the two-year area of the yield curve. The Portfolio continued to hold a significant allocation to non-Treasury securities, mortgage-backed, agency and asset-backed securities. These non-Treasury holdings were believed to likely earn their yield advantage and outperform Treasuries.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Merrill Lynch 1-3 Year Treasury Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index tracks short-term government securities with maturities between 1 and
2.99 years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk

The Portfolio's assets can be invested in foreign securities which may magnify asset value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Portfolio may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have an impact on the Portfolio's asset value. Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater negative effect on bonds with longer maturities than on those with shorter maturities. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. Portfolio purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher rated securities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 3

HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK                                   Returns
PERIODS ENDED MARCH 31, 2005                        6 Months          12 Months
-------------------------------------------------------------------------------
AllianceBernstein Short Duration Portfolio
   Class A                                             -0.14%           -0.49%
   Class B                                             -0.57%           -1.27%
   Class C                                             -0.49%           -1.19%

Merrill Lynch 1-3 Year Treasury Index                  -0.24%           -0.35%


See Historical Performance and Benchmark disclosures on previous page. (Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005

                              NAV Returns            SEC Returns
Class A Shares
1 Year                            -0.49%                 -4.71%
Since Inception*                   0.73%                 -1.58%
SEC Yield**                                               2.91%

Class B Shares
1 Year                            -1.27%                 -4.18%
Since Inception*                  -0.01%                 -1.05%
SEC Yield**                                               2.21%

Class C Shares
1 Year                            -1.19%                 -2.16%
Since Inception*                  -0.01%                 -0.01%
SEC Yield**                        2.21%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                   -4.71%
Since Inception*                                         -1.58%

Class B Shares
1 Year                                                   -4.18%
Since Inception*                                         -1.05%

Class C Shares
1 Year                                                   -2.16%
Since Inception*                                         -0.01%


*   Inception Date: 5/21/03 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 5

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       Beginning         Ending
                                   Account Value  Account Value   Expenses Paid
                                 October 1, 2004 March 31, 2005  During Period*
-------------------------------------------------------------------------------
Class A
Actual                                    $1,000     $  998.65           $4.93
Hypothetical (5% return before expenses)  $1,000     $1,020.00           $4.99

Class B
Actual                                    $1,000     $  994.32           $8.40
Hypothetical (5% return before expenses)  $1,000     $1,016.50           $8.50

Class C
Actual                                    $1,000     $  995.10           $8.41
Hypothetical (5% return before expenses)  $1,000     $1,016.50           $8.50

* Expenses are equal to the classes' annualized expense ratios of 0.99%, 1.69% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (reflect the one-half year period).


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $525.3


SECURITY TYPE BREAKDOWN*

21.0%  Federal National Mortgage Association
20.9%  U.S. Treasury Securities
15.7%  Corporate Bonds
 9.0%  Collateralized Mortgage Obligations
 5.7%  Federal Home Loan Mortgage Corporation
 5.5%  Asset-Backed Securities
 4.5%  Commercial Mortgage-Backed Securities
 3.0%  Federal Home Loan Bank
 0.2%  Government National Mortgage Association

14.5%  Short-Term


* All data are as of March 31, 2005. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 7

SHORT DURATION PLUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
                U.S. TREASURY NOTES-21.43%
$ 93,935,000    3.00%, 12/31/2006                                 $ 92,742,495
  20,330,000    3.50%, 08/15/2009                                   19,835,249
                                                                  ------------
                Total U.S. Treasury Notes
                   (Cost $113,880,573)                             112,577,744
                                                                  ------------
                U.S. GOVERNMENT SPONSORED
                AGENCY OBLIGATIONS-14.22%
  16,295,000    Federal Home Loan Bank,                             16,021,603
                2.25%, 05/15/2006
  28,685,000    Federal National Mortgage                           28,456,237
                Association,
                3.25%, 06/28/2006
  30,470,000    Federal Home Loan Mortgage                          30,241,475
                Corp.,                                            ------------
                3.75%, 08/03/2007

                Total U.S. Government Sponsored
                   Agency Obligations
                   (Cost $75,568,867)                               74,719,315
                                                                  ------------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS-14.85%
   3,500,000    Winston Funding Ltd., Series 2003-1                  3,510,955
                Class A2,
                3.59%, 04/23/2009(a)(b)
   4,350,939    Federal Home Loan Mortgage Corp.,                    4,361,817
                Series 2571 Class FB,
                3.16%, 02/15/2018(a)
   1,232,302    Residential Asset Mortgage                           1,231,723
                Products Inc.,
                Series 2004-RS6 Class Al1,
                3.00%, 08/25/2022(a)
     685,694    Residential Asset Mortgage                             685,584
                Products Inc.,
                Series 2004-RS2 Class Al1,
                2.98%, 01/25/2024(a)
   8,628,138    MLCC Mortgage Investors Inc.,                        8,658,164
                Series 2003-F Class A1
                3.17%, 10/25/2028(a)
   7,408,663    MLCC Mortgage Investors Inc.,                        7,411,256
                Series 2004-A Class A1,
                3.08%, 04/25/2029(a)
     575,389    First Franklin Mortgage Loan                           575,930
                Asset-Backed Certificates,
                Series 2000-FF1 Class A,
                3.08%, 09/25/2030(a)


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
$  3,780,958    Structured Asset Securities Corp.,                  $3,807,047
                Series 2002-11A Class 1A1,
                3.78%, 06/25/2032(a)
     742,924    Countrywide Asset-Backed                               744,432
                Certificates,
                Series 2003-BC1 Class A1,
                3.25%, 03/25/2033(a)
     917,389    Federal National Mortgage                              915,334
                Association, Series 2003-W7
                Class A4,
                4.06%, 03/25/2033
   5,350,000    Long Beach Mortgage Loan Trust,                      5,448,353
                Series 2003-1 Class M2,
                4.90%, 03/25/2033(a)
   1,374,205    Centex Home Equity,                                  1,375,277
                Series 2003-C Class AV,
                3.15%, 09/25/2033(a)
   4,525,748    Ace Securities Corp.,                                4,527,151
                Series 2003-OPI Class A2,
                3.21%, 12/25/2033(a)
   3,629,492    Credit Suisse First Boston                           3,402,431
                Mortgage Securities Corp.,
                Series 2004-2R Class A1,
                5.21%, 12/28/2033(a)(b)
   3,895,690    Chase Mortgage Finance Corp.,                        3,917,116
                Series 2003-S15 Class 1A1,
                6.00%, 01/25/2034
      29,525    Renaissance Home Equity Loan                            29,534
                Trust, Series 2003-4 Class A2,
                3.05%, 03/25/2034(a)
     361,540    Ameriquest Mortgage Securities Inc.,                   361,540
                Series 2004-R4 Class A2,
                2.96%, 06/25/2034(a)
   2,095,039    Equity One ABS Inc.,                                 2,095,688
                Series 2004-3 Class AF1,
                3.01%, 07/25/2034(a)
   6,700,000    Long Beach Mortgage Loan Trust,                      6,720,971
                Series 2004-3 Class M2,
                3.45%, 07/25/2034(a)
   3,145,486    Master Asset Securitization Trust,                   3,131,521
                Series 2004-9 Class 3A1,
                5.25%, 07/25/2034
   2,508,824    Merrill Lynch Mortgage Investors, Inc.,              2,510,755
                Series 2004-WMC1 Class A2,
                3.15%, 10/25/2034(a)
   2,904,948    Morgan Stanley Mortgage Loan                         2,936,263
                Trust, Series 2004-8AR Class 4A1,
                5.461%, 10/25/2034


-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 9

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
$  3,076,268    Bank of America Funding Corp.,                    $  3,096,263
                Series 2004-B Class 5A1,
                5.24%, 11/20/2034
   2,884,955    Wells Fargo Mortgage Backed                          2,861,962
                Securities Trust,
                Series 2004-W Class A1,
                4.62%, 11/25/2034
   3,024,326    Bear Stearns Alt-A Trust,                            3,027,350
                Series 2004-11 Class 2A3,
                5.06%, 11/25/2034
     676,841    Federal National Mortgage                              674,194
                Association, Series 2003-W6                       ------------
                Class 1A23,
                2.90%, 10/25/2042

                Total Collateralized Mortgage Obligations
                   (Cost $78,452,360)                               78,018,611
                                                                  ------------
                MORTGAGE PASS-
                THROUGHS-16.38%
     244,617    Federal Home Loan Mortgage                             247,655
                Corp. Pool,
                9.00%, 03/17/2008
  37,368,198    Federal National Mortgage                           39,414,389
                Association Pool,
                7.00%, 03/01/2009-11/01/2034
   7,974,526    Federal National Mortgage                            8,239,541
                Association Pool,
                6.00%, 12/01/2013-06/01/2017
     617,211    Federal National Mortgage                              651,266
                Association Pool,
                7.50%, 03/01/2015
   1,086,098    Federal National Mortgage                            1,148,212
                Association Pool,
                8.00%, 08/01/2016
  12,325,000    Federal National Mortgage                           12,725,563
                Association Pool TBA,
                6.00%, 04/25/2020(c)
   2,100,000    Federal National Mortgage                            2,207,625
                Association Pool TBA,
                7.00%, 04/25/2020(c)
  19,375,775    Federal National Mortgage                           20,121,932
                Association Pool,
                6.50%, 03/01/2026-10/01/2034
   1,183,573    Government National Mortgage                         1,269,664
                Association Pool,                                 ------------
                7.50%, 03/15/2032

                Total Mortgage Pass-Throughs
                   (Cost $86,432,830)                               86,025,847
                                                                  ------------


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
                Automotive-0.63%
$  3,370,000    DaimlerChrysler North America,                      $3,322,618
                4.125%, 03/07/2007                                ------------

                Total Automotive
                   (Cost $3,366,904)                                 3,322,618
                                                                  ------------
                Banking-0.77%
   4,135,000    Washington Mutual, Inc.,                             4,023,959
                4.20%, 01/15/2010
      15,000    Wells Fargo & Co.,                                      14,666
                4.20%, 01/15/2010                                 ------------

                Total Banking
                   (Cost $4,120,158)                                 4,038,625
                                                                  ------------
                Broadcasting/Media-1.01%
   5,200,000    AOL TimeWarner, Inc.,                                5,306,262
                6.125%, 04/15/2006                                ------------
                Total Broadcasting/Media
                   (Cost $5,364,934)                                 5,306,262
                                                                  ------------
                Cable-1.41%
   3,230,000    Comcast Cable Communications Inc.,                   3,479,278
                8.375%, 05/01/2007
   3,665,000    British Sky Broadcasting Group plc,                  3,931,805
                6.875%, 02/23/2009                                ------------

               Total Cable
                   (Cost $7,486,195)                                 7,411,083
                                                                  ------------
                Communications-1.41%
   2,665,000    Sprint Capital Corp.,                                2,739,561
                6.00%, 01/15/2007
   4,785,000    SBC Communications, Inc.,                            4,654,001
                4.125%, 09/15/2009                                ------------

                Total Communications
                   (Cost $7,556,005)                                 7,393,562
                                                                  ------------
                Energy-0.48%
   2,645,000    Valero Energy Corp.,                                 2,519,664
                3.50%, 04/01/2009                                 ------------

                Total Energy
                   (Cost $2,634,054)                                 2,519,664
                                                                  ------------

-------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 11

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
                Financial-4.22%
$  5,475,000    General Motors Acceptance                         $  5,513,122
                Corp., Medium-Term Note,
                6.75%, 01/15/2006
   5,230,000    CIT Group Inc.,                                      5,530,647
                7.375%, 04/02/2007
   5,640,000    Goldman Sachs Group Inc.,                            5,592,466
                4.125%, 01/15/2008
   5,765,000    Ford Motor Credit Co.,                               5,524,623
                5.625%, 10/01/2008                                ------------

                Total Financial
                   (Cost $22,716,651)                               22,160,858
                                                                  ------------

                Food/Beverage-1.26%
   6,775,000    Kraft Foods, Inc.,                                   6,596,045
                4.125%, 11/12/2009                                ------------

                Total Food/Beverage
                   (Cost $6,735,648)                                 6,596,045
                                                                  ------------
                Healthcare-1.27%
   3,470,000    Anthem Inc.,                                         3,407,255
                3.50%, 09/01/2007
   3,310,000    Wellpoint, Inc.,                                     3,248,517
                3.75%, 12/14/2007(b)                              ------------

                Total Healthcare
                   (Cost $6,773,460)                                 6,655,772
                                                                  ------------
                Paper/Packaging-0.23%
   1,190,000    Weyerhaeuser Co.,                                    1,231,285
                6.125%, 03/15/2007                                ------------

                Total Paper/Packaging
                   (Cost $1,258,249)                                 1,231,285
                                                                  ------------
                Public Utilities - Electric
                & Gas-1.20%
   4,500,000    CenterPoint Energy Resources                         4,560,318
                Corp., Series B,
                8.125%, 07/15/2005
   1,800,000    Pacific Gas & Electric Co.,                          1,732,153
                3.60%, 03/01/2009                                 ------------

                Total Public Utilities - Electric & Gas
                   (Cost $6,357,359)                                 6,292,471
                                                                  ------------


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12 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
                Public Utilities - Telephone-0.78%
$  4,200,000    Telecom Italia Capital Corp.,                     $  4,090,178
                4.00%, 11/15/2008                                 ------------

                Total Public Utilities - Telephone
                   (Cost $4,198,545)                                 4,090,178
                                                                  ------------
                Service-0.82%
   4,180,000    PHH Corp.,                                           4,316,485
                6.00%, 03/01/2008                                 ------------

                Total Service
                   (Cost $4,387,445)                                 4,316,485
                                                                  ------------
                Supermarket/Drug-0.64%
   3,495,000    Safeway, Inc.,                                       3,390,416
                4.125%, 11/01/2008                                ------------

                Total Supermarket/Drug
                   (Cost $3,493,618)                                 3,390,416
                                                                  ------------
                COMMERCIAL MORTGAGE-BACKED
                SECURITIES-4.57%
   5,201,000    Greenwich Capital Commercial                         5,207,501
                Funding Corp.,
                Series 2003-FL1 Class B,
                3.376%, 07/15/2018(a)(b)
   3,310,000    LB-UBS Commercial Mortgage                           3,219,968
                Trust, Series 2004-C7, Class A2,
                3.992%, 10/15/2029
   6,740,531    Asset Securitization Corp.,                          6,997,682
                Series 1996-MD6 Class A1C,
                7.04%, 11/13/2029
     683,385    Commercial Mortgage Acceptance                         690,834
                Corp., Series 1997-ML1 Class A2,
                6.53%, 12/15/2030
   7,675,000    Nomura Asset Securities Corp.,                       7,896,117
                Series 1996-MD5 Class A1B,                        ------------
                7.12%, 04/13/2039

                Total Commercial Mortgage-Backed Securities
                   (Cost $24,597,581)                               24,012,102
                                                                  ------------


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                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 13

Principal                                                               Market
Amount          Description                                              Value
-------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS-14.87%
                U.S. Government Sponsored Agency
                   Obligations-9.83%
$ 51,600,000    Federal Home Loan Bank,                           $ 51,600,000
                0.01%, 04/01/2005
      70,000    Federal Home Loan Mortgage                              70,000
                Corp.,                                            ------------
                0.01%, 04/13/2005

                Total U.S. Government Sponsored Agency
                   Obligations  (Cost $51,670,000)                  51,670,000
                                                                  ------------
                U.S. Treasury Bill-5.04%
  26,490,000    2.62%, 04/14/2005                                   26,465,990
                                                                  ------------
                Total U.S. Treasury Bill
                   (Cost $26,465,990)                               26,465,990
                                                                  ------------
                Total Short-Term Investments
                   (Cost $78,135,990)                               78,135,990
                                                                  ------------
                Investment Summary
                Total Investments-102.45%
                   (Cost $543,517,434)(d)                          538,214,933
                Cash and Other Assets, Less
                   Liabilities-(2.45%)                             (12,896,258)
                                                                  ------------
                Net Assets-100.00%                                $525,318,675
                                                                  ============

(a)   Variable rate coupon, rate shown as of March 31, 2005.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate market value of these securities amounted to $15,369,404 or 2.93% of net assets.

(c)   When-issued security.

(d) At March 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $156,108 and gross unrealized depreciation of investments was $5,458,609, resulting in net unrealized depreciation of $5,302,501.

      Explanation of abbreviation:
      TBA - To Be Announced


      See notes to financial statements.


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14 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)


Assets
Investments in securities at value                                $538,214,933
Receivables:
   Interest                                                          3,331,651
   Capital shares sold                                                 498,024
                                                                  ------------
Total assets                                                       542,044,608
                                                                  ------------
Liabilities
Due to custodian                                                       229,110
Payables:
   Dividends to shareholders                                           476,934
   Investment securities purchased                                  15,044,707
   Capital shares redeemed                                             614,017
   Deferred income on dollar rolls                                      12,849
   Management fee (Note 2A)                                            212,599
   Shareholder servicing and administration fee (Note 2B)               34,803
   Transfer Agent fee (Note 2B)                                          7,340
   Distribution fee payable                                             70,359
   Accrued expenses                                                     23,215
                                                                  ------------
Total liabilities                                                   16,725,933
                                                                  ------------
Net Assets                                                        $525,318,675
                                                                  ============
Cost of investments                                               $543,517,434
                                                                  ============
Net Assets Consist of:
Capital stock, at par                                                  $42,148
Additional paid-in capital                                         536,937,515
Undistributed net investment income/(excess distributions)          (1,003,771)
Accumulated net realized loss on investment transactions            (5,354,716)
Unrealized appreciation/(depreciation) of investments               (5,302,501)
                                                                  ------------
                                                                  $525,318,675
                                                                  ============


See notes to financial statements.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 15

Calculation of Maximum Offering Price
Short Duration Plus Class Shares
Net Assets                                                        $408,109,857
Shares of capital stock outstanding                                 32,743,487
                                                                  ------------
Net asset value and offering price per share                      $      12.46
                                                                  ============
Short Duration Class A Shares
Net Assets                                                        $ 51,116,214
Shares of capital stock outstanding                                  4,100,771
                                                                  ------------
Net asset value and redemption price per share                    $      12.47
Sales charge--4.25% of public offering price                              0.55
                                                                  ------------
Maximum offering price                                            $      13.02
                                                                  ============
Short Duration Class B Shares
Net Assets                                                        $ 35,937,199
Shares of capital stock outstanding                                  2,883,548
                                                                  ------------
Net asset value and offering price per share                      $      12.46
                                                                  ============
Short Duration Class C Shares
Net Assets                                                        $ 30,155,405
Shares of capital stock outstanding                                  2,420,452
                                                                  ------------
Net asset value and offering price per share                      $      12.46
                                                                  ============


See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


Investment Income
Income:
   Interest                                                       $  9,006,277
   Income from dollar rolls                                            349,638
                                                                  ------------
Total income                                                         9,355,915
                                                                  ============
Expenses (Notes 1 and 2):
Management fee                                                       1,296,775
Shareholder servicing fee                                              207,074
Custodian and transfer agent fees                                      171,301
Distribution fees--Short Duration Class A                               80,948
Distribution fees--Short Duration Class B                              201,274
Distribution fees--Short Duration Class C                              175,475
Distribution fees--Short Duration Class R                                   20
Auditing and tax fees                                                   17,993
Directors' fees and expenses                                             3,889
Legal fees                                                               6,530
Registration fees                                                       82,753
Printing fees                                                           35,720
Miscellaneous                                                            6,198
                                                                  ------------
Total expenses                                                       2,285,950
Less: expense offset arrangement (Note 2B)                                 (57)
                                                                  ------------
Net expenses                                                         2,285,893
                                                                  ------------
Net investment income                                                7,070,022
                                                                  ------------
Realized and Unrealized Loss on
Investment Transactions
Net realized loss on:
   Investment transactions                                          (1,815,496)
                                                                  ------------
Net realized loss on investment transactions                        (1,815,496)
                                                                  ------------
Net decrease in unrealized appreciation/(depreciation) of:
   Investments                                                      (5,675,668)
                                                                  ------------
Net realized and unrealized loss on investment transactions         (7,491,164)
                                                                  ------------
Net Decrease in Net Assets Resulting from Operations              $   (421,142)
                                                                  ============


See notes to financial statements.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 17

STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months         Year
                                                  Ended 3/31/05       Ended
                                                   (Unaudited)       9/30/04
                                                  ============     ===========
Increase (Decrease) in Net Assets
from Operations:
Net investment income                               $7,070,022     $12,474,360
Net realized loss on
   investment transactions                          (1,815,496)     (2,924,390)
Decrease in unrealized
   appreciation/(depreciation)
   of investments                                   (5,675,668)     (3,115,801)
                                                  ------------    ------------
Net increase (decrease) in net assets
resulting from operations                             (421,142)      6,434,169
                                                  ------------    ------------
Dividends and Distributions
to Shareholders:
Dividends from net investment income
   Short Duration Plus Class                        (6,277,952)    (10,557,602)
   Class A                                            (730,661)     (1,788,909)
   Class B                                            (402,716)       (602,808)
   Class C                                            (350,363)       (566,368)
   Class R                                                 (97)           (122)
                                                  ------------    ------------
Distributions from net realized gain on
   investment transactions
   Short Duration Plus Class                          (395,649)       (476,390)
   Class A                                             (50,066)       (103,659)
   Class B                                             (39,845)        (42,750)
   Class C                                             (34,676)        (41,760)
   Class R                                                  (9)             -0-
                                                  ------------    ------------
Total dividends and distributions
   to shareholders                                  (8,282,034)    (14,180,368)
                                                  ------------    ------------
Capital-Share Transactions (Note 6):
   Net proceeds from sales of shares                89,472,863     278,798,276
   Net proceeds from sales of shares
      issued to shareholders on reinvestment
      of dividends and distributions                 3,899,954       6,885,041
                                                  ------------    ------------
Total proceeds from shares sold                     93,372,817     285,683,317
   Cost of shares redeemed                        (123,896,897)   (285,806,515)
                                                  ------------    ------------
Decrease in net assets from
   capital-share transactions                      (30,524,080)       (123,198)
                                                  ------------    ------------
Net decrease in net assets                         (39,227,256)     (7,869,397)
Net Assets:
Beginning of period                                564,545,931     572,415,328
                                                  ------------    ------------
End of period (Including undistributed
   net investment income/(excess
   distributions) of $(1,003,771) and
   $(312,004), respectively)                      $525,318,675    $564,545,931
                                                  ============    ============



See notes to financial statements.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)


NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Short Duration Class A, B, C and R shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, Class B and Class C Shares on May 21, 2003 in addition to the existing Short Duration Plus Class shares (the "Plus Class"). As of February 23, 2005, the Class R shares are no longer offered to shareholders. These financial statements include only the Short Duration Retail Classes. The financial highlights of the Plus Class shares are presented in a separate financial report. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 19
is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

D. Taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 21
differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets.

H. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

J. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

K. Mortgage-Backed Dollar Rolls

The Short Duration Plus Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2.
Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. Prior to October 27, 2004, the Adviser received an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolio.

On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of the Portfolio, to the Adviser at an annualized rate of 0.50% of the first $250 million, 0.45% of the next $500 million, and 0.40% thereafter.

B. Shareholder Servicing Fee; Transfer Agency Agreement

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolio and individual shareholders. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

Under a Transfer Agency Agreement, the Short Duration Class shares of the Portfolio compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $27,131 for the six months ended March 31, 2005.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 23

For the six months ended March 31, 2005, the expenses for the Retail class of Short Duration Plus Portfolio was reduced under an expense offset arrangement with AGIS by $57.

C. Distribution Arrangements--Short Duration Plus Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Short Duration Retail Classes

The Short Duration Retail Classes of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $517,209 and $526,980 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

The Distributor has advised the Portfolio that it has retained front-end sales charges of $4,009 from the sales of Class A shares and received $3,200, $54,271, and $6,622 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2005.

NOTE 3.
Investment Security Transactions

Purchases and Sales

For the period from October 1, 2004 through March 31, 2005 the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                    Purchases         Sales
                                                   ===========     ===========
Investment securities (excluding
   U.S. government securities)                     $55,930,856     $76,042,743
U.S. government securities                         451,518,397     478,889,607

NOTE 4.
Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2005 will be determined at the end of the fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003, were as follows:

                                                       2004            2003
                                                   ===========     ===========
Distributions paid from:
   Ordinary income                                 $14,180,368     $12,308,812
                                                   -----------     -----------
Total taxable distributions paid                    14,180,368      12,308,812
                                                   -----------     -----------
Total distributions paid                           $14,180,368     $12,308,812
                                                   ===========     ===========

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                   Accumulated           Total
                                   Capital and      Unrealized     Accumulated
                      Ordinary     Other Gains   Appreciation/       Earnings/
                        Income     (Losses)(a)  Depreciation(b)   (Deficit)(c)
-------------------------------------------------------------------------------
                       $70,030        $401,157        $250,777        $721,964

(a) Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2004, the Fund deferred to October 1, 2004 post October capital losses of $3,297,740.

(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c) The difference between the book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and post October loss deferrals.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 25

NOTE 5.
Risk Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk-Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE 6.
Risks Involved in Futures Contracts

The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of the Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.
Capital-Share Transactions

The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2005, 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion shares to the Portfolio, divided evenly into four classes.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Share transactions for the six months ended March 31, 2005 and year ended September 30, 2004, were as follows:


                                Shares                         Amount
                    ------------------------------------------------------------
                      Six Months                      Six Months
                           Ended                           Ended
                        March 31,     Year Ended        March 31,    Year Ended
                            2005    September 30,           2005   September 30,
                     (unaudited)            2004     (unaudited)           2004
-------------------------------------------------------------------------------
Short Duration
Plus Class
Shares sold            5,368,478      13,779,853     $67,576,210   $175,398,530
-------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends and
   distributions         216,225         354,625       2,722,413      4,518,277
-------------------------------------------------------------------------------
Shares redeemed       (6,147,604)    (12,999,054)    (77,402,530)  (165,694,224)
-------------------------------------------------------------------------------
Net increase
   (decrease)           (562,901)      1,135,424      (7,103,907)    14,222,583
===============================================================================
Beginning of
   period             33,306,388      32,170,964     422,597,621    408,375,038
===============================================================================
End of period         32,743,487      33,306,388    $415,493,714   $422,597,621
===============================================================================
Short Duration
Class A Shares(a)
Shares sold            1,085,179       4,016,683     $13,672,507    $51,202,933
-------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends and
   distributions          47,301         117,905         595,546      1,502,975
-------------------------------------------------------------------------------
Shares converted
   from Class B           53,139          30,110         666,564        381,919
-------------------------------------------------------------------------------
Shares redeemed       (1,725,825)     (6,692,833)    (21,752,160)   (85,093,395)
Net decrease            (540,206)     (2,528,135)     (6,817,544)   (32,005,568)
===============================================================================
Beginning of
   period              4,640,977       7,169,112      60,079,836     92,085,404
===============================================================================
End of period          4,100,771       4,640,977     $53,262,292    $60,079,836
===============================================================================
(a)   Class A, B and C Shares commenced distribution on May 21, 2003.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 27

                                Shares                         Amount
                    ------------------------------------------------------------
                      Six Months                      Six Months
                           Ended                           Ended
                        March 31,     Year Ended        March 31,    Year Ended
                            2005    September 30,           2005   September 30,
                     (unaudited)            2004     (unaudited)           2004
-------------------------------------------------------------------------------
Short Duration
Class B Shares(a)
Shares sold              293,216       2,184,212      $3,692,470    $27,779,246
-------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends and
   distributions          26,686          36,545         335,868        465,440
-------------------------------------------------------------------------------
Shares converted
   to Class A            (53,172)        (30,122)       (666,564)      (381,919)
-------------------------------------------------------------------------------
Shares redeemed         (879,289)     (1,366,618)    (11,072,811)   (17,378,283)
-------------------------------------------------------------------------------
Net increase
   (decrease)           (612,559)        824,017      (7,711,037)    10,484,484
===============================================================================
Beginning of
   period              3,496,107       2,672,090      44,744,023     34,259,539
===============================================================================
End of period          2,883,548       3,496,107     $37,032,986    $44,744,023
===============================================================================
Short Duration
Class C Shares(a)
Shares sold              307,122       1,887,697      $3,865,113    $24,025,648
-------------------------------------------------------------------------------
Shares issued
   to shareholders
   on reinvestment
   of dividends and
   distributions          19,560          31,272         246,127        398,349
-------------------------------------------------------------------------------
Shares redeemed       (1,032,403)     (1,358,186)    (12,993,050)   (17,258,694)
-------------------------------------------------------------------------------
Net increase
   (decrease)           (705,721)        560,783      (8,881,810)     7,165,303
===============================================================================
Beginning of
   period              3,126,173       2,565,390      40,072,263     32,906,960
===============================================================================
End of period          2,420,452       3,126,173     $31,190,453    $40,072,263
===============================================================================
Short Duration
Class R Shares(b)
Shares sold                   -0-            779             $-0-       $10,000
-------------------------------------------------------------------------------
Shares redeemed             (779)             -0-         (9,782)            -0-
-------------------------------------------------------------------------------
Net increase
   (decrease)               (779)            779          (9,782)        10,000
===============================================================================
Beginning of
   period                    779              -0-         10,000             -0-
===============================================================================
End of period                 -0-            779            $218        $10,000
===============================================================================
(a)   Class A, B and C Shares commenced distribution on May 21, 2003.

(b) Class R Shares commenced distribution on February 17, 2004. These shares are no longer being offered to shareholders as of February 23, 2005.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Notes to Financial Statements

NOTE 8.
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (SEC) and the NYAG have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:

(i)   The Adviser agreed to establish a $250 million fund (the Reimbursement
Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 29

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the Hindo Complaint) was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the Alliance Capital defendants); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005 discussions commenced with the NASD that management believes will conclude these investigations.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (Aucoin Complaint) was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 31

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                         Class A
                                         --------------------------------------
                                          Six Months
                                               Ended                    Period
                                            March 31,  Year Ended        Ended
                                                2005 September 30,September 30,
                                         (unaudited)         2004       2003(a)
                                         --------------------------------------
Net asset value, beginning of period          $12.67       $12.84       $12.87
                                         --------------------------------------
Income From Investment Operations:
Investment income, net                           .15          .27          .08
Net realized and unrealized gain (loss)
   on investment transactions                   (.17)        (.13)        (.03)
                                         --------------------------------------
Total from investment operations                (.02)         .14          .05
                                         --------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income                                       (.17)        (.29)        (.08)
Distributions from net realized gain on
   investment transactions                      (.01)        (.02)          -0-
                                         --------------------------------------
Total dividends and distributions               (.18)        (.31)        (.08)
                                         --------------------------------------
Net asset value, end of period                $12.47       $12.67       $12.84
                                         ======================================
Total return(b)                                 (.14)%       1.03%         .48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $51,116      $58,793      $92,075
Average net assets (000's omitted)           $54,114      $79,399      $56,063
Ratio of expenses to average net assets          .99%*       1.03%         .91%*
Ratio of expenses to average net assets
   excluding interest                            .99%*       1.01%         .91%*
Ratio of net investment income to
   average net assets                           2.45%*       2.06%        1.81%*
Portfolio turnover rate                           97%         359%         283%



See footnote summary on page 35.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                         Class B
                                         --------------------------------------
                                          Six Months
                                               Ended                    Period
                                            March 31,  Year Ended        Ended
                                                2005 September 30,September 30,
                                         (unaudited)         2004       2003(a)
                                         --------------------------------------
Net asset value, beginning of period          $12.67       $12.84       $12.87
                                         --------------------------------------
Income From Investment Operations:
Investment income, net                           .11          .17          .05
Net realized and unrealized gain (loss)
   on investment transactions                   (.18)        (.12)        (.03)
                                         --------------------------------------
Total from investment operations                (.07)         .05          .02
                                         --------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income                                       (.13)        (.20)        (.05)
Distributions from net realized gain on
   investment transactions                      (.01)        (.02)          -0-
                                         --------------------------------------
Total dividends and distributions               (.14)        (.22)        (.05)
                                         --------------------------------------
Net asset value, end of period                $12.46       $12.67       $12.84
                                         ======================================
Total return(b)                                 (.57)%        .32%         .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $35,937      $44,281      $34,311
Average net assets (000's omitted)           $40,365      $39,445      $16,797
Ratio of expenses to average net assets         1.69%*       1.75%        1.64%*
Ratio of expenses to average net assets
   excluding interest                           1.69%*       1.73%        1.64%*
Ratio of net investment income to
   average net assets                           1.75%*       1.34%        1.13%*
Portfolio turnover rate                           97%         359%         283%


See footnote summary on page 35.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 33

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                         Class C
                                         --------------------------------------
                                          Six Months
                                               Ended                    Period
                                            March 31,  Year Ended        Ended
                                                2005 September 30,September 30,
                                         (unaudited)         2004       2003(a)
                                         --------------------------------------
Net asset value, beginning of period            $12.66       $12.84     $12.87
                                         --------------------------------------
Income From Investment Operations:
Investment income, net                             .11          .17        .05
Net realized and unrealized gain (loss)
   on investment transactions                     (.18)        (.13)      (.03)
                                         --------------------------------------
Total from investment operations                  (.07)         .04        .02
                                         --------------------------------------
Less Dividends and Distributions:
Dividends from taxable net investment
   income                                         (.12)        (.20)      (.05)
Distributions from net realized gain on
   investment transactions                        (.01)        (.02)        -0-
                                         --------------------------------------
Total dividends and distributions                 (.13)        (.22)      (.05)
                                         --------------------------------------
Net asset value, end of period                  $12.46       $12.66     $12.84
                                         ======================================
Total return(b)                                   (.49)%        .25%       .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $30,155      $39,581    $32,929
Average net assets (000's omitted)             $35,191      $36,998    $18,054
Ratio of expenses to average net assets           1.69%*       1.74%      1.63%*
Ratio of expenses to average net assets
   excluding interest                             1.69%*       1.72%      1.63%*
Ratio of net investment income to
   average net assets                             1.74%*       1.35%      1.11%*
Portfolio turnover rate                             97%         359%       283%



See footnote summary on page 35.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

                                                              Class R
                                                  ----------------------------
                                                       Period
                                                        Ended           Period
                                                  February 23,           Ended
                                                       2005(c)    September 30,
                                                  (unaudited)           2003(d)
                                                  ----------------------------
Net asset value, beginning of period                   $12.67           $12.83
                                                  ----------------------------
Income From Investment Operations:
Investment income, net                                    .15              .13
Net realized and unrealized gain (loss) on
   investment transactions                               (.14)            (.13)
                                                  ----------------------------
Total from investment operations                          .01              .00
                                                  ----------------------------
Less Dividends and Distributions:
Dividends from taxable net investment income             (.12)            (.16)
Dividends from net realized gain on
   investment transactions                               (.01)              -0-
                                                  ----------------------------
Total dividends and distributions                        (.13)            (.16)
                                                  ----------------------------
Net asset value, end of period                         $12.55           $12.67
                                                  ============================
Total return(b)                                           .13%            (.02)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                  $8              $10
Average net assets                                         $8              $10
Ratio of expenses to average net assets                  1.19%*           1.29%*
Ratio of expenses to average net assets
   excluding interest                                    1.19%*           1.27%*
Ratio of net investment income to average net assets     2.17%*           1.70%*
Portfolio turnover rate                                    97%             359%


*    Annualized.

(a)  Commenced distribution on May 21, 2003.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) As of February 23, 2005, the Class R shares are no longer offered to shareholders.

(d)  Commenced distribution on February 17, 2004.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 35

BOARD OF DIRECTORS

Rosalie J. Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio,TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017



(1) Member of the Audit Committee, the Governance, Nominating and Compensation Committee and the Independent Directors Committee.

+    For the Retail Classes only.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Information Regarding the Review and Approval of the Fund's Management Agreement

The Board of Directors, including the Directors that are not interested persons of the Fund (the "Independent Directors"), last approved the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund") and Alliance Capital Management, L.P. (the "Investment Manager") (the "Investment Advisory Agreement") at an in-person meeting held on October 27, 2004. In approving the Investment Advisory Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and consider whether continuance of the Agreement would be in the best interests of the Fund. The Board received materials relating to its consideration of the Investment Advisory Agreement, including: (i) fees and expense ratios of the Short Duration Plus Portfolio (the "Portfolio") in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of the Portfolio, a peer group of funds and an appropriate benchmark index; (iii) sales and redemption data for the Portfolio; (iv) the economic outlook and the general investment outlook in the markets; (v) information with respect to the Investment Manager's profitability with respect to the Portfolio, including details regarding the methodology used to calculate profitability; (vi) information regarding fees paid to service providers that are affiliates of the Investment Manager; and
(vii) information regarding the Investment Manager's compliance record. The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of the Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data.

The Board considered data based on information provided by Lipper, particularly that:

   the Short Duration Plus Portfolio's weighted average management fee for both Private Client Class and Class A shares was below the median weighted average management fee of its peer group. The Board also noted that the weighted average expense ratio for both Private Client Class and Class A shares was below the median weighted average expense ratio of its peer group. The weighted average total expenses of the Portfolio's Private Client Class was below the median weighted average total expenses of its peer group, but the weighted average total expenses of the Class A shares was above the respective peer group median.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 37

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager serves as adviser to over 100 investment portfolios.

Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Investment Manager, including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing their services and the quality of their administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for the Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that in management's judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager's investment staff consists of:

o 66 Fixed-Income Portfolio Managers, 42 Fixed-Income Credit Research Analysts, 5 Structured Analysts, 6 Fixed-Income Economists, 7 Fixed-Income Quantitative Analysts and 10 Fixed-Income Traders.

o 15 Senior International Portfolio Managers (including 1 economist), 42 International Associate Portfolio Managers, 1 International Research Director, 68 International Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 International Traders.

o 6 Senior Emerging Markets Value Portfolio Managers (including 1 economist), 42 Emerging Markets Value Associate Portfolio Managers, 1 Emerging Markets Value Research Director, 68 Emerging Markets Value Research Analysts (which includes 46 fundamental and 22 quantitative) and 11 Emerging Markets Value Traders.

The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.

The Board then reviewed the compliance and administrative services of the Investment Manager that support their investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Investment Manager.

Fund Performance

The Board of Directors, including the Independent Directors, received and considered information about the Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus the Portfolio's peer group, based on net yield, for the year-to-date, 1-year, 5-year and since inception periods ending June 30, 2004 ("relevant periods") and versus the Portfolio's appropriate benchmark index, both before and after fees, for the 1-year and since inception periods ending June 30, 2004. Both the funds included in the Portfolio's peer group and the comparative performance data were provided to the Investment Manager by Lipper. The Board noted that:

   (i) the Short Duration Plus Portfolio outperformed the median of its peer group over all relevant periods. Both before and after fees, the Portfolio outperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over the 1-year period ended June 30, 2004. Before fees, the Portfolio outperformed its benchmark over the since inception period ended June 30, 2004. Net of fees, the Portfolio underperformed against the benchmark index for the since inception period.

The Board noted that the underperformance of the Portfolio net of fees versus its respective index was at least partly due to the fact that the Portfolio's benchmark does not account for the fees that would be charged if some entity were able to replicate them and offer them to retail investors.

The Board concluded that the performance generated by the Investment Manger was satisfactory considering the size of the Portfolio and its expense levels.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Investment Manager's profits in respect of its management of the Fund. Among the materials provided to the Independent Directors in connection therewith was a report describing the cost allocation methodology employed by the Investment Manager. After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Investment Manager's profits in respect of its management of the Fund was reasonable.

Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 39
scale. Following this consideration, the Board determined that the advisory fee structure for the Portfolio should be amended to the revised advisory fee schedule below.

Other Benefits to the Investment Manager

The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolio, but also so-called "fallout benefits" to the Investment Manger, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolio, including for administrative and transfer agency services. It also considered other benefits potentially derived from an increase in the Investment Manager's business as a result of the Investment Manager's relationship with the Fund.

The Board concluded that other ancillary benefits that the Investment Manager could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Advisory Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Investment Advisory Agreement as amended, including the fees to be charged for services thereunder.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board concluded that the advisory fee rates for the Portfolio of the Fund should be amended as follows:


                                 Advisory Fee Schedule
Portfolio                        Effective October 28, 2004         Previous Advisory Fee Schedule
--------------------------------------------------------------------------------------------------
Short Duration Plus Portfolio    .50% of the first $250 million;     .50% of the first $1 billion;

                                 .45% of assets in excess of         .45% of assets in excess of
                                 $250 million up to, but not         $1 billion
                                 exceeding $750 million;

                                 .40% of assets in  excess of
                                 $750 million



-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------
Wealth Strategies Funds
---------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy
---------------------------------
Blended Style Funds
---------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio
---------------------------------
Growth Funds
---------------------------------

Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund
---------------------------------
Value Funds
---------------------------------

Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund
---------------------------------
Taxable Bond Funds
---------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
---------------------------------
Municipal Bond Funds
---------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia
---------------------------------
Intermediate Municipal Bond Funds
---------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York
---------------------------------
Closed-End Funds
---------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 41

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


SHDURSR0305



ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.   EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.     DESCRIPTION OF EXHIBIT
       -----------     ----------------------
       11 (b) (1)      Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)      Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/ Roger Hertog
         -------------------
         Roger Hertog
         President

Date:    May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Roger Hertog
         -------------------
         Roger Hertog
         President

Date:    May 27, 2005

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    May 27, 2005